CCB BOND FUND

                       (FORMERLY, 111 CORCORAN BOND FUND),

             A PORTFOLIO OF CCB FUNDS (FORMERLY, 111 CORCORAN FUNDS)

                              5800 CORPORATE DRIVE

                       PITTSBURGH, PENNSYLVANIA 15237-7010

Dear Shareholder:

           The Board of Directors and management of the CCB Funds are pleased to submit for your vote a proposal to transfer all of the assets of the CCB Bond Fund (the "CCB Bond Fund") to Federated Intermediate Income Fund (the "Federated Fund"), a portfolio of Federated Income Securities Trust, a mutual fund advised by Federated Investment Management Company. The Federated Fund has an investment objective similar to that of the CCB Bond Fund in that it seeks to provide current income by investing in a diversified portfolio of investment grade securities. As part of the transaction, holders of shares in the CCB Bond Fund would receive Institutional Shares of the Federated Fund equal in value to their shares in the CCB Bond Fund and the CCB Bond Fund would be liquidated.

           The Board of Trustees of CCB Funds, as well as Central Carolina Bank & Trust Company, the CCB Bond Fund's investment adviser, and Federated Securities Corp., the CCB Bond Fund's distributor, believe the proposed agreement and plan of reorganization is in the best interests of CCB Bond Fund shareholders for the following reasons:

           --The reorganization of the CCB Bond Fund into the Federated Fund may provide operating efficiencies as a result of the size of the Federated Fund which were not available to CCB Bond Fund shareholders due to the smaller size of the CCB Bond Fund.

           --The Federated Fund has an investment objective similar to that of the CCB Bond Fund and offers an investment portfolio which invests in a diversified portfolio of investment grade securities.



           Your vote on the transaction is critical to its success. The transfer will be effected only if approved by a majority of all of the CCB Bond Fund's outstanding shares on the record date voted in person or represented by proxy. We hope you will participate by casting your vote in person, or by proxy if you are unable to attend the meeting. Please read the enclosed prospectus/proxy statement carefully before you vote.



           THE BOARD OF TRUSTEES BELIEVES THAT THE TRANSACTION IS IN THE BEST INTERESTS OF THE CCB BOND FUND AND ITS SHAREHOLDERS, AND UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR ITS APPROVAL.

           Thank you for your prompt attention and participation.

                                               Sincerely,

                                               Edward C. Gonzales

                                               President

                                  CCB BOND FUND

                       (FORMERLY, 111 CORCORAN BOND FUND),

             A PORTFOLIO OF CCB FUNDS (FORMERLY, 111 CORCORAN FUNDS)

                              5800 CORPORATE DRIVE

                       PITTSBURGH, PENNSYLVANIA 15237-7010

                   NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

                        TO SHAREHOLDERS OF CCB BOND FUND:

     A Special Meeting of Shareholders of CCB Bond Fund, a portfolio of CCB Funds (the "CCB Bond Fund") will be held at 2:00 p.m. on July 22, 1999, at: 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010, for the following purposes:

           1. To approve or disapprove a proposed Agreement and Plan of Reorganization between the CCB Bond Fund and Federated Income Securities Trust, on behalf of its portfolio, Federated Intermediate Income Fund (the "Federated Fund"), whereby the Federated Fund would acquire all of the assets of the CCB Bond Fund in exchange for the Federated Fund's Institutional Shares to be distributed PRO RATA by the CCB Bond Fund to the holders of its shares in complete liquidation of the CCB Bond Fund; and

           2. To transact such other business as may properly come before the meeting or any adjournment thereof.

Dated:  June 18, 1999                      By Order of the Board of Directors,



                                           John W. McGonigle

                                           Secretary

     Shareholders of record at the close of business on June 7, 1999 are entitled to vote at the meeting. Whether or not you plan to attend the meeting, please sign and return the enclosed proxy card. Your vote is important.

           TO SECURE THE LARGEST POSSIBLE REPRESENTATION AND TO SAVE THE EXPENSE OF FURTHER MAILINGS, PLEASE MARK YOUR PROXY CARD, SIGN IT, AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES. YOU MAY REVOKE YOUR PROXY AT ANY TIME AT OR BEFORE THE MEETING OR VOTE IN PERSON IF YOU ATTEND THE MEETING.

                           PROSPECTUS/PROXY STATEMENT

                                  JUNE 18, 1999

                          Acquisition of the Assets of

                                 CCB BOND FUND,

                       (formerly, 111 Corcoran Bond Fund),

                            a portfolio of CCB FUNDS

                         (formerly, 111 Corcoran Funds)

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7010

                  Telephone Number: 1-800-245-5051, option one

                 By and in exchange for Institutional Shares of

                       FEDERATED INTERMEDIATE INCOME FUND,

                                 a portfolio of

                        FEDERATED INCOME SECURITIES TRUST

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                  Telephone Number: 1-800-245-5051, option one

           This Prospectus/Proxy Statement describes the proposed Agreement and Plan of Reorganization (the "Plan") whereby Federated Intermediate Income Fund (the "Federated Fund"), a portfolio of Federated Income Securities Trust, a Massachusetts business trust (the "Trust"), would acquire all of the assets of CCB Bond Fund, a portfolio of CCB Funds, a Massachusetts business trust (the "CCB Bond Fund"), in exchange for the Federated Fund's Institutional Shares to be distributed PRO RATA by the CCB Bond Fund to the holders of its shares, in complete liquidation of the CCB Bond Fund. As a result of the Plan, each shareholder of the CCB Bond Fund will become the owner of the Federated Fund's Institutional Shares having a total net asset value equal to the total net asset value of his or her holdings in the CCB Bond Fund.

           THE BOARD OF TRUSTEES OF THE CCB FUNDS UNANIMOUSLY RECOMMENDS APPROVAL OF THE PLAN.

           Each of the Federated Fund and the CCB Bond Fund is a diversified portfolio of securities of an open-end management investment company. The Federated Fund's investment objective is to provide current income which it pursues by investing in a diversified portfolio of investment grade securities. The CCB Bond Fund's investment objective is to achieve income, which it pursues by purchasing portfolio securities which it deems to be undervalued in an effort to obtain appreciation of capital. For a comparison of the investment policies of the Federated Fund and the CCB Bond Fund, see "Summary - Investment Objectives, Policies and Limitations."

           This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about the Federated Fund that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the Prospectus of the Federated Fund dated August 31, 1998, which is incorporated herein by reference. Statements of Additional Information for the Federated Fund dated August 31, 1998 (relating to the Federated Fund's Prospectus of the same date) and June 18, 1999 (relating to this Prospectus/Proxy Statement) and the Annual Report to Shareholders dated April 30, 1998, all containing additional information, have been filed with the Securities and Exchange Commission and are incorporated herein by reference. Copies of the Statements of Additional Information and the Annual Report may be obtained without charge by writing or calling the Federated Fund at the address and telephone number shown above.

           THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

           THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



                                        i

                                TABLE OF CONTENTS

                                                                                       PAGE NO.
SUMMARY OF EXPENSES...............................................................        1
SUMMARY...........................................................................        2
    About the Proposed Reorganization.............................................        2
    Investment Objectives, Policies and Limitations...............................        3
    Advisory and Other Fees.......................................................        4
    Distribution Arrangements.....................................................        5
    Purchase, Exchange and Redemption Procedures..................................        5
    Dividends.....................................................................        6
    Tax Consequences..............................................................        7
RISK FACTORS......................................................................        7
INFORMATION ABOUT THE REORGANIZATION..............................................        7
    Background and Reasons for the Proposed Reorganization........................        7
    Description of the Plan of Reorganization.....................................        8
    Description of Federated Fund Shares..........................................        8
    Federal Income Tax Consequences...............................................        8
    Comparative Information on Shareholder Rights and Obligations.................        9
    Capitalization................................................................        10
INFORMATION ABOUT THE FEDERATED FUND, THE TRUST, THE CCB BOND FUND AND THE CCB FUNDS

                                                                                          10

    Federated Intermediate Income Fund, a portfolio of Federated Income Securities
       Trust......................................................................

                                                                                          10

    CCB Bond Fund, a portfolio of CCB Funds.......................................        11
VOTING INFORMATION................................................................        11
    Outstanding Shares and Voting Requirements....................................        12
    Dissenter's Right of Appraisal................................................        13
OTHER MATTERS AND DISCRETION OF PERSONS NAMED IN THE PROXY........................

                                                                                          13

AGREEMENT AND PLAN OF REORGANIZATION -- EXHIBIT A.................................       A-1


                               SUMMARY OF EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the CCB Bond Fund and the Federated Fund's Institutional Shares.


                                                  FEDERATED FUND

                                                  (INSTITUTIONAL                     FEDERATED
                                                     SHARES)

                                                                     CCB BOND        PRO FORMA
                                                                       FUND           COMBINED

                                                  ---------------   ------------    -------------
SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on
   Purchases (as a percentage of offering

   price)...................................           None            4.50%            None
Maximum Deferred Sales Charge (Load) (as a
   percentage of original purchase price or
   redemption proceeds, as applicable)......

                                                       None            None             None

Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends (as a percentage of
   offering price)..........................

                                                       None            None             None

Redemption Fee (as a percentage of amount
   redeemed, if applicable).................

                                                       None            None             None

Exchange Fee................................           None            None             None


ANNUAL OPERATING EXPENSES (BEFORE WAIVER/
REIMBURSEMENTS) (1)

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fee (2)..........................         0.50%           0.75%             0.50%
Distribution (12b-1) Fees...................         None            None              None
Shareholder Services Fee (3)................         0.25%           None              0.25%
Other Expenses..............................         0.27%           0.31%             0.22%
          Total Annual Operating Expenses...         1.02%           1.06%             0.97%
---------------------

(1) Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts during the year ended April 30, 1998 for the Federated Fund and May 31, 1998 for the CCB Bond Fund. These are shown below along with the net expenses the Federated Fund and CCB Bond Fund ACTUALLY PAID for the year ending April 30, 1998 and May 31, 1998, respectively. In addition, the Federated Pro Forma Combined reflects the expenses which are anticipated to be paid by the Federated Fund's Institutional Shares following the proposed transfer of assets from CCB Bond Fund into the Federated Fund.

                                            Federated
                                               Fund

                                          (Institutional            Federated
                                             shares)                Pro Forma

                                                          CCB Bond   Combined
                                                            Fund

                                          --------------- ----------------------
Total Waivers of Fund Expenses                0.47%        0.75%      0.42%
Total Actual Annual Fund Operating Expenses   0.55%        0.31%      0.55%
    (after waivers)

(2) The advisers for CCB Bond Fund and the Federated Fund voluntarily waived all or a portion of their management fees. The advisers can terminate these voluntary waivers at any time. The management fees paid by the Federated Fund and the CCB Bond Fund (after voluntary waivers) were 0.28% and 0.00%, respectively, for the year ended May 31, 1998 and April 30, 1998, respectively.

(3) The shareholder services provider voluntarily waived the 0.25% shareholder services fee for Federated Fund's Institutional Shares. The shareholder service provider can terminate this voluntary waiver at any time in its sole discretion. The shareholder services fee paid by the Federated Fund's Institutional Shares was 0.00% for the year ended April 30, 1998.

EXAMPLE

           This following Example is intended to help you compare the cost of investing in the CCB Bond Fund with the cost of investing in the Federated Fund's Institutional Shares.

The Example assumes that you invest $10,000 in CCB Bond Fund and the Federated Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Federated Pro Forma Combined Example assumes that you invest $10,000 in the Federated Fund's Institutional Shares subsequent to the transfer of assets from the CCB Bond Fund into the Federated Fund. The Example assumes that your investment has a 5% return each year and that the Federated Fund (Institutional Shares), CCB Bond Fund and Federated Pro Forma Combined operating expenses are BEFORE WAIVERS as shown above in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:.........................

                                1 year      3 years     5 years    10 years
                                ---------   --------    --------   ----------

Federated Fund..................   $104        $325        $563     $1,248
CCB Bond Fund...................   $553        $772      $1,008     $1,686
Federated Pro Forma Combined....  $  99        $309        $536     $1,190


                                     SUMMARY

           This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus of the Federated Fund dated August 31, 1998, the Statement of Additional Information of the Federated Fund dated August 31, 1998, the Prospectus of the CCB Bond Fund dated July 31, 1998, the Statement of Additional Information of the CCB Bond Fund dated July 31, 1998, and the Plan, a copy of which is attached to this Prospectus/Proxy Statement as EXHIBIT A.

ABOUT THE PROPOSED REORGANIZATION

           The Board of Directors of the CCB Bond Fund has voted to recommend to holders of the shares of the CCB Bond Fund the approval of the Plan whereby the Federated Fund, a portfolio of the Trust, would acquire all of the assets of the CCB Bond Fund in exchange for the Federated Fund's Institutional Shares to be distributed PRO RATA by the CCB Bond Fund to its shareholders in complete liquidation and dissolution of the CCB Bond Fund (the "Reorganization"). As a result of the Reorganization, each shareholder of the CCB Bond Fund will become the owner of the Federated Fund's Institutional Shares having a total net asset value equal to the total net asset value of his or her holdings in the CCB Bond Fund on the date of the Reorganization, i.e., the Closing Date (as hereinafter defined).

           As a condition to the Reorganization transactions, the Trust and the CCB Bond Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"), so that no gain or loss will be recognized by either the Federated Fund or the CCB Bond Fund or the shareholders of the CCB Bond Fund. The tax basis of the Federated Fund's Institutional Shares received by CCB Bond Fund shareholders will be the same as the tax basis of their shares in the CCB Bond Fund. After the acquisition is completed, the CCB Bond Fund will be dissolved.

INVESTMENT OBJECTIVES, POLICIES AND LIMITATIONS

           The investment objective of the Federated Fund is to provide current income. This investment objective may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Federated Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Federated Fund pursues its investment objective by investing in a diversified portfolio of investment grade securities, which are securities rated in one of the four highest categories by a nationally recognized statistical rating organization ("NRSRO") or are of comparable quality to securities having such ratings. Under normal market conditions, the dollar-weighted average portfolio maturity of the Federated Fund will be between three and ten years, and the Federated Fund's average-weighted duration will be between three and seven years. The Federated Fund invests primarily in a professionally managed, diversified portfolio consisting of U.S. government obligations, corporate obligations and asset-backed securities. The Federated Fund may also invest in derivative instruments of such securities, including instruments with demand features or credit enhancement, as well as money market instruments. Unless otherwise designated, the investment policies of the Federated Fund may be changed by the Board of Trustees without shareholder approval, although shareholders will be notified before any material change becomes effective.

           The investment objective of the CCB Bond Fund is to achieve income, which it pursues by purchasing portfolio securities which it deems to be undervalued in an effort to obtain appreciation of capital. This investment objective may not be changed without the affirmative vote of a majority of the outstanding voting securities of the CCB Bond Fund, as defined in the 1940 Act. As a matter of investment policy, which may be changed without shareholder approval, the CCB Bond Fund will invest so that, under normal circumstances, at least 65% of the value of its total assets are invested in bonds rated A or better. The remainder of the CCB Bond Fund's assets may be invested in securities rated BBB or Baa by a NRSRO. The CCB Bond Fund invests in a professionally managed portfolio consisting primarily of bonds rated A or better. The average maturity of the CCB Bond Fund is also three to ten years and, unlike the Federated Fund, it has no stated policy with respect to duration. The securities in which the CCB Bond Fund invests include: domestic issues of corporate debt obligations; obligations of the U.S. government; mortgage-backed securities and asset-backed securities; notes, bonds, and discount notes of U.S. government agencies or instrumentalities; commercial paper; time and savings deposits; zero coupon bonds; bankers' acceptances; repurchase agreements and foreign securities which are traded publicly in the United States. The CCB Bond Fund also may invest in derivative securities, including inverse floaters, options and futures. Unless otherwise designated, the investment policies of the CCB Bond Fund may be changed by the Board of Directors without shareholder approval.

           The investment policies and practices of each of the Federated Fund and the CCB Bond Fund are comparable in that both funds invest in similar debt securities rated investment grade by a NRSRO. The principal difference is that the CCB Bond Fund has a specific policy of investing at least 65% of its assets in bonds rated A or better while the Federated Fund has no such policy.

           Both the Federated Fund and the CCB Bond Fund are subject to certain investment limitations, which are similar. The principal difference in investment limitations relates to those which may not be changed without shareholder approval. For the Federated Fund, these include investment limitations which prohibit it from (1) borrowing money directly or through reverse repurchase agreements or pledging securities except, under certain circumstances, the Federated Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings; and (2) with respect to 75% of the Federated Fund's assets, investing more than 5% of the value of its total assets in securities of one issuer (except U.S. government obligations), or purchasing more than 10% of the outstanding voting securities of any one issuer. These investment limitations cannot be changed without shareholder approval.

           The CCB Bond Fund has investment limitations which prohibit it from
(1) borrowing money directly or through reverse repurchase agreements or pledging securities except, under certain circumstances, the CCB Bond Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of its total assets to secure such borrowings; and (2) selling securities short except, under strict limitations, it may maintain open short positions so long as not more than 5% of the value of the CCB Bond Fund's net assets is held as collateral for those positions. The above investment limitations of the CCB Bond Fund cannot be changed without shareholder approval.

           In addition to the policies and limitations set forth above, both the Federated Fund and the CCB Bond Fund are subject to certain additional investment policies and limitations, described in the Federated Fund's Statement of Additional Information dated August 31, 1998, and the CCB Bond Fund's Statement of Additional Information dated July 31, 1998. Reference is hereby made to the Federated Fund's Prospectus and Statement of Additional Information, each dated August 31, 1998, and to the CCB Bond Fund's Prospectus and Statement of Additional Information, each dated July 31, 1998, which set forth in full the investment objective, policies and investment limitations of each of the Federated Fund and the CCB Bond Fund, all of which are incorporated herein by reference thereto.

ADVISORY AND OTHER FEES

           The annual investment advisory fee for the Federated Fund is 0.50 of 1% of the Federated Fund's average daily net assets. The investment adviser to the Federated Fund, Federated Investment Management Company ("Federated Investment Management Company"), a subsidiary of Federated Investors, may voluntarily choose to waive a portion of its advisory fee or reimburse other expenses of the Federated Fund. This voluntary waiver or reimbursement may be terminated by Federated Investment Management Company at any time in its sole discretion. The maximum annual management fee for the CCB Bond Fund is 0.75 of 1% of average daily net assets of the CCB Bond Fund. The CCB Bond Fund's investment manager, Central Carolina Bank & Trust Company ("Central Carolina Bank"), may similarly voluntarily choose to waive a portion of its advisory fee or reimburse the CCB Bond Fund for certain expenses and may likewise terminate such waiver or reimbursement at any time in its sole discretion.



           Federated Services Company, an affiliate of Federated Investment Management Company, provides certain administrative personnel and services necessary to operate the Federated Fund. Federated Administrative Services, also an affiliate of Federated Investment Management Company, provides certain administrative personnel and services necessary to operate the CCB Bond Fund. Federated Services Company provides these services at an annual rate based upon the average aggregate daily net assets of all funds advised by Federated Investment Management Company and its affiliates. Federated Administrative Services provides these services at an annual rate based upon the average aggregate daily net assets of the CCB Funds. For both Federated Services Company and Federated Administrative Services, the rate charged is 0.15 of 1% on the first $250 million of all such funds' average aggregate daily net assets, 0.125 of 1% on the next $250 million, 0.10 of 1% on the next $250 million and 0.075 of 1% of all such funds' average aggregate daily net assets in excess of $750 million. Federated Services Company's minimum annual administrative fee per portfolio is $125,000 plus $30,000 for each additional class of shares of any such portfolio, while the administrative fee received by Federated Administrative Services during any fiscal year shall be at least $50,000 per portfolio. Federated Services Company or Federated Administrative Services may choose voluntarily to waive a portion of its respective fee. The administrative fee expense for the Federated Fund's fiscal year ended April 30, 1998 was $155,001 or 0.105% of its average daily net assets. The administrative fee expense for the CCB Bond Fund's fiscal year ended May 31, 1998 was $122,130 or 0.144% of its average daily net assets.



           The Federated Fund has entered into a Shareholder Services Agreement under which it may make payments of up to 0.25 of 1% of the average daily net asset value of the Institutional Shares to obtain certain personal services for shareholders and the maintenance of shareholder accounts. The Shareholder Services Agreement provides that Federated Shareholder Services ("FSS"), an affiliate of Federated Investment Management Company, either will perform shareholder services directly or will select financial institutions to perform such services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedule of such fees and the basis upon which such fees will be paid is determined from time to time by the Federated Fund and FSS. The CCB Bond Fund does not make payments to obtain similar shareholder services.

           The total annual operating expenses for Institutional Shares of the Federated Fund were 0.55% of average daily net assets (after waivers) for the fiscal year ended April 30, 1998. The total annual operating expenses for shares of the CCB Bond Fund were 0.31% of average daily net assets (after waivers) for the fiscal year ended May 31, 1998. Without such waivers, the expense ratio of the Federated Fund and the CCB Bond Fund would have been 1.02%, or 0.47% higher, and 1.06%, or 0.75% higher, respectively, of average daily net assets.

DISTRIBUTION ARRANGEMENTS

           Federated Securities Corp. ("FSC"), an affiliate of Federated Investment Management Company, is the principal distributor for shares of both the Federated Fund and the CCB Bond Fund. Institutional Shares of the Federated Fund are sold at net asset value, without a sales charge, next determined after an order is received. The Federated Fund does not have a Rule 12b-1 plan in effect with respect to its Institutional Shares and, accordingly, does not, nor does FSC, compensate brokers and dealers for sales and administrative services performed in connection with sales of Institutional Shares of the Federated Fund pursuant to a plan of distribution adopted pursuant to Rule 12b-1. However, FSC and FSS, from their own assets, may pay financial institutions supplemental fees as financial assistance for providing substantial sales services, distribution-related support services or shareholder services with respect to the Federated Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by FSC may be reimbursed by Federated Investment Management Company or its affiliates.

           Certain costs exist with respect to the purchase of CCB Bond Fund shares. Except under certain circumstances, shares of the CCB Bond Fund are sold at net asset value, next determined after an order is received, plus a maximum sales charge of 4.50%. The CCB Bond Fund also does not have a Rule 12b-1 plan and, accordingly, does not, nor does FSC, compensate brokers and dealers for sales and administrative services performed in connection with sales of shares of the CCB Bond Fund pursuant to a plan of distribution adopted pursuant to Rule 12b-1. However, for sales of shares of the CCB Bond Fund, a dealer will normally receive up to 85% of the applicable sales charge. For shares sold with a sales charge, Central Carolina Bank will receive 85% of the applicable sales charge for purchases of shares of the CCB Bond Fund made directly through Central Carolina Bank. The sales charge for shares sold other than through Central Carolina Bank or registered broker/dealers will be retained by FSC. However, FSC will, periodically, uniformly offer to pay to dealers additional amounts in the form of cash or promotional incentives. Such payments, all or a portion of which may be paid from the sales charge FSC normally retains or any other source available to it, will be predicated upon the amount of shares of the CCB Bond Fund that are sold by the dealer. After the reorganization is completed, CCB Bond Fund shareholders will be able to purchase Federated Fund Institutional Shares without a sales charge. For a complete description of sales charges and exemptions from such charges, reference is hereby made to the Prospectus of the CCB Bond Fund dated July 31, 1998, which is incorporated herein by reference thereto.

PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

           The transfer agent and dividend disbursing agent for each of the Federated Fund and the CCB Bond Fund is Federated Shareholder Services Company. Procedures for the purchase, exchange and redemption of the Federated Fund's Institutional Shares differ slightly from procedures applicable to the purchase, exchange and redemption of the CCB Bond Fund's shares. Reference is made to the Prospectus of the Federated Fund dated August 31, 1998, and the Prospectus of the CCB Bond Fund dated July 31, 1998, for a complete description of the purchase, exchange and redemption procedures applicable to purchases, exchanges and redemptions of Federated Fund and CCB Bond Fund shares, respectively, each of which is incorporated herein by reference thereto. Set forth below is a brief listing of the significant purchase, exchange and redemption procedures applicable to the Federated Fund's Institutional Shares and the CCB Bond Fund's shares.

           Purchases of Institutional Shares of the Federated Fund may be made through FSC or, once an account has been established, by wire or check. Purchases of shares of the CCB Bond Fund may be made through Central Carolina Bank and through certain broker/dealers under contract with FSC or directly by wire or check once an account has been established. The minimum initial investment in the Federated Fund is $25,000; however, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. All accounts maintained by an institutional investor will be combined together to determine whether such minimum investment requirement is met. For purposes of the minimum initial investment, all CCB Bond Fund shareholder accounts maintained by FSC will be combined to meet the minimum investment requirement. The minimum initial investment in the CCB Bond Fund is $1,000. Subsequent investments must be in amounts of at least $100. These minimums may be waived for purchases by the Trust Division of Central Carolina Bank for its fiduciary or custodial accounts. All accounts maintained by an institutional investor will be combined together to determine whether such minimum investment requirement is met. The Federated Fund and the CCB Bond Fund each reserves the right to reject any purchase request. In connection with the sale of shares of the CCB Bond Fund, FSC may from time to time offer certain items of nominal value to any shareholder.

           The purchase price of the Federated Fund's Institutional Shares is based on net asset value, without a sales charge. The purchase price of the CCB Bond Fund's shares is based on net asset value, plus a sales charge. Except in limited circumstances, the net asset value per share for each of the Federated Fund and the CCB Bond Fund is calculated as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Inc. (the "NYSE") on each day on which the NYSE is open for business. Federated Fund purchase orders by wire are considered received immediately and payments must be received before 3:00 p.m. (Eastern time) on the next business day following the order and begin earning dividends on the next business day. Federated Fund purchase orders received by check are considered received after the check is converted into federal funds, which normally occurs the business day after receipt, and shares begin earning dividends the next day. Purchase orders for shares of the CCB Bond Fund received from Central Carolina Bank and authorized brokers and dealers before 4:00 p.m. (Eastern time) may be entered at that day's price. Payment is normally required in three business days. If an order for shares of the CCB Bond Fund is placed on the preceding business day, shares purchased by wire begin earning dividends on the business day wire payment is received by the CCB Bond Fund's custodian, Fifth Third Bank. If the order for shares and payment by wire are received on the same day, shares begin earning dividends on the next business day. Shares of the CCB Bond Fund purchased by check begin earning dividends on the business day after the check is converted into federal funds.

           Shares in certain of the funds for which subsidiaries or affiliates of Federated Investors serve as investment adviser (collectively, the "Federated Funds") may be exchanged for Institutional Shares of the Federated Fund at net asset value. The exchange is subject to any initial or subsequent investment amounts of the fund into which the exchange is being made. Holders of shares of the CCB Bond Fund have exchange privileges with respect to shares in CCB Equity Fund, CCB North Carolina Municipal Securities Fund, Liberty U.S. Government Money Market Trust and Federated American Leaders Fund, Inc., each of which has different investment objectives and policies. Holders of shares of the CCB Bond Fund who exercise this exchange privilege must exchange shares having a net asset value of at least $1,000. Exchanges are made at net asset value plus the difference between the CCB Bond Fund's sales charge already paid and any applicable sales charge on shares of the fund to be acquired in the exchange. Exercise of the exchange privilege is treated as a redemption and new purchase for federal income tax purposes and, accordingly, may have tax consequences for the shareholder. Information on share exchanges may be obtained from the Federated Fund or the CCB Bond Fund, as appropriate.

           Redemptions of Federated Fund Institutional Shares may be made through a financial institution, by telephone or by mailing a written request. Redemptions of CCB Bond Fund shares may be made through Central Carolina Bank or the CCB Bond Fund, by telephone or by mailing a written request, or through the CCB Bond Fund's systematic withdrawal program. Institutional Shares of the Federated Fund and shares of the CCB Bond Fund are each redeemed at their net asset value next determined after the redemption request is received on each day on which the Federated Fund computes its net asset value. Proceeds will ordinarily be distributed by check within seven days after receipt of a redemption request.

           Any questions about such procedures may be directed to, and assistance in effecting purchases, exchanges or redemptions of the Federated Fund's Institutional Shares or the CCB Bond Fund's shares may be obtained from FSC, principal distributor for each of the Federated Fund and the CCB Bond Fund, at 1-800-245-5051, option one.

DIVIDENDS

           Each of the Federated Fund's and the CCB Bond Fund's current policy is to declare dividends daily and pay dividends monthly and to make annual distributions of net realized capital gains, if any. With respect to both the Federated Fund and the CCB Bond Fund, unless a shareholder otherwise instructs, dividends and capital gain distributions will be reinvested automatically in additional shares at net asset value.

TAX CONSEQUENCES

           As a condition to the Reorganization transactions, the Trust and the CCB Bond Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Code so that no gain or loss will be recognized by either the Federated Fund or the CCB Bond Fund or the shareholders of the CCB Bond Fund. The tax basis of the Federated Fund shares received by CCB Bond Fund shareholders will be the same as the tax basis of their shares in the CCB Bond Fund.

                                  RISK FACTORS

           As with other mutual funds that invest in U.S. government obligations, corporate obligations and asset-backed securities, both the Federated Fund and the CCB Bond Fund are subject to market risks. Although some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Treasury, no assurances can be given that the U.S. Government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. The prices of debt obligations generally fluctuate inversely in relation to the direction of interest rates. Generally, securities with lower credit ratings have a higher risk of default than securities with higher credit ratings. Certain securities, such as mortgage-backed, asset-backed and certain corporate securities are subject to the risk that there may be a higher rate of prepayments on underlying obligations (in the case of mortgage-backed and asset-backed securities) or the risk that the issuer may call the security, in which case a fund may not be able to reinvest the proceeds in securities bearing equivalent rates of interest. Investments in derivative securities are subject to certain risks different from investments in other securities, including the risk that the derivative security may fluctuate more widely in value and in ways unanticipated by the investment adviser in response to fluctuations in interest rates. The prices of debt obligations with longer maturities fluctuate more widely in response to market interest rate changes. Generally, the values of the securities in which the Federated Fund will invest, and accordingly the value of the Institutional Shares of the Federated Fund, will fall as interest rates rise and rise as interest rates fall.

           Since the CCB Bond Fund also invests in U.S. government obligations, corporate debt obligations, mortgage-backed securities and asset-backed securities, as well as other similar instruments, including derivatives, these risk factors are generally also present in an investment in the CCB Bond Fund. A full discussion of the risks inherent in investment in the Federated Fund and the CCB Bond Fund is set forth in the Federated Fund's Prospectus and Statement of Additional Information, each dated August 31, 1998, and the CCB Bond Fund's Prospectus and Statement of Additional Information, each dated July 31, 1998, each of which is incorporated herein by reference thereto.

                      INFORMATION ABOUT THE REORGANIZATION

BACKGROUND AND REASONS FOR THE PROPOSED REORGANIZATION

           The CCB Bond Fund was established in 1991 to provide investors with an opportunity to invest in a professionally managed pool of portfolio securities. Although the Board of Trustees of the CCB Funds has been satisfied with the performance of the CCB Bond Fund, it, and Central Carolina Bank, believe that economies of scale might be experienced by CCB Bond Fund shareholders if they were to become shareholders of a larger fund.

           The CCB Bond Fund currently has net assets of approximately $86.7 million, compared to the Federated Fund's net assets of $233.2 million. For the last several years, in an effort to remain competitive with other investment companies, Central Carolina Bank has waived all of its investment advisory fees and reimbursed the CCB Bond Fund for certain operating expenses, resulting in aggregate fee waivers and expense reimbursements of $635,044 for the CCB Bond Fund's fiscal year ended May 31, 1998. Central Carolina Bank has concluded that it will not be able to continue indefinitely to waive such investment advisory fees and reimburse operating expenses in order to allow the CCB Bond Fund to earn a return on its investments competitive with other investment companies with similar investment objectives. As a result, Central Carolina Bank has recommended to the Board of Trustees that it would be in the best interests of all of the CCB Bond Fund's shareholders to combine its assets with those of the Federated Fund. Such a combination may achieve operating efficiencies and economies of scale as a result of the larger size of the Federated Fund while allowing shareholders to maintain an investment in a fund whose investment objective is to provide current income.

           The Board of Trustees, including a majority of the independent Trustees, determined that participation in the Reorganization is in the best interests of the CCB Bond Fund and that the interests of CCB Bond Fund shareholders would not be diluted as a result of its effecting the Reorganization. Based upon the foregoing considerations, and the fact that shareholders of the CCB Bond Fund will not suffer any adverse tax consequences as a result of the Reorganization, the Board of Trustees unanimously voted to approve, and recommend to CCB Bond Fund shareholders the approval of, the Reorganization.

           The Board of Trustees of the Federated Fund, including the independent Trustees, have unanimously concluded that consummation of the Reorganization is in the best interests of the Federated Fund and the shareholders of the Federated Fund and that the interests of Federated Fund shareholders would not be diluted as a result of effecting the Reorganization and have unanimously voted to approve the Plan.

DESCRIPTION OF THE PLAN OF REORGANIZATION

           The Plan provides that the Federated Fund will acquire all of the assets of the CCB Bond Fund in exchange for the Federated Fund's Institutional Shares to be distributed PRO RATA by the CCB Bond Fund to its shareholders in complete liquidation of the CCB Bond Fund on or about July 23, 1999 (the "Closing Date"). The value of the CCB Bond Fund's assets to be acquired by the Federated Fund shall be the value of such assets computed as of the close of the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Closing Date (the "Closing"). Shareholders of the CCB Bond Fund will become shareholders of the Federated Fund as of the Closing, and will be entitled to the Federated Fund's next dividend distribution.

           On or before the Closing, the CCB Bond Fund will declare and pay a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its net investment income and realized net capital gain, if any, for all taxable years ending on or before the Closing Date..

           Consummation of the Reorganization is subject to the conditions set forth in the Plan, including receipt of an opinion in form and substance satisfactory to the CCB Bond Fund and the Trust, on behalf of the Federated Fund, as described under the caption "Federal Income Tax Consequences" below. The Plan may be terminated and the Reorganization may be abandoned at any time before or after approval by shareholders of the CCB Bond Fund prior to the Closing Date by either party if it believes that consummation of the Reorganization would not be in the best interests of its shareholders.

           Federated Investment Management Company is responsible for the payment of substantially all of the expenses of the Reorganization incurred by either party, whether or not the Reorganization is consummated. Such expenses include, but are not limited to, accountants' fees, legal fees, registration fees, transfer taxes (if any), the fees of banks and transfer agents and the costs of preparing, printing, copying and mailing proxy solicitation materials to the CCB Bond Fund shareholders and the costs of holding the Special Meeting (as hereinafter defined).

           The foregoing description of the Plan entered into between the Trust, on behalf of the Federated Fund and the CCB Bond Fund, is qualified in its entirety by the terms and provisions of the Plan, a copy of which is attached hereto as EXHIBIT A and incorporated herein by reference thereto.

DESCRIPTION OF FEDERATED FUND SHARES

           Full and fractional Institutional Shares of the Federated Fund will be issued without the imposition of a sales charge or other fee to the shareholders of the CCB Bond Fund in accordance with the procedures described above. Institutional Shares of the Federated Fund to be issued to shareholders of the CCB Bond Fund under the Plan will be fully paid and nonassessable when issued and transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of the Federated Fund dated August 31, 1998, provided herewith for additional information about Institutional Shares of the Federated Fund.

FEDERAL INCOME TAX CONSEQUENCES

           As a condition to the Reorganization, the Trust, on behalf of the Federated Fund, and the CCB Bond Fund will receive an opinion from Dickstein Shapiro Morin & Oshinsky LLP, counsel to the Trust and the CCB Bond Fund, to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (1) the Reorganization as set forth in the Plan will constitute a tax-free "reorganization" under Section 368(a)(1)(C) of the Code and the Federated Fund and the CCB Bond Fund each will be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (2) no gain or loss will be recognized by the Federated Fund upon its receipt of the CCB Bond Fund's assets solely in exchange for Federated Fund Institutional Shares; (3) no gain or loss will be recognized by the CCB Bond Fund upon the transfer of its assets to the Federated Fund in exchange for Federated Fund Institutional Shares or upon the distribution (whether actual or constructive) of the Federated Fund Institutional Shares to the CCB Bond Fund shareholders in exchange for their shares of the CCB Bond Fund; (4) no gain or loss will be recognized by shareholders of the CCB Bond Fund upon the exchange of their CCB Bond Fund shares for Federated Fund Institutional Shares; (5) the tax basis of the CCB Bond Fund's assets acquired by the Federated Fund will be the same as the tax basis of such assets to the CCB Bond Fund immediately prior to the Reorganization; (6) the tax basis of Federated Fund Institutional Shares received by each shareholder of the CCB Bond Fund pursuant to the Plan will be the same as the tax basis of CCB Bond Fund shares held by such shareholder immediately prior to the Reorganization; (7) the holding period of the assets of the CCB Bond Fund in the hands of the Federated Fund will include the period during which those assets were held by the CCB Bond Fund; and (8) the holding period of Federated Fund Institutional Shares received by each shareholder of the CCB Bond Fund will include the period during which the CCB Bond Fund shares exchanged therefor were held by such shareholder, provided the CCB Bond Fund shares were held as capital assets on the date of the Reorganization.

           Shareholders should recognize that an opinion of counsel is not binding on the Internal Revenue Service ("IRS") or any court. The CCB Bond Fund does not expect to obtain a ruling from the IRS regarding the consequences of the Reorganization. Accordingly, if the IRS sought to challenge the tax treatment of the Reorganization and was successful, neither of which is anticipated, the Reorganization would be treated as a taxable sale of assets of the CCB Bond Fund, followed by the taxable liquidation of the CCB Bond Fund.

           The Federated Fund does not anticipate that taxable sales involving significant amounts of securities of the combined portfolio will have to be made after the Reorganization to effect a realignment with the policies and investment practices of the Federated Fund.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS AND OBLIGATIONS

           GENERAL. Both the Trust and the CCB Bond Fund are open-end, diversified management investment companies registered under the 1940 Act, which continuously offer to sell shares at their current net asset value. Each of the Trust and the CCB Funds is organized as a business trust pursuant to a Declaration of Trust under the laws of the Commonwealth of Massachusetts. Each of the Trust and the CCB Funds is governed by its respective Declaration of Trust, Bylaws and Board of Trustees, in addition to applicable state and federal law. The rights of shareholders of the Trust and shareholders of the CCB Funds as set forth in the applicable Declaration of Trust and By-laws are substantially identical. Set forth below is a brief summary of the significant rights of shareholders of the Trust and shareholders of the CCB Bond Fund.

           SHARES OF THE TRUST AND THE CCB BOND FUND. The Trust is authorized to issue an unlimited number of shares of beneficial interest which have no par value. The Federated Fund is a separate series of the Trust. The Board of Trustees has established two classes of shares of the Federated Fund, known as Institutional Shares and Institutional Service Shares. The CCB Bond Fund is authorized to issue an unlimited number of shares of beneficial interest which have no par value. The CCB Bond Fund is a portfolio of the CCB Funds and has only one class of shares. Issued and outstanding shares of both the Federated Fund and CCB Bond Fund are fully paid and nonassessable, and freely transferable.

           VOTING RIGHTS. Neither the Trust nor the CCB Bond Fund is required to hold annual meetings of shareholders, except as required under the 1940 Act. Shareholder approval is necessary only for certain changes in operations or the election of trustees under certain circumstances. Each of the Trust and the CCB Funds requires that a special meeting of shareholders be called for any permissible purpose upon the written request of the holders of at least 10% of the outstanding shares of the series or class of the Trust or the CCB Funds, as the case may be, entitled to vote. Each share of the Federated Fund and of the CCB Bond Fund gives the shareholder one vote in trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio or class in each of the Trust and the CCB Funds have equal voting rights except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote.

           TRUSTEES. The Declaration of Trust for the Trust and the Declaration of Trust for the CCB Funds each provides that the term of office of each Trustee shall be for the lifetime of the Trust or the CCB Funds, as the case may be, or the earlier of his or her death, resignation, retirement, removal or mental or physical incapacity. A Trustee of the Trust or the CCB Funds may be removed by:
(i) written instrument signed by at least two-thirds of the Trustees, (ii) a majority vote of the Trustees if the Trustee has become mentally or physically incapacitated or (iii) a vote of two-thirds of the outstanding shares at any special meeting of shareholders. A vacancy on the Board may be filled by the Trustees remaining in office. A meeting of shareholders will be required for the purpose of electing additional Trustees whenever fewer than a majority of the Trustees then in office were elected by shareholders.

           LIABILITY OF TRUSTEES AND OFFICERS. Under both the Declaration of Trust for the Trust and the Declaration of Trust for the CCB Funds, a Trustee or officer will be personally liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust of the Trust and the By-Laws of the CCB Funds each further provides that Trustees and officers will be indemnified by the Trust or the CCB Funds, as the case may be, to the fullest extent permitted by law against liability and against all expenses of litigation unless the person's conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of the person's duties.

           SHAREHOLDER LIABILITY. Under certain circumstances, shareholders of the Federated Fund may be held personally liable as partners under Massachusetts law for obligations of the Trust on behalf of the Federated Fund. To protect its shareholders, the Trust has filed legal documents with the Commonwealth of Massachusetts that expressly disclaim the liability of its shareholders for such acts or obligations of the Trust. These documents require that notice of this disclaimer be given in each agreement, obligation or instrument that the Trust or its Trustees enter into or sign.

           In the unlikely event a shareholder is held personally liable for the Trust's obligations on behalf of the Federated Fund, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust on behalf of the Federated Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from assets of the Federated Fund

           Shareholders of the CCB Bond Fund have the same potential liability under Massachusetts law.

           TERMINATION. In the event of the termination of the Trust or any portfolio or class of the Trust or of the termination of the CCB Bond Fund, the shareholders of the respective portfolio or class are entitled to receive, when and as declared by its Trustees, the excess of the assets belonging to the respective portfolio or class over the liabilities belonging to the respective portfolio or class. In either case, the assets belonging to the portfolio or class will be distributed among the shareholders in proportion to the number of shares of the respective portfolio or class held by them.

CAPITALIZATION

           The following table sets forth the unaudited capitalization of the Institutional Shares of the Federated Fund and the shares of the CCB Bond Fund as of April 27, 1999 and on a PRO FORMA combined basis as of that date:

                            FEDERATED FUND                        FEDERATED
                            (INSTITUTIONAL
                                                    CCB BOND      PRO FORMA
                               SHARES)
                                                      FUND         COMBINED
Net Assets................ $   220,156,513         $86,860,364    $307,016,877
Net Asset Value Per Share.      $10.13                $10.17         $10.13
Shares Outstanding........      21,734,769           8,537,821      30,309,336

                 INFORMATION ABOUT THE FEDERATED FUND, THE TRUST

                              AND THE CCB BOND FUND

     FEDERATED INTERMEDIATE INCOME FUND, A PORTFOLIO OF FEDERATED INCOME SECURITIES TRUST

           Information about the Trust and the Federated Fund is contained in the Federated Fund's current Prospectus dated August 31, 1998, a copy of which is included herewith and incorporated herein by reference. Additional information about the Federated Fund is included in the Federated Fund's Statement of Additional Information dated August 31, 1998, and the Statement of Additional Information dated June 18, 1999 (relating to this Prospectus/Proxy Statement) and the Annual Report to Shareholders dated April 30, 1998, each of which is incorporated herein by reference. Copies of the Statements of Additional Information and the Annual Report, which have been filed with the Securities and Exchange Commission (the "SEC"), may be obtained upon request and without charge by contacting the Federated Fund at 1-800-245-5051, option one, or by writing the Federated Fund at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, PA 15237-7000. The Trust is subject to the informational requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and in accordance therewith files reports and other information with the SEC. Reports, proxy and information statements, charter documents and other information filed by the Trust or the Federated Fund can be obtained by calling or writing the Federated Fund and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, D.C. located at Room 1024, 450 Fifth Street, N.W., Washington, D.C. 20549 and at certain of its regional offices located at Suite 1400, Northwestern Atrium Center, 500 West Madison Street, Chicago, IL 60661 and 13th Floor, Seven World Trade Center, New York, NY 10048. Copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates or from the SEC's Internet site at http://www.sec.gov.

           This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by the Trust with the SEC under the 1933 Act, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the Trust and the Federated Fund and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

CCB BOND FUND, A PORTFOLIO OF CCB FUNDS

           Information about the CCB Bond Fund and the CCB Funds is contained in the CCB Bond Fund's current Prospectus dated July 31, 1998, the Annual Report to Shareholders dated May 31, 1998, the Statement of Additional Information dated July 31, 1998, and the Statement of Additional Information dated June 18, 1999 (relating to this Prospectus/Proxy Statement), each of which is incorporated herein by reference. Copies of such Prospectus, Annual Report, and Statements of Additional Information, which have been filed with the SEC, may be obtained upon request and without charge from the CCB Bond Fund by calling 1-800-245-5051, option one, or by writing to the CCB Bond Fund at 5800 Corporate Drive, Pittsburgh, PA 15237-7010. The CCB Bond Fund is subject to the informational requirements of the 1933 Act, the 1934 Act and the 1940 Act and in accordance therewith files reports and other information with the SEC. Reports, proxy and information statements, charter documents and other information filed by CCB Funds or its portfolio, the CCB Bond Fund, can be obtained by calling or writing the CCB Bond Fund and can also be inspected at the public reference facilities maintained by the SEC or obtained at prescribed rates at the addresses listed in the previous section or from the SEC's Internet site at http://www.sec.gov.

                               VOTING INFORMATION

           This Prospectus/Proxy Statement is furnished in connection with the solicitation by the Board of Directors of the CCB Bond Fund of proxies for use at the Special Meeting of Shareholders (the "Special Meeting") to be held at 2:00 p.m. on July 22, 1999 at: 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010, and at any adjournments thereof. The proxy confers discretionary authority on the persons designated therein to vote on other business not currently contemplated which may properly come before the Special Meeting. A proxy, if properly executed, duly returned and not revoked, will be voted in accordance with the specifications thereon; if no instructions are given, such proxy will be voted in favor of the Plan. A shareholder may revoke a proxy at any time prior to use by filing with the Secretary of the CCB Funds an instrument revoking the proxy, by submitting a proxy bearing a later date or by attending and voting at the Special Meeting.

           The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by Federated Investment Management Company. In addition to solicitations through the mails, proxies may be solicited by officers, employees and agents of the CCB Bond Fund, Federated Investment Management Company and their respective affiliates at no additional cost to the CCB Bond Fund. Such solicitations may be by telephone, telegraph or personal contact. Federated Investment Management Company will reimburse custodians, nominees and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

OUTSTANDING SHARES AND VOTING REQUIREMENTS



           The Board of Trustees of the CCB Funds has fixed the close of business on June 7, 1999, as the record date for the determination of shareholders of the CCB Bond Fund entitled to notice of and to vote at the Special Meeting and any adjournments thereof. As of the record date, there were 7,892,562 shares of the CCB Bond Fund outstanding. Each of the CCB Bond Fund's shares is entitled to one vote and fractional shares have proportionate voting rights. On the record date, the Trustees and officers of the CCB Funds as a group owned less than 1% of the outstanding shares of the CCB Bond Fund. To the best knowledge of Central Carolina Bank, as of the record date, no person, except as set forth in the table below, owned beneficially or of record 5% or more of the CCB Bond Fund's outstanding shares.

                                                   SHARES OWNED                 PERCENT OF
                                            OF RECORD AND BENEFICIALLY

           NAME AND ADDRESS                                                 OUTSTANDING SHARES
----------------------------------------    ---------------------------    ----------------------

Central Carolina Bank & Trust Company               7,303,295                       92.53%
Durham, North Carolina
           As of the record date, there were 21,662,044 Institutional Shares and
1,431,225 Institutional Service Shares of the Federated Fund outstanding. On the record date, the Trustees and officers of the Trust as a group owned less than
1% of the outstanding Institutional and Institutional Service Shares of the
Federated Fund. To the best knowledge of Federated Investment Management
Company, as of the record date, no person, except as set forth in the table below, owned beneficially or of record 5% or more of the Federated Fund's outstanding Institutional or Institutional Service Shares.

INSTITUTIONAL SHARES

         NAME AND ADDRESS                    SHARES OWNED              PERCENT OF OUTSTANDING
                                             OF RECORD AND                     SHARES
                                             BENEFICIALLY

------------------------------------      --------------------         ------------------------
Stockyards Bank & Trust                        2,078,419                        9.59%
Louisville, Kentucky
Charles Schwab & Co., Inc.                     2,074,245                        9.58%
San Francisco, California
Milards & Co.                                  1,563,918                        7.22%
Oaks, Pennsylvania


INSTITUTIONAL SERVICE SHARES

         NAME AND ADDRESS        SHARES OWNED         PERCENT OF OUTSTANDING
                                 OF RECORD AND                SHARES
                                 BENEFICIALLY

--------------------------------------------------   -------------------------
Merchants National Bank             140,914                   9.85%
Aurora, Illinois
Comerica Bank                       116,904                   8.17%
Detroit, Michigan
FNB Nominee Co.                     97,255                    6.80%
Indiana, Pennsylvania
National Bank of Commerce           73,182                    5.11%
Birmingham, Alabama


           Approval of the Plan requires the affirmative vote of a majority of the outstanding shares of the CCB Bond Fund. The votes of shareholders of the Federated Fund are not being solicited since their approval is not required in order to effect the Reorganization.

           One-half of the issued and outstanding shares of the CCB Bond Fund, represented in person or by proxy, will be required to constitute a quorum at the Special Meeting for the purpose of voting on the proposed Reorganization. For purposes of determining the presence of a quorum, shares represented by abstentions and "broker non-votes" will be counted as present, but not as votes cast, at the Special Meeting. Under the 1940 Act, however, which governs this transaction, matters subject to the requirements of the 1940 Act, including the Reorganization, are determined on the basis of a percentage of votes present at the Special Meeting, which would have the effect of treating abstentions and "broker non-votes" as if they were votes against the Reorganization.

DISSENTER'S RIGHT OF APPRAISAL

           Shareholders of the CCB Bond Fund objecting to the Reorganization have no appraisal rights under the CCB Funds' Declaration of Trust or Massachusetts law. Under the Plan, if approved by CCB Bond Fund shareholders, each shareholder will become the owner of Institutional Shares of the Federated Fund having a total net asset value equal to the total net asset value of his or her holdings in the CCB Bond Fund at the Closing Date.

           OTHER MATTERS AND DISCRETION OF PERSONS NAMED IN THE PROXY

           Management of the CCB Funds knows of no other matters that may properly be, or which are likely to be, brought before the Special Meeting. However, if any other business shall properly come before the Special Meeting, the persons named in the proxy intend to vote thereon in accordance with their best judgment.

           If at the time any session of the Special Meeting is called to order, a quorum is not present in person or by proxy, the persons named as proxies may vote those proxies which have been received to adjourn the Special Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of one or more of the proposals have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies with respect to any such proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote those proxies which they are entitled to vote in favor of the proposal, in favor of such an adjournment, and will vote those proxies required to be voted against the proposal, against any such adjournment.

           Whether or not shareholders expect to attend the Special Meeting, all shareholders are urged to sign, fill in and return the enclosed proxy form promptly.

                                    EXHIBIT A

                                       A-1

                      AGREEMENT AND PLAN OF REORGANIZATION



           AGREEMENT AND PLAN OF REORGANIZATION dated June 2, 1999 (the "Agreement"), between FEDERATED INCOME SECURITIES TRUST, a Massachusetts business trust (the "Trust"), on behalf of its portfolio FEDERATED INTERMEDIATE INCOME FUND (hereinafter called the "Acquiring Fund"), and CCB FUNDS, a Massachusetts business trust (hereinafter called "CCB") on behalf of its portfolio CCB BOND FUND (hereinafter called the "Acquired Fund").



           This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for Institutional Shares of the Acquiring Fund (the "Acquiring Fund Shares") and the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

           WHEREAS, CCB and the Trust are registered open-end management investment companies and the Acquired Fund owns securities in which the Acquiring Fund is permitted to invest;

     WHEREAS, both the Acquired Fund and the Acquiring Fund are authorized to issue shares of beneficial interest;

           WHEREAS, the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined under the Investment Company Act of 1940, as amended (the "1940 Act")), of the Trust has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquiring Fund shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

           WHEREAS, the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined under the 1940 Act), of CCB has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquired Fund shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

           NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:

           1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND.

           1.1 Subject to the terms and conditions contained herein, the Acquired Fund agrees to assign, transfer and convey to the Acquiring Fund all of the assets of the Acquired Fund, including all securities and cash beneficially owned by the Acquired Fund, and the Acquiring Fund agrees in exchange therefor to deliver to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined as set forth in paragraph 2.3. Such transaction shall take place at the closing (the "Closing") on the closing date (the "Closing Date") provided for in paragraph 3.1. In lieu of delivering certificates for the Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Acquired Fund's account, for the benefit of its shareholders on the stock record books of the Acquiring Fund and shall deliver a confirmation thereof to the Acquired Fund.

     1.2 The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date.

           1.3 Delivery of the assets of the Acquired Fund to be transferred shall be made on the Closing Date and shall be delivered to State Street Bank and Trust Company (hereinafter called "State Street"), Boston, Massachusetts, the Acquiring Fund's custodian (the "Custodian"), for the account of the Acquiring Fund, together with proper instructions and all necessary documents to transfer to the account of the Acquiring Fund, free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of currency and immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

           1.4 The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividends or interest received on or after the Closing Date with respect to assets transferred to the Acquiring Fund thereunder. The Acquired Fund will transfer to the Acquiring Fund any distributions, rights or other assets received by the Acquired Fund after the Closing Date as distributions on or with respect to the securities transferred. Such assets shall be deemed included in assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.

           1.5 As soon after the Closing Date as is conveniently practicable, the Acquired Fund will liquidate and distribute pro rata to the Acquired Fund's shareholders of record, determined as of the Valuation Time (as hereinafter defined in Section 2.1) (the "Acquired Fund Shareholders"), the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share record books of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of Acquiring Fund Shares due such shareholders, based on their ownership of shares of the Acquired Fund at the Valuation Time. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. Share certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

           1.6 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's current prospectus and statement of additional information.

           1.7 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

           1.8 Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of CCB.

           2.    VALUATION.

           2.1 The value of the Acquired Fund's net assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Closing Date (such time and date being hereinafter called the "Valuation Time"), using the valuation procedures set forth in the Acquiring Fund's then-current prospectus or statement of additional information.

           2.2 The net asset value of each Acquiring Fund Share shall be the net asset value per share computed as of the Valuation Time, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus or statement of additional information.

           2.3 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's net assets shall be determined by dividing the value of the net assets of the Acquired Fund, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of one Acquiring Fund Share as determined in accordance with paragraph 2.2.

     2.4 All computations of value shall be made in accordance with the regular practices of the Acquiring Fund.

           3.    CLOSING AND CLOSING DATE.

           3.1 The Closing Date shall be July 23, 1999 or such later date as the parties may mutually agree. All acts taking place at the Closing on the Closing Date shall be deemed to take place simultaneously as of the Valuation Time unless otherwise provided. The Closing shall be held at the offices of the Acquiring Fund's investment adviser, Federated Investors Tower, Pittsburgh, PA 15222-3779, or such other place as the parties may mutually agree.

           3.2 If at the Valuation Time (a) the primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

           3.3 Federated Shareholder Services Company, as transfer agent for each of the Acquired Fund and the Acquiring Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder at the Valuation Time. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumption agreements, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

           4.    REPRESENTATIONS AND WARRANTIES.

           4.1 CCB represents and warrants to the Trust as follows:

                 (a) CCB is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry out this Agreement.

                 (b) CCB is registered under the 1940 Act, as an open-end, management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

                 (c) CCB is not, and the execution, delivery and performance of this Agreement will not result, in material violation of CCB's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound.

     (d) The Acquired Fund has no material contracts or other commitments outstanding (other than this Agreement) which will result in liability to it after the Closing Date.

                 (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                 (f) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Securities and Exchange Commission (the "Commission") thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                 (g) The Statements of Assets and Liabilities of the Acquired Fund at May 31, 1997 and 1998 have been audited by Arthur Andersen LLP, independent auditors, and have been prepared in accordance with generally accepted accounting principles, consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such dates, and there are no known contingent liabilities of the Acquired Fund as of such dates not disclosed therein.

                 (h) The Statements of Assets and Liabilities of the Acquired Fund at November 30, 1997 and 1998 have been prepared in accordance with generally accepted accounting principles, consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly present the financial condition of the Acquired Fund as of such dates, and there are no known contingent liabilities of the Acquired Fund as of such dates not disclosed therein.

                 (i) Since November 30, 1998, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund.

                 (j) At the Closing Date, all Federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such dates shall have been filed, and all Federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

     (k) For each fiscal year of its operation, the Acquired Fund has met the requirements of the Code for qualification and treatment as a regulated investment company.

                 (l) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any Acquired Fund shares.

     (m) On the Closing Date, the Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver the assets to be transferred by it hereunder.

                 (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the CCB's trustees and, subject to the approval of the Acquired Fund Shareholders, this Agreement will constitute the valid and legally binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                 (o) The prospectus/proxy statement of the Acquired Fund (the "Prospectus/Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.5 (other than information therein that relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                 (p) The Acquired Fund has entered into an agreement under which Federated Investment Management Company will assume the expenses of the reorganization including accountants' fees, legal fees, registration fees, transfer taxes (if any), the fees of banks and transfer agents and the costs of preparing, printing, copying and mailing proxy solicitation materials to the Acquired Fund's shareholders and the costs of holding the Special Meeting of Shareholders.

           4.2 The Trust represents and warrants to CCB as follows:

                 (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted and to carry out this Agreement.

                 (b) The Trust is registered under the 1940 Act as an open-end, diversified, management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

                 (c) The Trust is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                 (d) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                 (e) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                 (f) The Statement of Assets and Liabilities of the Acquiring Fund at April 30, 1997 and 1998, have been audited by Ernst & Young LLP, independent auditors, and have been prepared in accordance with generally accepted accounting principles, consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such dates, and there are no known contingent liabilities of the Acquiring Fund as of such dates not disclosed therein.

                 (g) The Statements of Assets and Liabilities of the Acquiring Fund at October 31, 1997 and 1998 have been prepared in accordance with generally accepted accounting principles, consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such dates, and there are no known contingent liabilities of the Acquiring Fund as of such dates not disclosed therein.

                 (g) Since October 31, 1998, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed to and accepted by the Acquired Fund.

                 (i) At the Closing Date, all Federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date shall have been filed, and all Federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

     (j) For each fiscal year of its operation, the Acquiring Fund has met the requirements of the Code for qualification and treatment as a regulated investment company.

                 (k) All issued and outstanding Shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                 (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trust's Trustees, and this Agreement will constitute the valid and legally binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                 (m) The Prospectus/Proxy Statement to be included in the Registration Statement (only insofar as it relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                 (n) The Acquiring Fund has entered into an agreement under which Federated Investment Management Company will assume the expenses of the reorganization including accountants' fees, legal fees, registration fees, transfer taxes (if any), the fees of banks and transfer agents and the costs of preparing, printing, copying and mailing proxy solicitation materials to the Acquired Fund's shareholders and the costs of holding the Special Meeting of Shareholders.

           5. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

           5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

           5.2 CCB will call a meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

           5.3 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

           5.4 As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for Federal income tax purposes which will be carried over to the Acquiring Fund as a result of Section 381 of the Code and which will be certified by the Corporation's President and its Treasurer.

           5.5 The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of the Prospectus/Proxy Statement, referred to in paragraph 4.1(o), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act in connection with the meeting of the Acquired Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein.

           5.6 The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

           5.7 At or before the Valuation Time, the Acquired Fund shall have declared and paid a dividend or dividends, with a record date and ex-dividend date at or before the Valuation Time, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable periods or years ended on or before May 31, 1999 and for the period from said date to and including the Closing Date, and all of its net capital gain realized (after reduction for any capital loss carryforward), if any, in taxable periods or years ended on or before May 31, 1999 and in the period from said date to and including the Closing Date.

           6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

           The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

           6.1 All representations and warranties of the Corporation contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

           6.2 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Acquired Fund.

           6.3 The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer, in form and substance satisfactory to the Acquiring Fund, to the effect that the representations and warranties of CCB made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

           7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

                 The obligations of the Acquired Fund to consummate the transactions provided herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

           7.1 All representations and warranties of the Trust contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

           7.2 The Acquiring Fund shall have delivered to the Acquired Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer, in form and substance satisfactory to the Acquired Fund, to the effect that the representations and warranties of the Trust made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request.

           7.3 There shall not have been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business since the date hereof other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of any indebtedness, except as otherwise disclosed to and accepted by the Acquired Fund.

           8. FURTHER CONDITIONS PRECEDENT TO THE OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

                 If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

           8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of CCB's Declaration of Trust and the 1940 Act.

           8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

           8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

           8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 The Trust and CCB shall have received an opinion of Dickstein Shapiro Morin & Oshinsky LLP substantially to the effect that for Federal income tax purposes:

                  (a) The transfer of all of the Acquired Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the distribution of the Acquiring Fund Shares to the Acquired Fund Shareholders in liquidation of the Acquired Fund will constitute a "reorganization" within the meaning of
Section 368(a)(1)(C) of the Code, and the Acquiring Fund and the Acquired Fund each will be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares; (c) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their shares of the Acquired Fund; (d) No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund shares for the Acquiring Fund Shares; (e) The tax basis of the Acquired Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization; (f) The tax basis of the Acquiring Fund Shares received by each of the Acquired Fund Shareholders pursuant to the Reorganization will be the same as the tax basis of the Acquired Fund shares held by such shareholder immediately prior to the Reorganization; (g) The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund; and (h) The holding period of the Acquiring Fund Shares to be received by each Acquired Fund Shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder (provided the Acquired Fund shares were held as capital assets on the date of the Reorganization).

           9.    TERMINATION OF AGREEMENT.

           9.1 This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Trustees of CCB or the Board of Trustees of the Trust at any time prior to the Closing Date (and notwithstanding any vote of the Acquired Fund Shareholders) if circumstances should develop that, in the opinion of either of the parties' Board, make proceeding with the Agreement inadvisable.

           9.2 If this Agreement is terminated and the exchange contemplated hereby is abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the trustees or officers of CCB or the Trust or the shareholders of the Acquiring Fund or of the Acquired Fund, in respect of this Agreement.

           10.   WAIVER.

                 At any time prior to the Closing Date, any of the foregoing conditions may be waived by the Board of Trustees of the Trust or the Board of Trustees of CCB, if, in the judgment of either, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquiring Fund or of the Acquired Fund, as the case may be.

           11.   MISCELLANEOUS.

     11.1 None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

           11.2 This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements, and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty or representation, other than as set forth or provided in this Agreement or as may be set forth in a later writing signed by the party to be bound thereby.

           11.3 This Agreement shall be governed and construed in accordance with the internal laws of the Commonwealth of Pennsylvania, without giving effect to principles of conflicts of laws.

     11.4 This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

           11.5 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

           11.6 The Acquired Fund is hereby expressly put on notice of the limitation of liability as set forth in Article XI of the Declaration of Trust of the Trust and agrees that the obligations assumed by the Acquiring Fund pursuant to this Agreement shall be limited in any case to the Acquiring Fund and its assets and the Acquired Fund shall not seek satisfaction of any such obligation from the shareholders of the Acquiring Fund, the trustees, officers, employees or agents of the Trust or any of them.

           11.7 The Acquiring Fund is hereby expressly put on notice of the limitation of liability as set forth in Article XI of the Declaration of Trust of CCB and agrees that the obligations assumed by the Acquired Fund pursuant to this Agreement shall be limited in any case to the Acquired Fund and its assets and the Acquiring Fund shall not seek satisfaction of any such obligation from the shareholders of the Acquired Fund, the trustees, officers, employees or agents of the Trust or any of them.

           IN WITNESS WHEREOF, the Acquired Fund and the Acquiring Fund have each caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

                                          Acquired Fund:

                                          CCB FUNDS, on behalf of its portfolio,

Attest:                                   CCB BOND FUND



By:/S/C. GRANT ANDERSON                           By: /S/JOSEPH S. MACHI

       Assistant Secretary

                                                      Name: Joseph S. Machi

                                                      Title: Vice President



                            Acquiring Fund:

                            FEDERATED INCOME SECURITIES TRUST, on behalf of its portfolio,

                            FEDERATED INTERMEDIATE INCOME
                            FUND

Attest:



                                                  By: /S/JOHN W. MCGONIGLE

By:/S/C. GRANT ANDERSON

      Assistant Secretary                             Name: John W. McGonigle

                                          Title:  Executive Vice President and
                                                  Secretary



CCB BOND FUND,

(formerly, 111 Corcoran Bond Fund)
a Portfolio of

CCB FUNDS,

(formerly, 111 Corcoran Funds)

SPECIAL MEETING OF SHAREHOLDERS
July 22, 1999

CCB BOND FUND,

(formerly, 111 Corcoran Bond Fund)
a Portfolio of

CCB FUNDS,

(formerly, 111 Corcoran Funds)

CUSIP NO. 682365200


The undersigned shareholder(s) of the CCB Bond Fund, a portfolio of CCB Funds (the "CCB Bond Fund"), hereby appoint(s) C. Grant Anderson, Patricia F. Conner, Antoinette D. Brkovich, Elisabeth Miller, Ann M. Scanlon or any of them true and lawful proxies, with power of substitution of each, to vote all shares of the CCB Bond Fund which the undersigned is entitled to vote, at the Special Meeting of Shareholders to be held on July 22, 1999, at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010 at 2:00 p.m. (local time) and at any adjournment thereof.



Discretionary authority is hereby conferred as to all other matters as may properly come before the Special Meeting.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. The proxies named will vote the shares represented by this proxy in accordance with the choice made on this ballot. IF NO CHOICE IS INDICATED, THIS PROXY WILL BE VOTED AFFIRMATIVELY ON THAT MATTER.

PROPOSAL

TO APPROVE OR DISAPPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN THE CCB FUNDS, ON BEHALF OF ITS PORTFOLIO CCB BOND FUND, AND FEDERATED INCOME SECURITIES TRUST, ON BEHALF OF ITS PORTFOLIO FEDERATED INTERMEDIATE INCOME FUND

PLEASE RETURN BOTTOM PORTION WITH YOUR VOTE IN THE ENCLOSED ENVELOPE AND RETAIN THE TOP PORTION.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS  X

KEEP THIS PORTION FOR YOUR RECORDS.

--------------------------------------------------------------

DETACH AND RETURN THIS PORTION ONLY.

CCB BOND FUND,
a portfolio of

CCB FUNDS

RECORD DATE SHARES: _________________

                              VOTE ON THE PROPOSAL

                               FOR AGAINST ABSTAIN

                  --------             ---------              ---------


Please sign EXACTLY as your name(s) appear(s) above. When signing as attorney, executor, administrator, guardian, trustee, custodian, etc., please give your full title as such. If a corporation or partnership, please sign the full name by an authorized officer or partner. If stock is owned jointly, all owners should sign.

-----------------------------------


-----------------------------------
Signature(s) of Shareholder(s)

Date: _________________________________

                       STATEMENT OF ADDITIONAL INFORMATION

                                  JUNE 18, 1999

                          Acquisition of the Assets of

                                 CCB BOND FUND,

                       (formerly, 111 Corcoran Bond Fund)

                                 a portfolio of

                                    CCB FUNDS

                         (formerly, 111 Corcoran Funds)

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7010

                  Telephone Number: 1-800-245-5051, option one

                 By and in exchange for Institutional Shares of

                       FEDERATED INTERMEDIATE INCOME FUND,

                                 a portfolio of

                        FEDERATED INCOME SECURITIES TRUST

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                  Telephone Number: 1-800-245-5051, option one

           This Statement of Additional Information dated June 18, 1999 is not a prospectus. A Prospectus/Proxy Statement dated June 18, 1999 related to the above-referenced matter may be obtained from Federated Income Securities Trust, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

                                TABLE OF CONTENTS

1. Statement of Additional Information of Federated Intermediate Income Fund, a portfolio of Federated Income Securities Trust, dated August 31, 1998.

2. Statement of Additional Information of CCB Bond Fund, a portfolio of CCB Funds, dated July 31, 1998.

3. Financial Statements of Federated Intermediate Income Fund, a portfolio of Federated Income Securities Trust, dated April 30, 1998.

4. Financial Statements of CCB Bond Fund, a portfolio of CCB Funds, dated May 31, 1998.

5. Financial Statements (unaudited) of Federated Intermediate Income Fund, a portfolio of Federated Income Securities Trust, dated October 31, 1998.

6. Financial Statements (unaudited) of CCB Bond Fund, a portfolio of CCB Funds, dated November 30, 1998.

7. Pro Forma Financial Information of Federated Intermediate Income Fund, a portfolio of Federated Income Securities Trust, dated April 30, 1998.

           The Statement of Additional Information of Federated Intermediate Income Fund (the "Federated Fund"), a portfolio of Federated Income Securities Trust (the "Trust") dated August 31, 1998, is incorporated herein by reference to Post-Effective Amendment No. 30 to the Trust's Registration Statement on Form N-1A (File Nos. 33-3164 and 811-4577) which was filed with the Securities and Exchange Commission on or about June 29, 1998. A copy may be obtained, upon request and without charge, from the Federated Fund at 5800 Corporate Drive, Pittsburgh, PA 15237-7000; telephone number: 1-800-245-5051, option one.

           The Statement of Additional Information of CCB Bond Fund (the "CCB Bond Fund"), a portfolio of CCB Funds (the "CCB Funds"), dated July 31, 1998, is incorporated herein by reference to Post-Effective Amendment No. 12 to the CCB Funds' Registration Statement on Form N-1A (File Nos. 33-45753 and 811-6561) which was filed with the Securities and Exchange Commission on or about July 21, 1998. A copy may be obtained, upon request and without charge, from the CCB Bond Fund at 5800 Corporate Drive, Pittsburgh, PA 15237-7010; telephone number:
1-800-245-5051, option one.

           The audited financial statements of the Federated Fund, dated April 30, 1998, are incorporated herein by reference to the Federated Fund's Annual Report to Shareholders dated April 30, 1998 which was filed with the Securities and Exchange Commission on or about June 25, 1998. A copy may be obtained, upon request and without charge, from the Federated Fund at 5800 Corporate Drive, Pittsburgh, PA 15237-7000; telephone number: 1-800-245-5051, option one.

           The audited financial statements of the CCB Bond Fund, dated May 31, 1998, are incorporated herein by reference to the CCB Bond Fund's Annual Report to Shareholders dated May 31, 1998, which was filed with the Securities and Exchange Commission on or about July 29, 1998. A copy may be obtained, upon request and without charge, from the CCB Bond Fund at 5800 Corporate Drive, Pittsburgh, PA 15237-7010; telephone number: 1-800-245-5051, option one.

           The unaudited financial statements of the Federated Fund, dated October 31, 1999, are incorporated herein by reference to the Federated Fund's Semi-Annual Report to Shareholders, dated October 31, 1998, which was filed with the Securities and Exchange Commission on or about December 30, 1998. A copy may be obtained, upon request and without charge, from the Federated Fund at 5800 Corporate Drive, Pittsburgh, PA 15237-7000; telephone number: 1-800-245-5051, option one.

           The unaudited financial statements of the CCB Bond Fund, dated November 30, 1998, are incorporated herein by reference to the CCB Bond Fund's Semi-Annual Report to Shareholders, dated November 30, 1998, which was filed with the Securities and Exchange Commission on or about January 22, 1999. A copy may be obtained, upon request and without charge, from the CCB Bond Fund at 5800 Corporate Drive, Pittsburgh, PA 15237-7010; telephone number: 1-800-245-5051, option one

           The pro forma financial information of the Federated Fund, dated April 30, 1998 is included herein.

                       FEDERATED INTERMEDIATE INCOME FUND

                                  CCB BOND FUND

                     INTRODUCTION TO PROPOSED REORGANIZATION

                           APRIL 30, 1998 (UNAUDITED)

The accompanying unaudited Pro Forma Combining Portfolio of Investments, Statement of Assets and Liabilities and Statement of Operations reflect the accounts of Federated Intermediate Income Fund and CCB Bond Fund, collectively ("the Funds"), at and for the year ended April 30, 1998, the most recent fiscal year-end of Federated Intermediate Income Fund. The accounts reflected on CCB Bond Fund's Statement of Operations reflect a twelve month reporting period ending April 30, 1998. This updating was accomplished by deducting the results for the period from May 1, 1998 through May 31, 1998 from its fiscal year-end Statement of Operations, and adding its results from May 1, 1997 through May 31, 1997. The Pro Forma financial statements give effect to the proposed transfer of assets from CCB Bond Fund in exchange for Institutional Shares of Federated Intermediate Income Fund. These statements have been derived from the books and records utilized in calculating daily net asset values at April 30, 1998




PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
APRIL 30, 1998 ( UNAUDITED)

    CCB      FEDERATED     FEDERATED                                        CCB      FEDERATED    FEDERATED
   BOND                    PRO FORMA                                        BOND                  PRO FORMA
           INTERMEDIATE                                                            INTERMEDIATE
   FUND     INCOME FUND     COMBINED                                        FUND    INCOME FUND    COMBINED
-------------------------------------------------------------------------------------------------------------

             PRINCIPAL     PRINCIPAL
PRINCIPAL

  AMOUNT       AMOUNT        AMOUNT                                        VALUE       VALUE        VALUE

-------------------------------------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES  1.28%

-------------------------------------------------------------------------
 STRUCTURED PRODUCTS  .52%

-------------------------------------------------------------------------
                 $-         $500,000      Discover Card Trust 1996-3,                    $-       $497,370
 $500,000                                  Class B, 6.25%, 8/18/2008     $497,370
                                       ----------------------------------
     -         500,000       500,000       Residential Funding Corp.          -        516,905      516,905
                                          1993-S26, Class A10, 7.50%,
                                                   7/25/2023

                                       ----------------------------------
     -         300,000       300,000       Residential Funding Corp.          -        288,639      288,639
                                          1993-S31, Class A7, 7.00%,
                                                   9/25/2023

                                       ----------------------------------
     -         83,969        83,969       The Money Store Home Equity         -        84,155       84,155
                                         Trust 1992-B, Class A, 6.90%,
                                                   7/15/2007

                                       ----------------------------------------------------------------------
                                                        Total                          889,699
                                                                          497,370                 1,387,069
                                       ----------------------------------------------------------------------
 UTILITIES  .76%

-------------------------------------------------------------------------
         -     2,000,000     2,000,000  California Infrastructure &
                                       Economic Development Bank
                                       Special Purpose Trust PG&E-1,
                                        Class A8, 6.48%, 12/26/2009              -     2,027,180
                                                                                                   2,027,180
                                       ----------------------------------------------------------------------
                                        TOTAL ASSET-BACKED SECURITIES                  2,916,879
                                                                           497,370                 3,414,249
                                       ----------------------------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS   13.57%

-------------------------------------------------------------------------
 FINANCE  12.97%

-------------------------------------------------------------------------
                  -         1,000,000      Federal Home Loan Mortgage                     -
1,000,000                                 Corp., Series 1033G, 8.00%,    1,036,120                1,036,120
                                                   1/15/2006

                                       ----------------------------------
                  -         4,000,000      Federal Home Loan Mortgage                     -
4,000,000                                 Corp., Series 1171G, 8.00%,    4,195,240                4,195,240
                                                  11/15/2006

                                       ----------------------------------
                  -         1,000,000      Federal Home Loan Mortgage                     -
1,000,000                                 Corp., Series 1187H, 7.00%,    1,018,980                1,018,980
                                                  12/15/2006

                                       ----------------------------------
   39,468         -          39,468        Federal Home Loan Mortgage                     -         39,255
                                          Corp., Series 1194F, 5.00%,     39,255
                                                  11/15/2005

                                       ----------------------------------
                  -         1,011,000      Federal Home Loan Mortgage                     -
1,011,000                                 Corp., Series 1228H, 7.00%,    1,029,289                1,029,289
                                                   8/15/2008

                                       ----------------------------------
                  -          400,000       Federal Home Loan Mortgage                     -         409,180
 400,000                                 Corp., Series 1324VE, 7.00%,     409,180
                                                   8/15/2007

                                       ----------------------------------
                  -         1,000,000      Federal Home Loan Mortgage                     -
1,000,000                                 Corp., Series 1341K, 7.00%,    1,019,050                1,019,050
                                                   8/15/2007

                                       ----------------------------------
   84,445         -          84,445        Federal Home Loan Mortgage                     -         84,521
                                          Corp., Series 1422E, 6.50%,     84,521
                                                   2/15/2007

                                       ----------------------------------
                  -          176,459       Federal Home Loan Mortgage                     -         174,774
 176,459                                  Corp., Series 1452C, 6.50%,     174,774
                                                  12/15/2007

                                       ----------------------------------
                  -         1,470,000      Federal Home Loan Mortgage                     -
1,470,000                                 Corp., Series 1468M, 7.00%,    1,517,849                1,517,849
                                                   1/15/2010

                                       ----------------------------------
                  -         1,000,000      Federal Home Loan Mortgage                     -
1,000,000                                Corp., Series 1477ID, 7.00%,    1,023,590                1,023,590
                                                  11/15/2009

                                       ----------------------------------
                  -         1,000,000      Federal Home Loan Mortgage                     -         994,005
1,000,000                                Corp., Series 1808VB, 6.85%,     994,005
                                                  10/15/2010

                                       ----------------------------------
                  -         1,000,000      Federal Home Loan Mortgage                     -         983,500
1,000,000                                 Corp., Series 24VB, 6.50%,      983,500
                                                   7/25/2010

                                       ----------------------------------
                  -          942,240       Federal National Mortgage                      -         972,816
 942,240                                Association, Series 1991-150G,    972,816
                                               8.00%, 11/25/2006

                                       ----------------------------------
                  -         1,000,000      Federal National Mortgage                      -
1,000,000                               Association, Series 1992-124D,   1,027,870                1,027,870
                                               7.00%, 4/25/2010

                                       ----------------------------------
                  -         1,000,000      Federal National Mortgage                      -
1,000,000                                Association, Series 1992-50J,   1,016,500                1,016,500
                                               7.25%, 12/25/2006

                                       ----------------------------------
                  -         1,000,000      Federal National Mortgage                      -
1,000,000                                Association, Series 1992-53G,   1,015,140                1,015,140
                                               7.00%, 4/25/2007

                                       ----------------------------------
                  -         1,000,000      Federal National Mortgage                      -
1,000,000                                Association, Series 1992-70H,   1,009,260                1,009,260
                                               7.00%, 4/25/2006

                                       ----------------------------------
                  -         2,000,000      Federal National Mortgage                      -
2,000,000                               Association, Series 1993-139KD,  2,021,895                2,021,895
                                               7.00%, 7/25/2006

                                       ----------------------------------
                  -         1,500,000      Federal National Mortgage                      -
1,500,000                               Association, Series 1993-181O,   1,470,975                1,470,975
                                               6.50%, 9/25/2008

                                       ----------------------------------
                  -         1,000,000      Federal National Mortgage                      -
1,000,000                                Association, Series 1993-33H,   1,007,800                1,007,800
                                               6.75%, 9/25/2008

                                       ----------------------------------
                  -         1,000,000      Federal National Mortgage                      -
1,000,000                                Association, Series 1993-36J,   1,036,930                1,036,930
                                               7.50%, 5/25/2006

                                       ----------------------------------
                  -          996,078       Federal National Mortgage                      -         947,798
 996,078                                 Association, Series 1993-76B,    947,798
                                               6.00%, 6/25/2008

                                       ----------------------------------
                  -         2,500,000      Federal National Mortgage                      -
2,500,000                               Association, Series 1994-27CB,   2,494,223                2,494,223
                                               6.50%, 9/25/2008

                                       ----------------------------------
                  -         1,000,000      Federal National Mortgage                      -
1,000,000                                Association, Series 1994-79G,   1,023,740                1,023,740
                                               7.00%, 11/25/2004

                                       ----------------------------------
                  -         1,000,000      Federal National Mortgage                      -
1,000,000                               Association, Series 1996-68VC,   1,005,890                1,005,890
                                               6.50%, 9/18/2010

                                       ----------------------------------
                  -         1,500,000      Federal National Mortgage                      -
1,500,000                               Association, Series 1997-26AC,   1,511,940                1,511,940
                                               6.50%, 3/25/2012

                                       ----------------------------------
                  -         2,500,000      Federal National Mortgage                      -
2,500,000                               Association, Series 1997-67PL,   2,464,325                2,464,325
                                               6.50%, 10/18/2012

                                       ----------------------------------
                  -         1,000,000      Federal National Mortgage                      -
1,000,000                                Association, Series G93-31H,    1,029,870                1,029,870
                                               7.00%, 2/25/2013

                                       ----------------------------------------------------------------------
                                                        Total                             -
                                                                         34,582,325              34,582,325
                                       ----------------------------------------------------------------------
 STRUCTURED PRODUCTS  .60%

-------------------------------------------------------------------------
                  -         1,250,000      CMC Securities Corp. III,                      -
1,250,000                              Series 1994-C, Class A14, 5.42%,  1,198,281                1,198,281
                                                   3/25/2024

                                       ----------------------------------
     -         394,257       394,257       Prudential Bache CMO Trust         -        402,107      402,107
                                          Series 8, Class F, 7.965%,
                                                   3/1/2019

                                       ----------------------------------------------------------------------
                                                        Total                          402,107
                                                                         1,198,281                1,600,388
                                       ----------------------------------------------------------------------
                                                TOTAL COLLATERALIZED                   402,107
                                             MORTGAGE OBLIGATIONS        35,780,606              36,182,713
                                       ----------------------------------------------------------------------
                         CORPORATE BONDS 48.78%

-------------------------------------------------------------------------
 AEROSPACE & DEFENSE  1.14%

-------------------------------------------------------------------------
     -         600,000       600,000      Boeing Co., Unsecured Note,         -        609,444      609,444
                                               6.35%, 6/15/2003
                                       ----------------------------------
     -        1,500,000     1,500,000    (1) British Aerospace Finance,       -       1,614,168
                                             Inc. 7.50%, 7/1/2027                                 1,614,168
                                       ----------------------------------
     -         800,000       800,000       McDonnell Douglas Finance          -        805,976      805,976
                                       Corp., Medium Term Note, 6.375%,
                                                   7/15/1999

                                       ----------------------------------------------------------------------
                                                        Total                 -       3,029,588
                                                                                                  3,029,588
                                       ----------------------------------------------------------------------
 AIR TRANSPORTATION  .46%

-------------------------------------------------------------------------
     -        1,150,000     1,150,000    Southwest Airlines Co., Deb.,        -       1,224,877
                                               7.375%, 3/1/2027                                   1,224,877
                                       ----------------------------------------------------------------------
 AUTOMOBILE  .76%

-------------------------------------------------------------------------
     -        2,000,000     2,000,000       Dana Corp., Note, 7.00%,          -       2,016,780
                                                   3/15/2028                                      2,016,780
                                       ----------------------------------------------------------------------
 BANKING  6.32%

-------------------------------------------------------------------------
     -        1,250,000     1,250,000   ABN-AMRO Bank NV, Chicago, Sub.       -       1,251,950
                                            Deb., 7.30%, 12/1/2026                                1,251,950
                                       ----------------------------------
     -         40,000        40,000        Banc One Corp., Sub. Note,         -        41,700       41,700
                                                7.25%, 8/1/2002
                                       ----------------------------------
     -        2,000,000     2,000,000        Banco Santander, Bank            -       2,159,140
                                         Guarantee, 7.875%, 4/15/2005                             2,159,140
                                       ----------------------------------
     -         200,000       200,000     BankAmerica Corp., Sub. Note,        -        211,644      211,644
                                               7.75%, 7/15/2002
                                       ----------------------------------
     -        1,000,000     1,000,000    Barclays North America, Deb.,        -       1,126,240
                                               9.75%, 5/15/2021                                   1,126,240
                                       ----------------------------------
     -         10,000        10,000       Boatmen's Bancshares, Inc.,         -        10,984       10,984
                                          Sub. Note, 9.25%, 11/1/2001
                                       ----------------------------------
     -        2,100,000     2,100,000     (1)CIBC Capital Funding LP,         -       2,113,650
                                            Bank Guarantee, 6.40%,                                2,113,650
                                                  12/17/2004

                                       ----------------------------------
     -         30,000        30,000      Central Fidelity Banks, Inc.,        -        32,400       32,400
                                         Sub. Note, 8.15%, 11/15/2002
                                       ----------------------------------
     -         920,000       920,000      Chase Manhattan Corp., Sub.         -        921,205      921,205
                                             Note, 8.00%, 5/1/2005
                                       ----------------------------------
     -         40,000        40,000      Corestates Capital Corp., Sub.       -        39,393       39,393
                                           Note, 5.875%, 10/15/2003
                                       ----------------------------------
     -        1,000,000     1,000,000      (1)Den Danske Bank, Note,          -       1,044,030
                                               7.40%, 6/15/2010                                   1,044,030
                                       ----------------------------------
     -         250,000       250,000     First Chicago NBD Corp., Sub.        -        265,145      265,145
                                             Note 8.10%, 3/1/2002
                                       ----------------------------------
     -         30,000        30,000       First Union Corp., Sub Note,        -        32,176       32,176
                                               8.00% 11/15/2002
                                       ----------------------------------
     -        2,000,000     2,000,000    National Australia Bank, Ltd.,       -       2,025,320
                                        Melbourne, Sub. Note, Series B,                           2,025,320
                                               6.60%, 12/10/2007

                                       ----------------------------------
     -        3,000,000     3,000,000       National Bank of Canada,          -       3,258,510
                                         Montreal, Sub. Note, 8.125%,                             3,258,510
                                                   8/15/2004

                                       ----------------------------------
     -         15,000        15,000      NationsBank Corp., Sub. Note,        -        16,064       16,064
                                               7.625%, 4/15/2005
                                       ----------------------------------
     -         300,000       300,000       Northern Trust Corp., Sub.         -        300,483      300,483
                                            Note, 9.00%, 5/15/1998
                                       ----------------------------------
     -         430,000       430,000     PNC Funding Corp., Sub. Note,        -        443,670      443,670
                                               6.875%, 7/15/2007
                                       ----------------------------------
     -         30,000        30,000      Republic New York Corp., Sub.        -        32,050       32,050
                                            Note, 8.25%, 11/1/2001
                                       ----------------------------------
     -         10,000        10,000      Sovran Financial, Deb., 9.75%,       -        10,423       10,423
                                                   6/15/1999
                                       ----------------------------------
     -         200,000       200,000    SunTrust Bank, Central Florida,       -        208,296      208,296
                                          Sub. Note, 6.90%, 7/1/2007
                                       ----------------------------------
     -         255,000       255,000      SunTrust Banks, Inc., Note,         -        266,829      266,829
                                               7.375%, 7/1/2002
                                       ----------------------------------
     -         15,000        15,000        SunTrust Banks, Inc., Sub.         -        14,924       14,924
                                            Note, 6.125%, 2/15/2004
                                       ----------------------------------
     -        1,000,000     1,000,000      (1)Swedbank, Sub., 7.50%,          -       1,023,340
                                                  11/29/2049                                      1,023,340
                                       ----------------------------------------------------------------------
                                                        Total                 -
                                                                                    16,849,566   16,849,566
                                       ----------------------------------------------------------------------
 BEVERAGE & TOBACCO  .13%                                                     -
-------------------------------------------------------------------------
     -         350,000       350,000     American Brands, Inc., Medium        -        353,398      353,398
                                          Term Note, 8.87%, 8/10/1998
                                       ----------------------------------------------------------------------
 CHEMICALS & PLASTICS  .60%                                                   -
-------------------------------------------------------------------------
     -        1,500,000     1,500,000     (1)Bayer Corp., Deb., 6.50%,        -       1,530,165
                                                   10/1/2002                                      1,530,165
                                       ----------------------------------
     -         40,000        40,000       Du Pont (E.I.) de Nemours &         -        43,930       43,930
                                         Co., Note, 8.125%, 3/15/2004
                                       ----------------------------------
     -         30,000        30,000       PPG Industries, Inc., Note,         -        30,744       30,744
                                               6.50%, 11/1/2007
                                       ----------------------------------------------------------------------
                                                        Total                 -       1,604,839
                                                                                                  1,604,839
                                       ----------------------------------------------------------------------
 CONGLOMERATES  .42%

-------------------------------------------------------------------------
     -        1,250,000     1,250,000    (1)Hutchison Whampoa Finance,        -       1,118,475
                                           Company Guarantee, 7.50%,                              1,118,475
                                                   8/1/2027

                                       ----------------------------------------------------------------------
 CONSUMER PRODUCTS  .80%

-------------------------------------------------------------------------
     -         50,000        50,000      CPC International, Inc., Note,       -        50,153       50,153
                                               6.15%, 9/18/1998
                                       ----------------------------------
                  -         1,000,000   Philip Morris Cos., Inc., Note,                   -
1,000,000                                      7.125%, 8/15/2002         1,024,230                1,024,230
                                       ----------------------------------
                  -         1,000,000      Philip Morris Cos., Inc.,                      -
1,000,000                                Unsecd. Note, 9.00%, 1/1/2001   1,063,020                1,063,020
                                       ----------------------------------------------------------------------
                                                        Total                          50,153
                                                                         2,087,250                2,137,403
                                       ----------------------------------------------------------------------

                                       ----------------------------------
 ECOLOGICAL SERVICES & EQUIPMENT  .84%

-------------------------------------------------------------------------
              2,000,000     2,000,000    WMX Technologies, Inc., Deb.,        -       2,245,960
                                                8.75%, 5/1/2018                                   2,245,960
                                       ----------------------------------------------------------------------
 EDUCATION  1.73%

-------------------------------------------------------------------------
     -        1,975,000     1,975,000      Boston University, 7.625%,         -       2,231,643
                                                   7/15/2097                                      2,231,643
                                       ----------------------------------
     -        1,150,000     1,150,000     Columbia University, Medium         -       1,230,557
                                          Term Note, 8.62%, 2/21/2001                             1,230,557
                                       ----------------------------------
     -        1,000,000     1,000,000     Harvard University, Revenue         -       1,144,010
                                        bonds, 8.125% Bonds, 4/15/2007                            1,144,010
                                       ----------------------------------------------------------------------
                                                        Total                 -       4,606,210
                                                                                                  4,606,210
                                       ----------------------------------------------------------------------
 ELECTRONICS  1.74%

-------------------------------------------------------------------------
     -        1,500,000     1,500,000      General Electric Financial         -       1,835,445
                                          Services, Inc., Medium Term                             1,835,445
                                            Note, 9.18%, 12/30/2008

                                       ----------------------------------
     -        2,590,000     2,590,000     Harris Corp., Deb., 10.375%,        -       2,782,256
                                                   12/1/2018                                      2,782,256
                                       ----------------------------------
     -         15,000        15,000      Rockwell International Corp.,        -        15,413       15,413
                                       Unsecured Note, 6.625%, 6/1/2005
                                       ----------------------------------------------------------------------
                                                        Total                 -       4,633,114
                                                                                                  4,633,114
                                       ----------------------------------------------------------------------
 FINANCE - AUTOMOTIVE  2.34%

-------------------------------------------------------------------------
     -        1,750,000     1,750,000   Chrysler Financial Corp., Deb.,       -       1,934,537
                                              13.25%, 10/15/1999                                  1,934,537
                                       ----------------------------------
     -        2,000,000     2,000,000    Ford Capital BV, Note, 9.375%,       -       2,175,880
                                                   5/15/2001                                      2,175,880
                                       ----------------------------------
                  -          250,000     Ford Motor Credit Corp., Note,                   -         259,515
 250,000                                       7.50%, 4/25/2011           259,515
                                       ----------------------------------
     -         35,000        35,000      Ford Motor Credit Corp., Note,       -        37,645       37,645
                                               7.75%, 3/15/2005
                                       ----------------------------------
     -         20,000        20,000         Ford Motor Credit Corp.,          -        20,509       20,509
                                       Unsecured Note, 7.75%, 10/1/1999
                                       ----------------------------------
     -        1,000,000     1,000,000   Ford Motor Credit Corp., Unsub,       -       1,015,370
                                               6.875%, 6/5/2001                                   1,015,370
                                       ----------------------------------
     -         485,000       485,000       General Motors Acceptance          -        498,648      498,648
                                        Corp., Medium Term Note, 7.50%,
                                                   5/25/2000

                                       ----------------------------------
     -         45,000        45,000        General Motors Acceptance          -        45,210       45,210
                                         Corp., Note, 6.25%, 1/11/2000
                                       ----------------------------------
     -         155,000       155,000       General Motors Acceptance          -        159,982      159,982
                                         Corp., Note, 7.00%, 9/15/2002
                                       ----------------------------------
     -         100,000       100,000       General Motors Acceptance          -        101,446      101,446
                                         Corp., Unsecured Note, 7.75%,
                                                   1/15/1999

                                       ----------------------------------------------------------------------
                                                        Total                         5,989,227
                                                                          259,515                 6,248,742
                                       ----------------------------------------------------------------------
 FINANCE - INSURANCE  .58%

-------------------------------------------------------------------------
  500,000         -          500,000     CIGNA Corp., Sr. Note, 7.40%,                    -         519,450
                                                   1/15/2003              519,450
                                       ----------------------------------
                  -         1,000,000      Continental Corp., Unsec..                     -
1,000,000                                    Note, 7.25%, 3/1/2003       1,036,270                1,036,270
                                       ----------------------------------------------------------------------
                                                        Total                             -
                                                                         1,555,720                1,555,720
                                       ----------------------------------------------------------------------
 FINANCE - RETAIL  .02%

-------------------------------------------------------------------------
     -         50,000        50,000       Commercial Credit Co., Note,        -        49,362       49,362
                                               5.55%, 2/15/2001
                                       ----------------------------------
     -         15,000        15,000       Commercial Credit Co., Note,        -        15,170       15,170
                                                6.70%, 8/1/1999
                                       ----------------------------------------------------------------------
                                                        Total                 -        64,532       64,532
                                       ----------------------------------------------------------------------
 FINANCIAL INTERMEDIARIES  4.40%

-------------------------------------------------------------------------
     -        2,000,000     2,000,000      (1)Amvescap PLC, Sr. Note,         -       1,996,960
                                               6.60%, 5/15/2005                                   1,996,960
                                       ----------------------------------
     -         50,000        50,000      Avco Financial Services, Inc.,       -        51,753       51,753
                                          Sr. Note, 8.50%, 10/15/1999
                                       ----------------------------------
     -         40,000        40,000       CIT Group Holdings, Inc. Sr.        -        40,279       40,279
                                            Note, 6.375%, 5/21/1999
                                       ----------------------------------
     -        1,500,000     1,500,000    Donaldson, Lufkin and Jenrette       -       1,532,085
                                        Securities Corp., Note, 6.875%,                           1,532,085
                                                   11/1/2005

                                       ----------------------------------
     -         15,000        15,000     Equitable Cos., Inc., Sr. Note,       -        15,220       15,220
                                               6.75%, 12/1/2000
                                       ----------------------------------
     -        2,000,000     2,000,000   Lehman Brothers, Inc., Sr. Sub.       -       2,103,940
                                            Note, 7.375%, 1/15/2007                               2,103,940
                                       ----------------------------------
     -         500,000       500,000       Merrill Lynch & Co., Inc.,         -        514,150      514,150
                                            Note, 6.875%, 3/1/2003
                                       ----------------------------------
                  -         1,000,000      Merrill Lynch & Co., Inc.,                     -
1,000,000                                   Note, 7.20%, 10/15/2012      1,040,400                1,040,400
                                       ----------------------------------
     -         15,000        15,000        Merrill Lynch & Co., Inc.,         -        15,977       15,977
                                            Note, 7.375%, 5/15/2006
                                       ----------------------------------
     -         100,000       100,000       Merrill Lynch & Co., Inc.,         -        108,229      108,229
                                            Note, 8.30%, 11/1/2002
                                       ----------------------------------
     -         65,000        65,000        Merrill Lynch & Co., Inc.,         -        67,673       67,673
                                            Note, 8.375%, 2/9/2000
                                       ----------------------------------
                  -         1,000,000      Merrill Lynch & Co., Inc.,                     -
1,000,000                                  note, Series MTNB, 7.19%,     1,026,630                1,026,630
                                                   8/7/2012

                                       ----------------------------------
     -         20,000        20,000       Morgan Stanley Group, Inc.,         -        21,806       21,806
                                            Deb., 9.375%, 6/15/2001
                                       ----------------------------------
     -         30,000        30,000       Norwest Corp., Note, 5.75%,         -        29,517       29,517
                                                   2/1/2003
                                       ----------------------------------
     -        1,050,000     1,050,000    Norwest Financial, Inc., Note,       -       1,053,265
                                                6.23%, 9/1/1998                                   1,053,265
                                       ----------------------------------
     -          5,000         5,000       Salomon, Inc., Note, 6.375%,        -         5,012        5,012
                                                   10/1/2004
                                       ----------------------------------
     -         10,000        10,000       Salomon, Inc., Note, 6.625%,        -        10,151       10,151
                                                  11/15/2003
                                       ----------------------------------
                  -         1,000,000    Salomon Smith Barney holdings,                   -
1,000,000                                Inc., Note, 7.375%, 5/15/2007   1,062,510                1,062,510
                                       ----------------------------------
     -         986,574       986,574     (1)World Financial, Pass Thru        -       1,033,150
                                        Cert., Series 96 WFP-B, 6.91%,                            1,033,150
                                                   9/1/2013

                                       ----------------------------------------------------------------------
                                                        Total                         8,599,167
                                                                         3,129,540               11,728,707
                                       ----------------------------------------------------------------------
 FINANCIAL SERVICES  .92%

-------------------------------------------------------------------------
     -         250,000       250,000     American Express Credit Corp.,       -        257,487      257,487
                                            Deb., 8.50%, 6/15/1999
                                       ----------------------------------
     -         20,000        20,000        Associates Corp. of North          -        20,035       20,035
                                           America, Sr. Note, 6.00%,
                                                   6/15/2000

                                       ----------------------------------
     -        2,000,000     2,000,000      Associates Corp. of North          -       2,022,460
                                           America, Sr. Note, 6.68%,                              2,022,460
                                                   9/17/1999

                                       ----------------------------------
     -         35,000        35,000        Associates Corp. of North          -        35,447       35,447
                                           America, Sr. Note, 6.75%,
                                                  10/15/1999

                                       ----------------------------------
     -         50,000        50,000      Caterpillar Financial Services       -        50,475       50,475
                                         Corp., Note, 6.77%, 3/15/1999
                                       ----------------------------------
     -         30,000        30,000      John Deere Capital Corp., Sr.        -        30,287       30,287
                                            Note, 6.50%, 9/20/1999
                                       ----------------------------------
     -         15,000        15,000      John Deere Capital Corp., Sr.        -        15,404       15,404
                                             Note, 7.52%, 3/6/2000
                                       ----------------------------------
     -         10,000        10,000       Paccar Financial Corp., Sr.         -        10,012       10,012
                                            Note, 6.18%, 2/15/2001
                                       ----------------------------------------------------------------------
                                                        Total                 -       2,441,607
                                                                                                  2,441,607
                                       ----------------------------------------------------------------------
 FOOD PRODUCTS  .13%

-------------------------------------------------------------------------
     -          5,000         5,000      Grand Metropolitan Investment        -         6,124        6,124
                                            Corp., 9.00%, 8/15/2011
                                       ----------------------------------
     -          5,000         5,000      Grand Metropolitan Investment        -         5,041        5,041
                                         Corp., Unsecured Note, 6.50%,
                                                   9/15/1999

                                       ----------------------------------
     -         300,000       300,000       Kraft General Foods, Inc.,         -        298,977      298,977
                                            Deb., 6.00%, 6/15/2001
                                       ----------------------------------
     -         25,000        25,000      Union Camp Corp., Note, 6.50%,       -        25,352       25,352
                                                  11/15/2007
                                       ----------------------------------------------------------------------
                                                        Total                 -        335,494      335,494
                                       ----------------------------------------------------------------------
 FOREST PRODUCTS  .01%

-------------------------------------------------------------------------
     -         25,000        25,000      Weyerhaeuser Co., Deb., 9.05%,       -        27,823       27,823
                                                   2/1/2003
                                       ----------------------------------------------------------------------
 HEALTH SERVICES  .38%

-------------------------------------------------------------------------
     -        1,000,000     1,000,000    Aetna Services, Inc., Company        -       1,018,240
                                          Guarantee, 6.75%, 8/15/2001                             1,018,240
                                       ----------------------------------------------------------------------
 INDUSTRIAL PRODUCTS & EQUIPMENT  .14%

-------------------------------------------------------------------------
     -         10,000        10,000     Air Products & Chemicals, Inc.,       -        10,613       10,613
                                            Note, 7.375%, 5/1/2005
                                       ----------------------------------
     -         30,000        30,000     Dresser Industries, Inc., Note,       -        30,116       30,116
                                                6.25%, 6/1/2000
                                       ----------------------------------
     -         300,000       300,000       Illinois Tool Works, Inc.,         -        300,840      300,840
                                            Note, 5.875%, 3/1/2000
                                       ----------------------------------
     -         25,000        25,000        Ingersoll-Rand Co., Note,          -        25,419       25,419
                                               6.51%, 12/1/2004
                                       ----------------------------------
     -         10,000        10,000        Ingersoll-Rand Co., Note,          -        10,137       10,137
                                                6.60%, 8/1/2000
                                       ----------------------------------------------------------------------
                                                        Total                 -        377,125      377,125
                                       ----------------------------------------------------------------------
 INSURANCE  5.55%

-------------------------------------------------------------------------
     -        2,500,000     2,500,000    Allmerica Financial Corp., Sr.       -       2,650,525
                                           Note, 7.625%, 10/15/2025                               2,650,525
                                       ----------------------------------
     -        2,000,000     2,000,000      CAN Financial Corp., Deb.,         -       2,027,780
                                               7.25%, 11/15/2023                                  2,027,780
                                       ----------------------------------
     -        2,000,000     2,000,000   (1)Equitable Life, Note, 7.70%,       -       2,159,520
                                                   12/1/2015                                      2,159,520
                                       ----------------------------------
     -        1,000,000     1,000,000      GEICO Corp., Deb., 9.15%,          -       1,124,510
                                                   9/15/2021                                      1,124,510
                                       ----------------------------------
     -         25,000        25,000     ITT Hartford Group, Inc., Note,       -        26,699       26,699
                                               8.30%, 12/1/2001
                                       ----------------------------------
     -         15,000        15,000      Lincoln National Corp., Note,        -        15,798       15,798
                                               7.625%, 7/15/2002
                                       ----------------------------------
     -         250,000       250,000      MBIA, Deb., 9.00%, 2/15/2001        -        269,202      269,202
                                       ----------------------------------
     -         900,000       900,000      Provident Cos., Inc., Bond,         -        916,809      916,809
                                               7.405%m 3/15/2038
                                       ----------------------------------
     -        2,000,000     2,000,000       (1)Reinsurance Group of           -       2,091,400
                                           America, Sr. Note, 7.25%,                              2,091,400
                                                   4/1/2006

                                       ----------------------------------
     -        1,500,000     1,500,000    SunAmerica, Inc., Medium Term        -       1,590,217
                                            Note, 7.34%, 8/30/2005                                1,590,217
                                       ----------------------------------
     -        1,400,000     1,400,000     SunAmerica, Inc., Sr. Note,         -       1,403,584
                                               6.20%, 10/31/1999                                  1,403,584
                                       ----------------------------------
     -         500,000       500,000      SunAmerica, Inc., Sr. Note,         -        511,005      511,005
                                               9.00%, 1/15/1999
                                       ----------------------------------------------------------------------
                                                        Total                 -
                                                                                    14,787,049   14,787,049
                                       ----------------------------------------------------------------------
 LEISURE & ENTERTAINMENT  .02%

-------------------------------------------------------------------------
     -         40,000        40,000         Disney (Walt) Co., Bond,                   40,513       40,513
                                               6.375%, 3/30/2001
                                       ----------------------------------------------------------------------
 MACHINERY & EQUIPMENT  .62%

-------------------------------------------------------------------------
     -        1,600,000     1,600,000     Continental Airlines, Inc.,                 1,643,888
                                        Pass Thru Cert., Series 1997-4                            1,643,888
                                              B, 6.90%, 7/2/2019

                                       ----------------------------------------------------------------------
 METAL & MINING  1.20%

-------------------------------------------------------------------------
     -        2,500,000     2,500,000      Barrick Gold Corp., Deb.,          -       2,642,075
                                                7.50%, 5/1/2007                                   2,642,075
                                       ----------------------------------
                  -          500,000       Reynolds Metals Co., Deb.,                     -         556,620
 500,000                                       9.00%, 8/15/2003           556,620
                                       ----------------------------------------------------------------------
                                                        Total                         2,642,075
                                                                          556,620                 3,198,695
                                       ----------------------------------------------------------------------
 MULTI-INDUSTRY  .33%

-------------------------------------------------------------------------
                  -          750,000       Loews Corp., Deb., 8.875%,                     -         881,985
 750,000                                           4/15/2011              881,985
                                       ----------------------------------------------------------------------
 MUNICIPAL SERVICES  3.52%

-------------------------------------------------------------------------
     -        1,250,000     1,250,000     Atlanta & Fulton County, GA
                                         Recreation Authority, Taxable
                                          Revenue Bonds, Series 1997,

                                          7.00% Bonds (Downtown Arena         -       1,251,862
                                         Project)/(FSA INS), 12/1/2028                            1,251,862
                                       ----------------------------------
     -        1,325,000     1,325,000    Kansas City, MO Redevelopment        -       1,432,590
                                          Authority, 7.65% Bonds (FSA                             1,432,590
                                                LOC), 11/1/2018

                                       ----------------------------------
     -        2,000,000     2,000,000     McKeesport, PA, Taxable G.O.        -       2,044,440
                                       Series B 1997, 7.30% Bonds (MBIA                           2,044,440
                                                INS), 3/1/2020

                                       ----------------------------------
     -        1,000,000     1,000,000    Miami Florida Revenue Pension        -       1,021,440
                                        Obligation, 7.20% Bonds (AMBAC                            1,021,440
                                                LOC), 12/1/2025

                                       ----------------------------------
     -        1,250,000     1,250,000       Minneapolis/St. Paul, MN                                   -
                                           Airport Commission, UT GO
                                        Taxable Revenue Bonds, (Series
                                                      9),

                                          8.95% Bonds (Minneapolis/St.        -       1,397,250
                                              Paul, MD), 1/1/2022                                 1,397,250
                                       ----------------------------------
     -        1,000,000     1,000,000         Pittsburgh, PA Urban            -       1,147,770
                                        Redevelopment Authority, 9.07%                            1,147,770
                                          Bonds (CGIC GTD), 9/1/2014

                                       ----------------------------------
     -        1,000,000     1,000,000   St. Johns County, FL Convention                                -
                                           Center, Taxable Municipal
                                          Revenue Bonds, 8.00% Bonds

                                              (FSA INS), 1/1/2026             -       1,101,300
                                                                                                  1,101,300
                                       ----------------------------------------------------------------------
                                                        Total                 -       9,396,652
                                                                                                  9,396,652
                                       ----------------------------------------------------------------------
 OIL & GAS  .83%

-------------------------------------------------------------------------
     -         10,000        10,000      Atlantic Richfield Co., Deb.,        -        12,507       12,507
                                               9.125%, 3/1/2011
                                       ----------------------------------
     -        1,750,000     1,750,000    Phillips Petroleum Co., Deb.,        -       1,959,860
                                               9.18%, 9/15/2021                                   1,959,860
                                       ----------------------------------
     -         250,000       250,000      Shell Oil Co., Deb., 6.95%,         -        252,202      252,202
                                                  12/15/1998
                                       ----------------------------------------------------------------------
                                                        Total                 -       2,224,569
                                                                                                  2,224,569
                                       ----------------------------------------------------------------------
 PHARMACEUTICAL  .30%

-------------------------------------------------------------------------
     -         500,000       500,000     American Home Products Corp.,        -        515,240      515,240
                                            Note, 7.70%, 2/15/2000
                                       ----------------------------------
     -         250,000       250,000     American Home Products Corp.,        -        272,660      272,660
                                            Note, 7.90%, 2/15/2005
                                       ----------------------------------------------------------------------
                                                        Total                 -        787,900      787,900
                                       ----------------------------------------------------------------------
 RAIL INDUSTRY  .38%

-------------------------------------------------------------------------
     -        1,000,000     1,000,000    Atchison Topeka & Santa Fe RR,       -       1,007,960
                                         Equip. Trust, 6.55%, 1/6/2013                            1,007,960
                                       ----------------------------------------------------------------------
 RETAILERS  2.80%

-------------------------------------------------------------------------
     -         15,000        15,000        Dillard Investment, Deb.,          -        16,141       16,141
                                                9.25%, 2/1/2001
                                       ----------------------------------
     -        1,874,000     1,874,000     Eckerd Corp., Sr. Sub. Note,        -       2,002,538
                                               9.25%, 2/15/2004                                   2,002,538
                                       ----------------------------------
     -        2,000,000     2,000,000      May Department Stores Co.,         -       2,210,980
                                            Deb., 8.125%, 8/15/2035                               2,210,980
                                       ----------------------------------
     -        2,250,000     2,250,000    Penney (J.C.) Co., Inc., Deb.,       -       2,423,678
                                               7.65%, 8/15/2016                                   2,423,678
                                       ----------------------------------
     -         300,000       300,000      Sears, Roebuck & Co., Deb.,         -        304,293      304,293
                                               8.45%, 11/1/1998
                                       ----------------------------------
     -         500,000       500,000      Sears, Roebuck & Co., Medium        -        512,205      512,205
                                          Term Note, 7.32%, 4/24/2000
                                       ----------------------------------------------------------------------
                                                        Total                 -       7,469,835
                                                                                                  7,469,835
                                       ----------------------------------------------------------------------
 SOVEREIGN GOVERNMENT  2.35%

-------------------------------------------------------------------------
     -        1,000,000     1,000,000      Quebec, Province of, Deb.,         -       1,137,250
                                               13.25%, 9/15/2014                                  1,137,250
                                       ----------------------------------
     -        1,500,000     1,500,000      Quebec, Province of, Deb.,         -       1,634,670
                                               7.50%, 7/15/2023                                   1,634,670
                                       ----------------------------------
     -        1,000,000     1,000,000      Quebec, Province of, Deb.,         -       1,080,000
                                               9.125%, 8/22/2001                                  1,080,000
                                       ----------------------------------
     -        1,000,000     1,000,000      Sweden, Kingdom of, Deb.,          -       1,342,300
                                               10.25%, 11/1/2015                                  1,342,300
                                       ----------------------------------
     -        1,000,000     1,000,000      Victoria Public Authority,         -       1,065,625
                                        Local Gov't. Guarantee, 8.25%,                            1,065,625
                                                   1/15/2002

                                       ----------------------------------------------------------------------
                                                        Total                 -       6,259,845
                                                                                                  6,259,845
                                       ----------------------------------------------------------------------
 SURFACE TRANSPORTATION  1.28%

-------------------------------------------------------------------------
     -        3,000,000     3,000,000     Trans Ocean Container Corp.,        -       3,399,810
                                        Sr. Sub. Note, 12.25%, 7/1/2004                           3,399,810
                                       ----------------------------------------------------------------------
 TECHNOLOGY SERVICES  .01%

-------------------------------------------------------------------------
     -         35,000        35,000        Lucent Technologies, Inc.,         -        35,931       35,931
                                            Note, 6.90%, 7/15/2001
                                       ----------------------------------------------------------------------
 TELECOMMUNICATIONS & CELLULAR  .89%

-------------------------------------------------------------------------
     -        1,500,000     1,500,000      Cox Communications, Inc.,          -       1,520,760
                                           Medium Term Note, 6.69%,                               1,520,760
                                                   9/20/2004

                                       ----------------------------------
     -         800,000       800,000        New England Telephone &           -        862,408      862,408
                                           Telegraph, Deb., 8.625%,
                                                   8/1/2001

                                       ----------------------------------------------------------------------
                                                        Total                 -       2,383,168
                                                                                                  2,383,168
                                       ----------------------------------------------------------------------
 UTILITIES  4.85%

-------------------------------------------------------------------------
     -        2,000,000     2,000,000      Big Rivers Electric Corp.,         -       2,101,540
                                               9.52%, 3/15/2019                                   2,101,540
                                       ----------------------------------
     -         250,000       250,000      Central Illinois Public, 1st        -        250,595      250,595
                                          Mtg. Bond, 6.00%, 4/1/2000
                                       ----------------------------------
     -         250,000       250,000     Consolidated Edison Co., Deb.,       -        267,518      267,518
                                         Series 92B, 7.625%, 3/1/2004
                                       ----------------------------------
     -         60,000        60,000       Duke Energy Corp., 1st Ref.         -        60,452       60,452
                                            Mtg., 6.25%, 8/12/1999
                                       ----------------------------------
     -        1,250,000     1,250,000      Enersis S.A., Note, 7.40%,         -       1,246,538
                                                   12/1/2016                                      1,246,538
                                       ----------------------------------
                  -         1,000,000   Gulf States Utilities, 1st Mtg.                   -
1,000,000                                 Bond, Series 2005B, 6.77%,     1,002,570                1,002,570
                                                   8/1/2005

                                       ----------------------------------
     -        1,500,000     1,500,000    (1)Israel Electric Corp. Ltd.,       -       1,542,165
                                         Sr. Note, 7.875%, 12/15/2026                             1,542,165
                                       ----------------------------------
     -         30,000        30,000      Michigan Consolidated Gas, 1st       -        30,845       30,845
                                          Mtg. Bond, 6.80%, 6/15/2003
                                       ----------------------------------
     -         300,000       300,000      Midwest power Systems, Inc.,        -        304,323      304,323
                                          Mtg. Bond, 6.75%, 2/1/2000
                                       ----------------------------------
     -         180,000       180,000     Minnesota Power and Light Co.,       -        191,187      191,187
                                        1st Mtg. Bond, 7.75%, 6/1/2007
                                       ----------------------------------
                  -         1,000,000     Pacific Gas & Electric Co.,                     -
1,000,000                               Unsecd. Note, Series B, 7.75%,   1,078,480                1,078,480
                                                   6/30/2004

                                       ----------------------------------
     -        1,000,000     1,000,000      Puget Sound Energy, Inc.,          -       1,017,180
                                           Medium Term Note, 7.02%,                               1,017,180
                                                   12/1/2027

                                       ----------------------------------
     -          5,000         5,000        Sonat, Inc., Note, 6.875%,         -         5,105        5,105
                                                   6/1/2005
                                       ----------------------------------
                  -         1,500,000     Southwestern Bell Telephone                     -
1,500,000                                 Co., Deb., 7.375%, 5/1/2012    1,527,000                1,527,000
                                       ----------------------------------
     -         500,000       500,000      (1) Tenaga Nasional Berhad,         -        378,765      378,765
                                            Deb., 7.50%, 1/15/2096
                                       ----------------------------------
     -         400,000       400,000      Virginia Electric Power Co.,        -        401,308      401,308
                                         Mtg. Bond, Series A, 9.375%,
                                                   6/1/1998

                                       ----------------------------------
                  -         1,000,000    West Penn Power Co., 1st Mtg.                    -
1,000,000                                   Bond, 7.875%, 12/1/2004      1,031,730                1,031,730
                                       ----------------------------------
     -         500,000       500,000    Wisconsin Tel Co., Deb., 6.25%,       -        497,365      497,365
                                                   8/1/2004
                                       ----------------------------------------------------------------------
                                                        Total                         8,294,886
                                                                         4,639,780               12,934,666
                                       ----------------------------------------------------------------------
                                                TOTAL CORPORATE BONDS
                                                                         13,110,410 116,960,256  130,070,666
                                       ----------------------------------------------------------------------
 GOVERNMENT AGENCIES  16.63%

-------------------------------------------------------------------------
                  -         2,000,000    Federal Farm CreditBank, Note,                   -
2,000,000                                      5.875%, 1/21/2005         1,977,818                1,977,818
                                       ----------------------------------
     -         100,000       100,000     Federal Farm CreditBank, Note,       -        100,683      100,683
                                               7.30%, 9/11/2001
                                       ----------------------------------
                  -          500,000     Federal Farm CreditBank, Note,                   -         536,140
 500,000                                       9.20%, 9/27/2005           536,140
                                       ----------------------------------
                  -         1,550,000      (3)Federal Home Loan Bank,                     -
1,550,000                                   Bond, 5.20%, 10/20/2000      1,547,722                1,547,722
                                       ----------------------------------
                  -         1,000,000    Federal Home Loan Bank, Bond,                    -
1,000,000                                      5.644%, 2/23/1999         1,001,310                1,001,310
                                       ----------------------------------
                  -         2,000,000    Federal Home Loan Bank, Bond,                    -
2,000,000                                      6.06%, 4/27/2004          1,989,380                1,989,380
                                       ----------------------------------
                  -         1,000,000    Federal Home Loan Bank, Bond,                    -         997,360
1,000,000                                       6.10%, 4/7/2003           997,360
                                       ----------------------------------
                  -         1,000,000    Federal Home Loan Bank, Bond,                    -         996,560
1,000,000                                      6.11%, 4/17/2003           996,560
                                       ----------------------------------
                  -         1,000,000    Federal Home Loan Bank, Bond,                    -         996,410
1,000,000                                      6.11%, 5/15/2003           996,410
                                       ----------------------------------
                  -                      Federal Home Loan Bank, Bond,                    -         993,280
10,000,000                10,000,000           6.14%, 5/11/2005           993,280
                                       ----------------------------------
                  -         1,000,000    Federal Home Loan Bank, Bond,                    -
1,000,000                                      6.25%, 5/11/1998          1,000,750                1,000,750
                                       ----------------------------------
                  -         3,000,000    Federal Home Loan Bank, Bond,                    -
3,000,000                                      6.25%, 5/19/2004          2,993,430                2,993,430
                                       ----------------------------------
                  -         1,000,000    Federal Home Loan Bank, Bond,                    -
1,000,000                                     6.335%, 10/22/2002         1,000,045                1,000,045
                                       ----------------------------------
                  -         1,000,000    Federal Home Loan Bank, Bond,                    -
1,000,000                                      7.00%, 12/15/2009         1,001,630                1,001,630
                                       ----------------------------------
     -         245,000       245,000     Federal Home Loan Bank, Bond,        -        244,192      244,192
                                               7.04%, 1/24/2011
                                       ----------------------------------
     -         250,000       250,000     Federal Home Loan Bank, Deb.,        -        250,528      250,528
                                               6.178%, 1/10/2001
                                       ----------------------------------
     -         325,000       325,000     Federal Home Loan Bank, Note,        -        325,718      325,718
                                               6.11%, 1/19/2001
                                       ----------------------------------
                  -         2,000,000    Federal Home Loan Bank, Note,                    -
2,000,000                                      6.385%, 11/5/2002         2,005,504                2,005,504
                                       ----------------------------------
                  -          750,000        Federal Home Loan Bank,                       -         748,244
 750,000                               Structured Note, 3.01%, 6/2/1998   748,244
                                       ----------------------------------
                  -         1,000,000       Federal Home Loan Bank,                       -         993,135
1,000,000                                  Structured Note, 3.015%,       993,135
                                                   8/25/1998

                                       ----------------------------------
                  -         1,250,000       Federal Home Loan Bank,                       -
1,250,000                                  Structured Note, 4.914%,      1,241,598                1,241,598
                                                   12/2/1998

                                       ----------------------------------
                  -          500,000        Federal Home Loan Bank,                       -         499,195
 500,000                                    Structured Note, 5.05%,       499,195
                                                   3/29/2000

                                       ----------------------------------
                  -         1,000,000      Federal Home Loan Mortgage                     -         994,860
1,000,000                                  Corp., 5.69%, 11/29/2000       994,860
                                       ----------------------------------
                  -         1,000,000      Federal Home Loan Mortgage                     -         999,910
1,000,000                                   Corp., 5.90%, 4/21/2000       999,910
                                       ----------------------------------
     -         75,000        75,000        Federal Home Loan Mortgage         -        74,865       74,865
                                         Corp., Deb., 4.77%, 9/14/1998
                                       ----------------------------------
     -         300,000       300,000       Federal Home Loan Mortgage         -        299,280      299,280
                                         Corp., Deb., 6.28%, 7/15/2003
                                       ----------------------------------
     -         100,000       100,000       Federal Home Loan Mortgage         -        100,291      100,291
                                        Corp., Deb., 7.318%, 6/18/2001
                                       ----------------------------------
     -         50,000        50,000        Federal Home Loan Mortgage         -        50,341       50,341
                                         Corp., Note, 6.93%, 3/17/2004
                                       ----------------------------------
                  -         3,000,000      Federal Home Loan Mortgage                     -
3,000,000                               Corp., Structured Note, 5.00%,   2,990,400                2,990,400
                                                   3/10/2000

                                       ----------------------------------
                  -         1,000,000      Federal Home Loan Mortgage                     -
1,000,000                               Corp., Structured Note, 5.50%,   1,000,530                1,000,530
                                                   9/20/2000

                                       ----------------------------------
     -         500,000       500,000       Federal National Mortgage          -        529,915      529,915
                                        Association, 8.25%, 12/18/2000
                                       ----------------------------------
                  -         2,500,000      Federal National Mortgage                      -
2,500,000                               Association, Medium Term Note,   2,515,375                2,515,375
                                                6.65%, 3/8/2006

                                       ----------------------------------
     -        1,650,000     1,650,000      Federal National Mortgage          -       1,694,072
                                        Association, Medium Term Note,                            1,694,072
                                               6.71%, 7/24/2001

                                       ----------------------------------
     -         750,000       750,000       Federal National Mortgage          -        753,728      753,728
                                        Association, Medium Term Note,
                                                7.43%, 8/4/2005

                                       ----------------------------------
                  -         1,500,000      Federal National Mortgage                      -         506,505
1,500,000                               Association, Medium Term Note,    506,505
                                              Series B, 7/9/2012

                                       ----------------------------------
     -         100,000       100,000       Federal National Mortgage          -        101,084      101,084
                                           Association, Note, 7.17%,
                                                   1/20/2004

                                       ----------------------------------
                  -         1,500,000      Federal National Mortgage
1,500,000                               Association, Principal STRIPS,
                                           7.16% - 7.23%, 4/12/2006

                                -          (Callable 4/12/1999 @ 100)                     -
                                                                         1,422,915                1,422,915
                                       ----------------------------------
     -        1,500,000     1,500,000        Student Loan Marketing                       -
                                        Association, Medium Term Note,   1,500,933                1,500,933
                                               6.38%, 12/11/2001

                                       ----------------------------------
     -        1,800,000     1,800,000     Tennessee Valley Authority,         -       1,713,258
                                              8.625%, 11/15/2029                                  1,713,258
                                       ----------------------------------
     -         500,000       500,000      Tennessee Valley Authority,         -        498,970      498,970
                                               6.125%, 7/15/2003
                                       ----------------------------------
     -        3,305,000     3,305,000     Tennessee Valley Authority,         -       3,145,732
                                           Note, 8.625%, 11/15/2029                               3,145,732
                                       ----------------------------------------------------------------------
                                              TOTAL GOVERNMENT AGENCIES               9,882,657
                                                                         34,450,939              44,333,596
                                       ----------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES  8.50%

-------------------------------------------------------------------------
 FEDERAL HOME LOAN MORTGAGE CORPORATION  2.34%

-------------------------------------------------------------------------
     -         912,910       912,910      Pool E66857, 6.50%, 5/1/2012        -        918,041      918,041
                                       ----------------------------------
     -        3,663,000     3,663,000     Pool E70007, 6.00%, 4/1/2013        -       3,613,769
                                                                                                  3,613,769
                                       ----------------------------------
     -        1,682,000     1,682,000     (2)Pool TBA, 7.00%, 6/1/2099        -       1,703,866
                                                                                                  1,703,866
                                       ----------------------------------          --------------------------
                                                        Total                 -       6,235,676
                                                                                                  6,235,676
                                       ----------------------------------------------------------------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION  2.78%

-------------------------------------------------------------------------
     -        1,055,403     1,055,403    Pool 250412, 7.00%, 12/1/2010        -       1,075,519
                                                                                                  1,075,519
                                       ----------------------------------
     -         898,180       898,180      Pool 267905, 7.00%, 2/1/2024        -        915,865      915,865
                                       ----------------------------------
     -        1,672,289     1,672,289     Pool 354370, 6.50%, 8/1/2003        -       1,679,613
                                                                                                  1,679,613
                                       ----------------------------------
     -        1,807,105     1,807,105     Pool 421090, 6.50%, 4/1/2028        -       1,789,034
                                                                                                  1,789,034
                                       ----------------------------------
     -        1,980,000     1,980,000     Pool 421590, 6.50%, 4/1/2028        -       1,960,200
                                                                                                  1,960,200
                                       ----------------------------------          --------------------------
                                                        Total                 -       7,420,231
                                                                                                  7,420,231
                                       ----------------------------------------------------------------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  3.38%

-------------------------------------------------------------------------
     -         54,108        54,108       Pool 1851, 7.50%, 6/20/2007         -        55,664       55,664
                                       ----------------------------------
     -        1,102,478     1,102,478    Pool 312595, 8.00%, 1/15/2022        -       1,147,261
                                                                                                  1,147,261
                                       ----------------------------------
     -         874,212       874,212     Pool 379983, 7.50%, 2/15/2024        -        901,260      901,260
                                       ----------------------------------
     -        2,005,438     2,005,438    Pool 468686, 7.50%, 2/15/2028        -       2,061,209
                                                                                                  2,061,209
                                       ----------------------------------
     -         779,367       779,367     Pool 780204, 7.00%, 7/15/2025        -        790,043      790,043
                                       ----------------------------------
     -        2,452,089     2,452,089    Pool 780359, 7.50%, 12/15/2023       -       2,527,172
                                                                                                  2,527,172
                                       ----------------------------------
     -        1,500,000     1,500,000      Pool TBA, 7.00%, 5/1/2099          -       1,518,285
                                                                                                  1,518,285
                                       ----------------------------------          --------------------------
                                                        Total                 -       9,000,894
                                                                                                  9,000,894
                                       ----------------------------------------------------------------------
                                                TOTAL MORTGAGE-BACKED         -
                                                  SECURITIES                        22,656,801   22,656,801
                                       ----------------------------------------------------------------------
 PREFERRED STOCKS  1.01%

-------------------------------------------------------------------------
 TECHNOLOGY SERVICES  1.01%

-------------------------------------------------------------------------
     -         29,000        29,000       Microsoft Corp., Cumulative         -       2,700,625
                                          Conv. Pfd., Series A, $2.20                             2,700,625
                                         (identified cost $2,580,544)

                                       ----------------------------------------------------------------------
 U.S.TREASURY BONDS  4.70%

-------------------------------------------------------------------------
     -      $3,800,000      3,800,000        Bond, 6.00%, 2/15/2026           -       3,790,120
                                                                                                  3,790,120
                                       ----------------------------------
     -        1,200,000     1,200,000       Bond, 6.125%, 11/15/2027          -       1,229,052
                                                                                                  1,229,052
                                       ----------------------------------
     -        2,500,000     2,500,000       Bond, 6.375%, 8/15/2027           -       2,637,050
                                                                                                  2,637,050
                                       ----------------------------------
     -         255,000       255,000        Bond, 7.125%, 2/15/2023           -        290,412      290,412
                                       ----------------------------------
     -         140,000       140,000        Bond, 7.875%, 2/15/2021           -        171,443      171,443
                                       ----------------------------------
     -         265,000       265,000        Bond, 9.875%, 11/15/2015          -        375,492      375,492
                                       ----------------------------------
     -        1,500,000     1,500,000       Bond, 10.75%, 8/15/2005           -       1,939,755
                                                                                                  1,939,755
                                       ----------------------------------
     -        1,500,000     1,500,000      Bond, 11.625%, 11/15/2004          -       1,975,695
                                                                                                  1,975,695
                                       ----------------------------------
     -         75,000        75,000         Bond, 12.00%, 8/15/2013           -        109,859      109,859
                                       ----------------------------------------------------------------------
                                                        Total                 -
                                                                                    12,518,878   12,518,878
                                       ----------------------------------------------------------------------
 U.S. TREASURY NOTES  1.85%

-------------------------------------------------------------------------
     -        2,500,000     2,500,000       Note, 5.625%, 12/31/2002          -       2,495,950
                                                                                                  2,495,950
                                       ----------------------------------
                5,000        255,000         Note, 5.75%, 8/15/2003                     5,014       255,737
 250,000                                                                  250,723
                                       ----------------------------------
     -         50,000        50,000         Note, 6.375%, 7/15/1999           -        50,511       50,511
                                       ----------------------------------
     -         20,000        20,000          Note, 6.50%, 4/30/1999           -        20,199       20,199
                                       ----------------------------------
     -          5,000         5,000          Note, 7.50%, 2/15/2005           -         5,492        5,492
                                       ----------------------------------
     -        2,000,000     2,000,000       Note, 7.75%, 11/30/1999           -       2,066,440
                                                                                                  2,066,440
                                       ----------------------------------
     -         25,000        25,000         Note, 7.875%, 11/15/1999          -        25,856       25,856
                                       ----------------------------------------------------------------------
                                                        Total                         4,669,462
                                                                          250,723                 4,920,185
                                       ----------------------------------------------------------------------
                                              TOTAL TREASURY SECURITIES
                                                                          250,723   17,188,340   17,439,063
                                       ----------------------------------------------------------------------
 (4)REPURCHASE AGREEMENTS  4.39%

-------------------------------------------------------------------------
     -        1,682,000     1,682,000   Goldman Sachs Group, LP, 5.48%,       -       1,682,000
                                        dated 4/17/1998, due 6/10/1998                            1,682,000
                                       ----------------------------------
     -        8,345,000     8,345,000     BT Securities Corp., 5.53%,         -       8,345,000
                                         dated 4/30/1998, due 5/1/1998                            8,345,000
                                       ----------------------------------
     -        1,682,000     1,682,000     Credit Suisse First Boston,         -       1,682,000
                                       Inc., 5.47%, dated 4/3/1998, due                           1,682,000
                                                   5/13/1998

                                       ----------------------------------------------------------------------
                                                  TOTAL REPURCHASE            -
                                        AGREEMENTS (at amortized cost)              11,709,000   11,709,000
                                       ----------------------------------------------------------------------
 INVESTMENT COMPANIES  1.11%

-------------------------------------------------------------------------
                  -         2,968,122   Goldman Sachs Government Income                   -
2,968,122                                            Fund                2,968,122                2,968,122
                                       ----------------------------------------------------------------------
                                                  TOTAL INVESTMENTS
                                        (identified cost $266,612,799)   87,058,170 184,416,665  271,474,835
                                                      (6)

                                       ----------------------------------------------------------------------


 (1) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At April 30, 1998, these securities amounted to $17,645,788 which represents 6.62% of net assets.

 (2) Indicates a security subject to dollar roll transactions. (3) Current rate and next reset date shown.

 (4) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds. (5) The cost of investment for federal tax purposes amounts to $266,612,799. The net unrealized appreciation/depreciation of investments on a federal tax basis amounts to 5,162,037 which is comprised of $5,881,425 appreciation and $719,581 depreciation at April 30, 1998.

(6) The Federated Fund does not anticipate that taxable sales involving significant amounts of securities of the Federated pro forma combined portfolio will have to be made after the Reorganization to effect a realignment with the policies and investment practices of the Federated Fund.

 The following acronyms are used throughout this pro forma:
 AMBAC      American Municipal Bond Assurance Corporation
 CGIC       Capital Guaranty Insurance Corporation
 CMO        Collateralized Mortgage Obligation
 FSA        Financial Security Assurance
 GO         General Obligation
 GTD        Guaranty
 INS        Insured
 LOC        Letter of Credit
 LP         Limited Partnership
 MBIA       Municipal Bond Investors Assurance
 PLC        Public Limited Company
 STRIPS     Separate Trading of Registered Interest and Principal Securities
 TBA        To Be Announced
 UT         Unlimited Tax

 See Notes to the Proforma Financial Statements



                                  CCB BOND FUND
                       FEDERATED INTERMEDIATE INCOME FUND

             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                           APRIL 30, 1998 (UNAUDITED)

----------------------------------------------------------------------------------------------------------
                                           CCB            FEDERATED                          FEDERATED
                                           BOND         INTERMEDIATE      PRO FORMA          PRO FORMA
                                           FUND          INCOME FUND      ADJUSTMENT         COMBINED
                                        -----------     --------------    -----------     ----------------
ASSETS:

----------------------------------
Investments in securities, at         $ 87,058,170    $  184,416,665         ---        $     271,474,835
value (identified cost,
$85,808,533,  $180,504,266 &
$266,312,799 respectively)

----------------------------------
Cash                                            83               ---         ---                       83
----------------------------------
Income receivable                          792,975         3,173,445         ---                3,966,420
----------------------------------
Receivable for investments sold          3,010,688               ---         ---                3,010,688
----------------------------------
Receivable for shares sold                     ---         1,764,867         ---                1,764,867
----------------------------------
Prepaid assets                                 ---             8,891                                8,891
----------------------------------
                                        -----------     -------------    ------------     ----------------
     Total assets                       90,861,916       189,363,868         ---              280,225,784
----------------------------------
LIABILITIES:

----------------------------------
Payable to Bank                                ---           211,772         ---                  211,772
----------------------------------
Payable for investments purchased        4,997,500         5,201,377         ---               10,198,877
----------------------------------
Income distributions payable               425,964           694,296         ---                1,120,260
----------------------------------
Payable for shares redeemed                    ---           318,023         ---                  318,023
----------------------------------
Payable for dollar roll                        ---         1,704,107                            1,704,107
transactions

----------------------------------
Accrued expenses                            33,163               ---         ---                   33,163
----------------------------------
                                        -----------     -------------    ------------     ----------------
     Total liabilities                   5,456,627         8,129,575         ---               13,586,202
----------------------------------      -----------     -------------    ------------     ----------------
NET ASSETS                            $ 85,405,289    $  181,234,293         ---        $     266,639,582
----------------------------------      -----------     -------------    ------------     ----------------
NET ASSETS CONSISTS OF:

----------------------------------
Paid in capital                       $ 87,698,010    $  177,190,229         ---              264,888,239
----------------------------------
Net unrealized appreciation of           1,249,637         3,912,399         ---                5,162,036
investments

----------------------------------
Accumulated net realized loss on        (3,542,358)           87,749         ---              (3,454,609)
investments

----------------------------------
Undistributed net investment                   ---            43,916         ---                   43,916
income
----------------------------------
                                        -----------     -------------    ------------     ----------------
     Total Net Assets                 $ 85,405,289    $  181,234,293         ---        $     266,639,582
----------------------------------      -----------     -------------    ------------     ----------------
NET ASSETS:

----------------------------------
Institutional Shares                  $ 85,405,289    $  176,712,153         ---        $     262,117,442
----------------------------------
Institutional Service Shares                   ---         4,522,140         ---                4,522,140
----------------------------------                                       ------------
                                        -----------     -------------                     ----------------
    Total Net Assets                  $ 85,405,289    $  181,234,293         ---        $     266,639,582
----------------------------------      -----------     -------------    ------------     ----------------
SHARES OUTSTANDING:

----------------------------------
Institutional Shares                     8,402,070        17,378,600         (8,261) (a)       25,772,409
----------------------------------
Institutional Service Shares                   ---           444,701         ---                  444,701
----------------------------------                                       ------------
                                        -----------     -------------                     ----------------
    Total shares outstanding             8,402,070        17,823,301         (8,261)           26,217,110
----------------------------------      -----------     -------------    ------------     ----------------
NET ASSET VALUE, OFFERING PRICE,
AND REDEMPTION PROCEEDS PER

SHARE:

----------------------------------
INSTITUTIONAL SHARES

----------------------------------
Net Asset Value Per Share             $      10.16    $        10.17         ---        $           10.17
----------------------------------
                                        -----------     -------------    ------------     ----------------
Offering Price Per Share *            $      10.64    $        10.17         ---        $           10.17
----------------------------------
                                        -----------     -------------    ------------     ----------------
Redemption Proceeds Per Share         $        ---    $        10.17         ---        $           10.17
----------------------------------      -----------     -------------    ------------     ----------------
INSTITUTIONAL SERVICE SHARES:

----------------------------------
Net Asset Value Per Share             $        ---    $        10.17         ---        $           10.17
----------------------------------      -----------
                                                        -------------    ------------     ----------------
Offering Price Per Share              $        ---    $        10.17         ---        $           10.17
----------------------------------      -----------
                                                        -------------    ------------     ----------------
Redemption Proceeds Per Share         $        ---    $        10.17         ---        $           10.17
----------------------------------      -----------     -------------    ------------     ----------------

(a)   Adjustment to reflect share balance as a result of the combination.
  *    Computation of Offering Price per Share: ( 100/95.50 of $10.16)

   (See Notes to Pro Forma Financial Statements)




                                                               CCB BOND FUND
                                                    FEDERATED INTERMEDIATE INCOME FUND

                                                PRO FORMA COMBINING STATEMENT OF OPERATIONS
                                                   YEAR ENDED APRIL 30, 1998 (UNAUDITED)

----------------------------------------------------------------------------------------------------

                                              CCB         FEDERATED                    FEDERATED
                                              BOND       INTERMEDIATE  PRO FORMA       PRO FORMA
                                              FUND       INCOME FUND   ADJUSTMENT       COMBINED

                                          -------------  ------------- -----------   ---------------
----------------------------------------
INVESTMENT INCOME:
----------------------------------------
----------------------------------------
Interest ( net of dollar roll expense)  $  5,660,633   $   10,060,944         ---  $     15,721,577 $
----------------------------------------
----------------------------------------
Dividend                                                       25,034         ---            25,034
----------------------------------------  -------------  ------------- -----------   ---------------
----------------------------------------
     Total income                          5,660,633       10,085,978         ---        15,746,611
----------------------------------------
----------------------------------------
EXPENSES:

----------------------------------------
----------------------------------------
Investment advisory fee                     635,505           736,045   (202,505) a       1,169,045
----------------------------------------
----------------------------------------
Administrative personnel and services       122,468           155,001   (101,177) b         176,292
fee

----------------------------------------
----------------------------------------
Transfer agent and dividend disbursing       34,653            35,753     (4,406) c          66,000
agent fees and expenses
----------------------------------------
----------------------------------------
Directors'/Trustees fees                     4,778              5,002     (3,280) d           6,500
----------------------------------------
----------------------------------------
Accounting and custodian fees                55,147            61,799    (30,124) e          86,822
----------------------------------------
----------------------------------------
Professional Fees                            16,573            20,530    (15,303) f          21,800
----------------------------------------
----------------------------------------
Distribution services fee -                   ---               4,643         ---             4,643
Institutional Service Shares
----------------------------------------
----------------------------------------
Shareholder services fee -                    ---             363,384     216,495 g         579,879
Institutional Shares

----------------------------------------
----------------------------------------
Shareholder services fee -                    ---               4,643         ---             4,643
Institutional Service Shares
----------------------------------------
----------------------------------------
Share registration costs                     12,813            47,375      15,812 h          76,000
----------------------------------------
----------------------------------------
Printing and postage                         11,895            24,938     (9,833) i          27,000
----------------------------------------
----------------------------------------
Other expenses                               11,249            49,621     (8,370) j          52,500
----------------------------------------  -------------  ------------- -----------   ---------------
----------------------------------------
     Total expenses                         905,081         1,508,734   (142,691)         2,271,124
----------------------------------------
----------------------------------------
Waivers-

----------------------------------------
----------------------------------------
Waiver of investment advisory fee          (635,505)        (319,611)     569,394         (385,722)
----------------------------------------
----------------------------------------
Waiver of distribution services fee -         ---             (1,671)         ---           (1,671)
Institutional Service Shares

----------------------------------------
----------------------------------------
Waiver of shareholder services fee-           ---           (363,384)   (216,495)         (579,879)
Institutional Shares

----------------------------------------
----------------------------------------
Waiver of shareholder services fee -          ---             (2,971)         ---           (2,971)
Institutional Service Shares

----------------------------------------  -------------  ------------- -----------   ---------------
----------------------------------------  -------------  ------------- -----------   ---------------
  Total waivers                            (635,505)        (687,637)     352,899         (970,243)
----------------------------------------  -------------  ------------- -----------   ---------------
----------------------------------------  -------------  ------------- -----------   ---------------
   Net expenses                             269,576           821,097     210,208         1,300,881
----------------------------------------  -------------  ------------- -----------   ---------------
----------------------------------------  -------------  ------------- -----------   ---------------
     Net investment income                 5,391,057        9,264,881   (210,208)        14,445,730
----------------------------------------  -------------  ------------- -----------   ---------------
----------------------------------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON
INVESTMENTS:

----------------------------------------
----------------------------------------
Net realized gain  on investments           479,462           468,050         ---           947,512
----------------------------------------
----------------------------------------
Net change in unrealized appreciation      1,824,163        4,611,356         ---         6,435,519
(depreciation) of investments
----------------------------------------
----------------------------------------  -------------  ------------- -----------   ---------------
    Net realized and unrealized gain       2,303,625        5,079,406         ---         7,383,031
(loss) on investments
                                          -------------  ------------- -----------   ---------------
----------------------------------------  -------------  ------------- -----------   ---------------
       Change in net assets resulting   $  7,694,682   $   14,344,287   (210,208)  $     21,828,761 $
from operations
----------------------------------------  -------------  ------------- -----------   ---------------

     (See Legend to Pro Forma Adjustments on the following page) (See Notes to Pro Forma Financial Statements)

                       FEDERATED INTERMEDIATE INCOME FUND

                                  CCB BOND FUND

              NOTES TO PRO FORMA COMBINING STATEMENT OF OPERATIONS

                      YEAR ENDED APRIL 30, 1998 (UNAUDITED)

a) Federated Management (the "Adviser") receives for its services an annual investment advisory fee equal to 0.50% of the Federated Intermediate Income Fund's (the "Fund") average daily net assets. The pro forma adjustment reflects fees incurred at a lower rate by the Fund compared to the CCB Bond Fund. The adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

b) Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The FAS fee is based on the level of average aggregate net assets of the fund for the period. The pro forma adjustment reflects fees incurred at a lower rate by the Fund compared to the CCB Bond Fund.

c) Federated Shareholder Services Company serves as transfer and dividend disbursing agent for the Fund. The fee is based on the size, type, and number of accounts and transactions made by shareholders. The pro forma adjustment reflects fees incurred at a lower rate by the Fund compared to the CCB Bond Fund.

d) Adjustment to reflect the elimination of the Directors/Trustees fees for the CCB Bond Fund .

e) Fees reflect custodian costs for the Fund paid to State Street Bank and Trust Company. The custodian fee is based on a percentage of assets, plus out-of-pocket expenses. Federated Shareholder Services Company maintains the Fund's accounting records. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses. The pro forma adjustment reflects fees incurred at a lower rate by the Fund compared to the CCB Bond Fund.

f) Adjustment to reflect the audit fee and legal fee reductions due to the combining of two portfolios into one.

g) Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS") the Federated Intermediate Income Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

h) Adjustment to reflect state registration costs for Federated Intermediate Income Fund only.

i) Printing and postage expenses are adjusted to reflect estimated savings to be realized by combining two portfolios into a single portfolio.

j) Insurance premiums are allocated from a group coverage. The allocation is comprised of a base amount, plus a portion based on average net assets. The pro forma combined insurance premium equals the fixed base premium for a single portfolio, plus its allowable portion which is based on its percentage of the combined fund complex assets.

                       FEDERATED INTERMEDIATE INCOME FUND

                                  CCB BOND FUND

               NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

                                 APRIL 30, 1998

1.      BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolio of Investments, Statement of Assets and Liabilities and Statement of Operations (" Pro Forma Financial Statements") reflect the accounts of Federated Intermediate Income Fund and CCB Bond Fund, collectively ("the Funds"), for the year ended April 30, 1998. These statements have been derived from the books and records utilized in calculating daily net asset values at April 30, 1998.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

The Pro Forma Financial Statements give effect to the proposed transfer of assets of CCB Bond Fund in exchange for Institutional Shares of Federated Intermediate Income Fund. Under generally accepted accounting principles, Federated Intermediate Income Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory and administrative fee arrangements for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

     For the year ended April 30, 1998, Federated Intermediate Income Fund and CCB Bond Fund paid investment advisory fees computed at the annual rate of 0.50% and 0.75%, respectively, as a percentage of average daily net assets.

SHARES OF BENEFICIAL INTEREST

The Pro Forma net asset value per share assumes the issuance of 8,393,809 Institutional Shares of the Federated Intermediate Income Fund in exchange for 8,402,070 shares from CCB Bond Fund which would have been issued at April 30, 1998, in connection with the proposed reorganization.

                       FEDERATED INTERMEDIATE INCOME FUND

                                  CCB BOND FUND

                     INTRODUCTION TO PROPOSED REORGANIZATION

                          OCTOBER 31, 1998 (UNAUDITED)

The accompanying unaudited Pro Forma Combining Portfolio of Investments, Statement of Assets and Liabilities and Statement of Operations reflect the accounts of Federated Intermediate Income Fund and CCB Bond Fund, collectively ("the Funds"), at and for the six month period ended October 31, 1998, the most recent semi-annual report date for Federated Intermediate Income Fund. The accounts reflected on CCB Bond Fund's Statement of Operations reflect a six month reporting period ending October 31, 1998. This updating was accomplished by deducting the results for the period from November 1, 1998 through November 30, 1998 from its semi-annual report Statement of Operations, and adding its results from May 1, 1998 through May 31, 1998. The Pro Forma financial statements give effect to the proposed transfer of assets from CCB Bond Fund in exchange for Institutional Shares of Federated Intermediate Income Fund. These statements have been derived from the books and records utilized in calculating daily net asset values at October 31, 1998


PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS

OCTOBER
31, 1998    (unaudited)
    CCB                 FEDERATED                                    CCB       FEDERATED  FEDERATED
             FEDERATED
    BOND    INTERMEDIATEPRO                                         BOND     INTERMEDIATE  PRO FORMA
   FUND      INCOME       FORMA                                     FUND     INCOME FUND   COMBINED
               FUND     COMBINED
-----------------------------------------------------------------------------------------------------
 PRINCIPAL   PRINCIPAL
                        PRINCIPAL

   AMOUNT      AMOUNT     AMOUNT                                    VALUE        VALUE       VALUE

-----------------------------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES  2.6%

----------------------------------------------------------------
 HOME EQUITY LOAN 0.7%

----------------------------------------------------------------
             $2,000,000            New Century Home Equity                $-                               0.70%
                                  Loan Trust 1997-NC5, Class                   $1,974,380  1,974,380
                                  M2, 7.24%, 10/25/2028

                                  -------------------------------------------------------------------
 STRUCTURED PRODUCTS  1.2%

----------------------------------------------------------------
          -                        125 Home Loan Owner Trust               -
              2,000,000 2,000,000 1998-1A. Class M2, 7.75%,                     1,930,000  1,930,000
                                  2/15/2029

                                  ------------------------------
    500,000           -            Discover Card Trust 1996-3,       515,880            -
                          500,000 Class B, 6.25%, 8/18/2008                                  515,880
                                  ------------------------------
          -     500,000            Residential Funding Corp.               -      502,375
                          500,000 1993-S26, Class A10, 7.50%,                                502,375
                                  7/25/2023

                                  ------------------------------
          -     300,000            Residential Funding Corp.               -      287,823
                          300,000 1993-S31, Class A7, 7.00%,                                 287,823
                                  9/25/2023

                                  ------------------------------
          -      66,897            The Money Store Home Equity             -       69,486     69,486
                           66,897 Trust 1992-B, Class A,
                                  6.90%, 7/15/2007

                                  -------------------------------------------------------------------
                                        Total                        515,880                               1.17%
                                                                                2,789,684  3,305,564
                                  -------------------------------------------------------------------
 UTILITIES  0.7%

----------------------------------------------------------------
          -                        California Infrastructure &
              2,000,000 2,000,000 Economic Development Bank
                                  Special Purpose Trust

                                  PG&E-1,

                                   Class A8, 6.48%, 12/26/2009             -
                                                                                2,035,700  2,035,700
                                  -------------------------------------------------------------------
                                        TOTAL ASSET-BACKED           515,880                               2.58%
                                  SECURITIES                                    6,799,764  7,315,644
                                  -------------------------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS   13.0%

----------------------------------------------------------------
 FINANCE  12.5%

----------------------------------------------------------------
    974,837           -            Federal Home Loan Mortgage                           -
                          974,837 Corp., Series 1033G, 8.00%,      1,005,379               1,005,379
                                  1/15/2006

                                  ------------------------------
                      -            Federal Home Loan Mortgage                           -
  4,000,000             4,000,000 Corp., Series 1171G, 8.00%,      4,156,520               4,156,520
                                  11/15/2006

                                  ------------------------------
                      -            Federal Home Loan Mortgage                           -
  1,000,000             1,000,000 Corp., Series 1187H, 7.00%,      1,055,050               1,055,050
                                  12/15/2006

                                  ------------------------------
                      -            Federal Home Loan Mortgage                           -
  1,333,000             1,333,000 Corp., Series 1228H, 7.00%,      1,379,615               1,379,615
                                  8/15/2008

                                  ------------------------------
    400,000           -            Federal Home Loan Mortgage        423,736            -
                          400,000 Corp., Series 1324VE, 7.00%,                               423,736
                                  8/15/2007

                                  ------------------------------
                      -            Federal Home Loan Mortgage                           -
  1,000,000             1,000,000 Corp., Series 1341K, 7.00%,      1,080,850               1,080,850
                                  8/15/2007

                                  ------------------------------
     66,713           -            Federal Home Loan Mortgage         66,751            -     66,751
                           66,713 Corp., Series 1422E, 6.50%,
                                  2/15/2007

                                  ------------------------------
    176,459           -            Federal Home Loan Mortgage        179,900            -
                          176,459 Corp., Series 1452C, 6.50%,                                179,900
                                  12/15/2007

                                  ------------------------------
                      -            Federal Home Loan Mortgage                           -
  1,470,000             1,470,000 Corp., Series 1468M, 7.00%,      1,637,801               1,637,801
                                  1/15/2010

                                  ------------------------------
                      -            Federal Home Loan Mortgage                           -
  1,000,000             1,000,000 Corp., Series 1477ID, 7.00%,     1,011,730               1,011,730
                                  11/15/2009

                                  ------------------------------
                      -            Federal Home Loan Mortgage                           -
  1,000,000             1,000,000 Corp., Series 1808VB, 6.85%,     1,014,930               1,014,930
                                  10/15/2010

                                  ------------------------------
                      -            Federal Home Loan Mortgage                           -
  1,000,000             1,000,000 Corp., Series 24VB, 6.50%,       1,011,930               1,011,930
                                  7/25/2010

                                  ------------------------------
    777,113           -            Federal National Mortgage         805,602            -
                          777,113 Association, Series                                        805,602
                                  1991-150G, 8.00%, 11/25/2006

                                  ------------------------------
                      -            Federal National Mortgage                            -
  1,000,000             1,000,000 Association, Series              1,034,970               1,034,970
                                  1992-124D, 7.00%, 4/25/2010

                                  ------------------------------
                      -            Federal National Mortgage                            -
  1,000,000             1,000,000 Association, Series              1,024,990               1,024,990
                                  1992-50J, 7.25%, 12/25/2006

                                  ------------------------------
                      -            Federal National Mortgage                            -
  1,000,000             1,000,000 Association, Series              1,063,280               1,063,280
                                  1992-53G, 7.00%, 4/25/2007

                                  ------------------------------
                      -            Federal National Mortgage                            -
  1,000,000             1,000,000 Association, Series              1,014,170               1,014,170
                                  1992-70H, 7.00%, 4/25/2006

                                  ------------------------------
                      -            Federal National Mortgage                            -
  2,000,000             2,000,000 Association, Series              2,059,576               2,059,576
                                  1993-139KD, 7.00%, 7/25/2006

                                  ------------------------------
                      -            Federal National Mortgage                            -
  1,500,000             1,500,000 Association, Series              1,496,670               1,496,670
                                  1993-181O, 6.50%, 9/25/2008

                                  ------------------------------
                      -            Federal National Mortgage                            -
  1,000,000             1,000,000 Association, Series              1,050,580               1,050,580
                                  1993-33H, 6.75%, 9/25/2008

                                  ------------------------------
                      -            Federal National Mortgage                            -
  1,000,000             1,000,000 Association, Series              1,040,860               1,040,860
                                  1993-36J, 7.50%, 5/25/2006

                                  ------------------------------
    996,078           -            Federal National Mortgage         998,569            -
                          996,078 Association, Series                                        998,569
                                  1993-76B, 6.00%, 6/25/2008

                                  ------------------------------
                      -            Federal National Mortgage                            -
  2,500,000             2,500,000 Association, Series              2,563,976               2,563,976
                                  1994-27CB, 6.50%, 9/25/2008

                                  ------------------------------
                      -            Federal National Mortgage                            -
  1,000,000             1,000,000 Association, Series              1,063,830               1,063,830
                                  1994-79G, 7.00%, 11/25/2004

                                  ------------------------------
                      -            Federal National Mortgage                            -
  1,000,000             1,000,000 Association, Series              1,050,075               1,050,075
                                  1996-68VC, 6.50%, 9/18/2010

                                  ------------------------------
                      -            Federal National Mortgage                            -
  1,500,000             1,500,000 Association, Series              1,512,975               1,512,975
                                  1997-26AC, 6.50%, 3/25/2012

                                  ------------------------------
                      -            Federal National Mortgage                            -
  2,500,000             2,500,000 Association, Series              2,537,410               2,537,410
                                  1997-67PL, 6.50%, 10/18/2012

                                  ------------------------------
                      -            Federal National Mortgage                            -
  1,000,000             1,000,000 Association, Series G93-31H,     1,024,430               1,024,430
                                  7.00%, 2/25/2013

                                  -------------------------------------------------------------------
                                        Total                                           -                 12.49%
                                                                  35,366,155              35,366,155
                                  -------------------------------------------------------------------
 STRUCTURED PRODUCTS  0.5%

----------------------------------------------------------------
                      -            CMC Securities Corp. III,                            -
  1,250,000             1,250,000 Series 1994-C, Class A14,        1,210,856               1,210,856
                                  5.42%, 3/25/2024

                                  ------------------------------
          -     316,479            Prudential Bache CMO Trust              -      323,387
                          316,479 Series 8, Class F, 7.965%,                                 323,387
                                  3/1/2019

                                  -------------------------------------------------------------------
                                        Total                                     323,387                  0.54%
                                                                   1,210,856               1,534,243
                                  -------------------------------------------------------------------
                                        TOTAL COLLATERALIZED                      323,387                 13.04%
                                  MORTGAGE OBLIGATIONS            36,577,011              36,900,398
                                  -------------------------------------------------------------------
 CORPORATE BONDS  48.3%

----------------------------------------------------------------
 AEROSPACE & DEFENSE  1.1%

----------------------------------------------------------------
          -     600,000            Boeing Co., Unsecured Note,             -      630,132
                          600,000 6.35%, 6/15/2003                                           630,132
                                  ------------------------------
          -                        British Aerospace Finance,              -
              1,500,000 1,500,000 Inc. 7.50%, 7/1/2027                          1,670,444  1,670,444
                                  ------------------------------
          -     800,000            McDonnell Douglas Finance               -      805,880
                          800,000 Corp., Medium Term Note,                                   805,880
                                  6.375%, 7/15/1999

                                  -------------------------------------------------------------------
                                        Total                              -                               1.10%
                                                                                3,106,456  3,106,456
                                  -------------------------------------------------------------------
 AIR TRANSPORTATION  0.4%

----------------------------------------------------------------
          -                        Southwest Airlines Co.,                 -                               0.42%
              1,150,000 1,150,000 Deb., 7.375%, 3/1/2027                        1,193,217  1,193,217
                                  -------------------------------------------------------------------
 AUTOMOBILE  1.2%

----------------------------------------------------------------
          -                        Dana Corp., Note, 7.00%,                -
              2,000,000 2,000,000 3/15/2028                                     2,020,960  2,020,960
                                  ------------------------------
          -                        Hertz Corp., Sr. Note,                  -
              1,400,000 1,400,000 7.00%, 1/15/2028                              1,355,284  1,355,284
                                  -------------------------------------------------------------------
                                        Total                              -                               1.19%
                                                                                3,376,244  3,376,244
                                  -------------------------------------------------------------------
 BANKING  6.4%

----------------------------------------------------------------
          -                        ABN-AMRO Bank NV, Chicago,              -
              1,250,000 1,250,000 Sub. Deb., 7.30%, 12/1/2026                   1,254,950  1,254,950
                                  ------------------------------
          -      40,000            Banc One Corp., Sub. Note,              -       42,716     42,716
                           40,000 7.25%, 8/1/2002
                                  ------------------------------
          -     250,000            Banc One Corp., Sub. Note,              -      270,038
                          250,000 8.10%, 3/1/2002                                            270,038
                                  ------------------------------
          -                        Banco Santander, Bank                   -
              2,000,000 2,000,000 Guarantee, 7.875%, 4/15/2005                  2,137,380  2,137,380
                                  ------------------------------
          -     200,000            BankAmerica Corp., Sub.                 -      213,618
                          200,000 Note, 7.75%, 7/15/2002                                     213,618
                                  ------------------------------
          -                        Barclays North America,                 -
              1,000,000 1,000,000 Deb., 9.75%, 5/15/2021                        1,159,970  1,159,970
                                  ------------------------------
          -      10,000            Boatmen's Bancshares, Inc.,             -       11,139     11,139
                           10,000 Sub. Note, 9.25%, 11/1/2001
                                  ------------------------------
                      -            Chase Manhattan Corp.,                               -
  1,000,000             1,000,000 Note, 7.25%, 2/15/2008           1,016,400               1,016,400
                                  ------------------------------
          -                        CIBC Capital Funding LP,                -
              2,100,000 2,100,000 Bank Guarantee, 6.40%,                        2,167,956  2,167,956
                                  12/17/2004

                                  ------------------------------
          -      30,000            Central Fidelity Banks,                 -       32,929     32,929
                           30,000 Inc., Sub. Note, 8.15%,
                                  11/15/2002

                                  ------------------------------
          -      40,000            Corestates Capital Corp.,               -       40,311     40,311
                           40,000 Sub. Note, 5.875%,
                                  10/15/2003

                                  ------------------------------
          -                        Den Danske Bank, Note,                  -
              1,000,000 1,000,000 7.40%, 6/15/2010                              1,056,030  1,056,030
                                  ------------------------------
          -      30,000            First Union Corp., Sub                  -       32,768     32,768
                           30,000 Note, 8.00% 11/15/2002
                                  ------------------------------
          -                        National Australia Bank,                -
              2,000,000 2,000,000 Ltd., Melbourne, Sub. Note,                   2,027,500  2,027,500
                                  Series B, 6.60%, 12/10/2007

                                  ------------------------------
          -                        National Bank of Canada,                -
              3,000,000 3,000,000 Montreal, Sub. Note, 8.125%,                  3,450,930  3,450,930
                                  8/15/2004

                                  ------------------------------
          -      15,000            NationsBank Corp., Sub.                 -       16,369     16,369
                           15,000 Note, 7.625%, 4/15/2005
                                  ------------------------------
          -     430,000            PNC Funding Corp., Sub.                 -      458,230
                          430,000 Note, 6.875%, 7/15/2007                                    458,230
                                  ------------------------------
          -                        Republic New York Corp.,                -
              2,000,000 2,000,000 Sub. Note, 7.75%, 5/15/2009                   2,270,200  2,270,200
                                  ------------------------------
          -      30,000            Republic New York Corp.,                -       32,227     32,227
                           30,000 Sub. Note, 8.25%, 11/1/2001
                                  ------------------------------
          -      10,000            Sovran Financial, Deb.,                 -       10,258     10,258
                           10,000 9.75%, 6/15/1999
                                  ------------------------------
          -     200,000            SunTrust Bank, Central                  -      212,179
                          200,000 Florida, Sub. Note, 6.90%,                                 212,179
                                  7/1/2007

                                  ------------------------------
          -     255,000            SunTrust Banks, Inc., Note,             -      274,311
                          255,000 7.375%, 7/1/2002                                           274,311
                                  ------------------------------
          -      15,000            SunTrust Banks, Inc., Sub.              -       15,540     15,540
                           15,000 Note, 6.125%, 2/15/2004
                                  ------------------------------
          -                         Swedbank, Sub., 7.50%,                 -      970,870
              1,000,000 1,000,000 11/1/2006                                                  970,870
                                  -------------------------------------------------------------------
                                        Total                              -                               6.41%
                                                                               18,158,419 18,158,419
                                  -------------------------------------------------------------------
 CHEMICALS & PLASTICS  0.9%                                                -
----------------------------------------------------------------
          -                         Bayer Corp., Deb., 6.50%,              -
              1,500,000 1,500,000 10/1/2002                                     1,566,120  1,566,120
                                  ------------------------------
          -      40,000            Du Pont (E.I.) de Nemours &             -       45,630     45,630
                           40,000 Co., Note, 8.125%, 3/15/2004
                                  ------------------------------
          -      30,000            PPG Industries, Inc., Note,             -       31,801     31,801
                           30,000 6.50%, 11/1/2007
                                  -------------------------------------------------------------------
                                        Total                                                              0.94%
                                                                   1,016,400    1,643,551  2,659,951
                                  -------------------------------------------------------------------
 COMMERCIAL SERVICES 0.2%

----------------------------------------------------------------
    500,000           -            Olsten Corp., Sr. Note,           497,925            -                  0.18%
                          500,000 7.00%, 3/15/2006                                           497,925
                                  -------------------------------------------------------------------
 CONSUMER PRODUCTS  0.8%

----------------------------------------------------------------
                      -            Philip Morris Cos., Inc.,                            -
  1,000,000             1,000,000 Note, 7.125%, 8/15/2002          1,057,330               1,057,330
                                  ------------------------------
                      -            Philip Morris Cos., Inc.,                            -
  1,000,000             1,000,000 Unsecd. Note, 9.00%,             1,075,010               1,075,010
                                  1/1/2001

                                  -------------------------------------------------------------------
                                        Total                                           -                  0.75%
                                                                   2,132,340               2,132,340
                                  -------------------------------------------------------------------

                                  ------------------------------
 ECOLOGICAL SERVICES & EQUIPMENT  0.8%

----------------------------------------------------------------
                                   WMX Technologies, Inc.,                 -                               0.79%
              2,000,000 2,000,000 Deb., 8.75%, 5/1/2018                         2,238,280  2,238,280
                                  -------------------------------------------------------------------
 EDUCATION  1.6%

----------------------------------------------------------------
          -                        Boston University, 7.625%,              -
              1,975,000 1,975,000 7/15/2097                                     2,145,067  2,145,067
                                  ------------------------------
          -                        Columbia University, Medium             -
              1,150,000 1,150,000 Term Note, 8.62%, 2/21/2001                   1,238,746  1,238,746
                                  ------------------------------
          -                        Harvard University, Revenue             -
              1,100,000 1,100,000 Bonds, 8.125% Bonds,                          1,302,653  1,302,653
                                  4/15/2007

                                  -------------------------------------------------------------------
                                        Total                              -                               1.66%
                                                                                4,686,466  4,686,466
                                  -------------------------------------------------------------------
 ELECTRONICS  1.6%

----------------------------------------------------------------
          -                        General Electric Financial              -
              1,500,000 1,500,000 Services, Inc., Medium Term                   1,918,350  1,918,350
                                  Note, 9.18%, 12/30/2008

                                  ------------------------------
          -                        Harris Corp., Deb.,                     -
              2,590,000 2,590,000 10.375%, 12/1/2018                            2,737,993  2,737,993
                                  ------------------------------
          -      15,000            Rockwell International                  -       16,034     16,034
                           15,000 Corp., Unsecured Note,
                                  6.625%, 6/1/2005

                                  -------------------------------------------------------------------
                                        Total                              -                               1.65%
                                                                                4,672,377  4,672,377
                                  -------------------------------------------------------------------
 FINANCE - AUTOMOTIVE  2.7%

----------------------------------------------------------------
          -                        Chrysler Financial Corp.,               -
              1,750,000 1,750,000 Deb., 13.25%, 10/15/1999                      1,882,457  1,882,457
                                  ------------------------------
          -                        Ford Capital BV, Note,                  -
              2,000,000 2,000,000 9.375%, 5/15/2001                             2,180,240  2,180,240
                                  ------------------------------
                      -            Ford Motor Credit Corp.,                             -
  1,500,000             1,500,000 Bond, 5.375%m, 10/15/2002        1,486,365               1,486,365
                                  ------------------------------
    250,000           -            Ford Motor Credit Corp.,          268,070            -
                          250,000 Note, 7.50%, 4/25/2011                                     268,070
                                  ------------------------------
          -      35,000            Ford Motor Credit Corp.,                -       38,895     38,895
                           35,000 Note, 7.75%, 3/15/2005
                                  ------------------------------
          -      20,000            Ford Motor Credit Corp.,                -       20,426     20,426
                           20,000 Unsecured Note, 7.75%,
                                  10/1/1999

                                  ------------------------------
          -                        Ford Motor Credit Corp.,                -
              1,000,000 1,000,000 Unsub, 6.875%, 6/5/2001                       1,036,810  1,036,810
                                  ------------------------------
          -     485,000            General Motors Acceptance               -      501,456
                          485,000 Corp., Medium Term Note,                                   501,456
                                  7.50%, 5/25/2000

                                  ------------------------------
          -      45,000            General Motors Acceptance               -       45,528     45,528
                           45,000 Corp., Note, 6.25%,
                                  1/11/2000

                                  ------------------------------
          -     155,000            General Motors Acceptance               -      163,138
                          155,000 Corp., Note, 7.00%,                                        163,138
                                  9/15/2002

                                  ------------------------------
          -     100,000            General Motors Acceptance               -      100,514
                          100,000 Corp., Unsecured Note,                                     100,514
                                  7.75%, 1/15/1999

                                  -------------------------------------------------------------------
                                        Total                                                              2.73%
                                                                   1,754,435    5,969,464  7,723,899
                                  -------------------------------------------------------------------
 FINANCE - INSURANCE  0.6%

----------------------------------------------------------------
    500,000           -            CIGNA Corp., Sr. Note,            527,810            -
                          500,000 7.40%, 1/15/2003                                           527,810
                                  ------------------------------
                      -            Continental Corp., Unsec..                           -
  1,000,000             1,000,000 Note, 7.25%, 3/1/2003            1,051,730               1,051,730
                                  -------------------------------------------------------------------
                                        Total                                           -                  0.56%
                                                                   1,579,540               1,579,540
                                  -------------------------------------------------------------------
 FINANCE - RETAIL  0.2%

----------------------------------------------------------------
          -      50,000            Commercial Credit Co.,                  -       50,167     50,167
                           50,000 Note, 5.55%, 2/15/2001
                                  ------------------------------
          -      15,000            Commercial Credit Co.,                  -       15,162     15,162
                           15,000 Note, 6.70%, 8/1/1999
                                  ------------------------------
          -     395,000            Sears Roebuck Acceptance                -      403,338
                          395,000 Corp., Medium Term Note,                                   403,338
                                  6.56%, 9/5/2000

                                  -------------------------------------------------------------------
                                        Total                              -      468,667                  0.17%
                                                                                             468,667
                                  -------------------------------------------------------------------
 FINANCIAL INTERMEDIARIES  5.4%

----------------------------------------------------------------
          -                         Amvescap PLC, Sr. Note,                -
              2,000,000 2,000,000 6.60%, 5/15/2005                              2,041,340  2,041,340
                                  ------------------------------
          -      40,000            CIT Group Holdings, Inc.                -       40,224     40,224
                           40,000 Sr. Note, 6.375%, 5/21/1999
                                  ------------------------------
                      -            Donaldson, Lufkin and             990,250            -
  1,000,000             1,000,000 Jenrette Securities Corp.,                                 990,250
                                  Sr. Note, 6.50%, 6/1/2008

                                  ------------------------------
          -                        Donaldson, Lufkin and                   -
              1,500,000 1,500,000 Jenrette Securities Corp.,                    1,534,410  1,534,410
                                  Note, 6.875%, 11/1/2005

                                  ------------------------------
          -      15,000            Equitable Cos., Inc., Sr.               -       15,421     15,421
                           15,000 Note, 6.75%, 12/1/2000
                                  ------------------------------
                      -            J.P. Morgan & Co., Inc.,                             -
  1,000,000             1,000,000 Sub. Note, 6.70%, 11/1/2007      1,020,460               1,020,460
                                  ------------------------------
          -     625,000            Lehman Brothers Holdings,               -      627,656
                          625,000 Inc., Note, 6.90%, 1/29/2001                               627,656
                                  ------------------------------
          -                        Lehman Brothers Holdings,               -
              2,000,000 2,000,000 Inc., Sr. Sub. Note, 7.375%,                  2,024,840  2,024,840
                                  1/15/2007

                                  ------------------------------
          -     500,000            Merrill Lynch & Co., Inc.,              -      521,080
                          500,000 Note, 6.875%, 3/1/2003                                     521,080
                                  ------------------------------
                      -            Merrill Lynch & Co., Inc.,                           -
  1,000,000             1,000,000 Note, 7.20%, 10/15/2012          1,076,520               1,076,520
                                  ------------------------------
          -      15,000            Merrill Lynch & Co., Inc.,              -       16,052     16,052
                           15,000 Note, 7.375%, 5/15/2006
                                  ------------------------------
          -     100,000            Merrill Lynch & Co., Inc.,              -      108,843
                          100,000 Note, 8.30%, 11/1/2002                                     108,843
                                  ------------------------------
          -      65,000            Merrill Lynch & Co., Inc.,              -       67,308     67,308
                           65,000 Note, 8.375%, 2/9/2000
                                  ------------------------------
                      -            Merrill Lynch & Co., Inc.,                           -
  1,000,000             1,000,000 Note, Series MTNB, 7.19%,        1,084,360               1,084,360
                                  8/7/2012

                                  ------------------------------
          -     920,000            Morgan Stanley Group, Inc.,             -
                          920,000 Deb., 9.375%, 6/15/2001                       1,004,014  1,004,014
                                  ------------------------------
          -      30,000            Norwest Corp., Note, 5.75%,             -       30,158     30,158
                           30,000 2/1/2003
                                  ------------------------------
          -       5,000     5,000  Salomon, Inc., Note,                    -        5,091      5,091
                                  6.375%, 10/1/2004
                                  ------------------------------
          -      10,000            Salomon, Inc., Note,                    -       10,293     10,293
                           10,000 6.625%, 11/15/2003
                                  ------------------------------
                      -            Salomon Smith Barney                                 -
  2,000,000             2,000,000 Holdings, Inc., Note,            2,120,300               2,120,300
                                  7.375%, 5/15/2007

                                  ------------------------------
          -     979,702             World Financial, Pass Thru             -      998,708
                          979,702 Cert., Series 96 WFP-B,                                    998,708
                                  6.91%, 9/1/2013

                                  -------------------------------------------------------------------
                                        Total                                                              5.42%
                                                                   6,291,890    9,045,438 15,337,328
                                  -------------------------------------------------------------------
 FINANCIAL SERVICES  0.9%

----------------------------------------------------------------
          -     250,000            American Express Credit                 -      255,420
                          250,000 Corp., Deb., 8.50%,                                        255,420
                                  6/15/1999

                                  ------------------------------
          -      20,000            Associates Corp. of North               -       20,221     20,221
                           20,000 America, Sr. Note, 6.00%,
                                  6/15/2000

                                  ------------------------------
          -                        Associates Corp. of North               -
              2,000,000 2,000,000 America, Sr. Note, 6.68%,                     2,022,720  2,022,720
                                  9/17/1999

                                  ------------------------------
          -      35,000            Associates Corp. of North               -       35,457     35,457
                           35,000 America, Sr. Note, 6.75%,
                                  10/15/1999

                                  ------------------------------
          -      50,000            AVCO Financial Services,                -       51,514     51,514
                           50,000 Inc., Sr. Note, 8.50%,
                                  10/15/1999

                                  ------------------------------
          -      50,000            Caterpillar Financial                   -       50,363     50,363
                           50,000 Services Corp., Note, 6.77%,
                                  3/15/1999

                                  ------------------------------
          -      30,000            John Deere Capital Corp.,               -       30,343     30,343
                           30,000 Sr. Note, 6.50%, 9/20/1999
                                  ------------------------------
          -      15,000            John Deere Capital Corp.,               -       15,398     15,398
                           15,000 Sr. Note, 7.52%, 3/6/2000
                                  ------------------------------
          -      10,000            Paccar Financial Corp., Sr.             -       10,208     10,208
                           10,000 Note, 6.18%, 2/15/2001
                                  -------------------------------------------------------------------
                                        Total                              -                               0.88%
                                                                                2,491,644  2,491,644
                                  -------------------------------------------------------------------
 FOOD PRODUCTS  0.1%

----------------------------------------------------------------
          -       5,000     5,000  Grand Metropolitan                      -        6,355      6,355
                                  Investment Corp., 9.00%,
                                  8/15/2011

                                  ------------------------------
          -       5,000     5,000  Grand Metropolitan                      -        5,067      5,067
                                  Investment Corp., Unsecured
                                  Note, 6.50%, 9/15/1999

                                  ------------------------------
          -     300,000            Kraft General Foods, Inc.,              -      300,444
                          300,000 Deb., 6.00%, 6/15/2001                                     300,444
                                  ------------------------------
          -      25,000            Union Camp Corp., Note,                 -       26,218     26,218
                           25,000 6.50%, 11/15/2007
                                  -------------------------------------------------------------------
                                        Total                              -      338,084                  0.12%
                                                                                             338,084
                                  -------------------------------------------------------------------
 FOREST PRODUCTS  0.0%

----------------------------------------------------------------
          -      25,000            Weyerhaeuser Co., Deb.,                 -       28,027     28,027       0.00%
                           25,000 9.05%, 2/1/2003
                                  -------------------------------------------------------------------
 HEALTH SERVICES  0.4%

----------------------------------------------------------------
          -                        Aetna Services, Inc.,                   -                               0.36%
              1,000,000 1,000,000 Company Guarantee, 6.75%,                     1,021,380  1,021,380
                                  8/15/2001

                                  -------------------------------------------------------------------
 INDUSTRIAL PRODUCTS & EQUIPMENT  0.1%

----------------------------------------------------------------
          -      10,000            Air Products & Chemicals,               -       10,951     10,951
                           10,000 Inc., Note, 7.375%, 5/1/2005
                                  ------------------------------
          -      30,000            Dresser Industries, Inc.,               -       30,740     30,740
                           30,000 Note, 6.25%, 6/1/2000
                                  ------------------------------
          -     300,000            Illinois Tool Works, Inc.,              -      305,046
                          300,000 Note, 5.875%, 3/1/2000                                     305,046
                                  ------------------------------
          -      25,000            Ingersoll-Rand Co., Note,               -       26,542     26,542
                           25,000 6.51%, 12/1/2004
                                  ------------------------------
          -      10,000            Ingersoll-Rand Co., Note,               -       10,247     10,247
                           10,000 6.60%, 8/1/2000
                                  -------------------------------------------------------------------
                                        Total                              -      383,526                  0.14%
                                                                                             383,526
                                  -------------------------------------------------------------------
 INSURANCE  5.2%

----------------------------------------------------------------
          -                        Allmerica Financial Corp.,              -
              2,500,000 2,500,000 Sr. Note, 7.625%, 10/15/2025                  2,590,725  2,590,725
                                  ------------------------------
          -                        CAN Financial Corp., Deb.,              -
              2,000,000 2,000,000 7.25%, 11/15/2023                             1,919,520  1,919,520
                                  ------------------------------
          -                         Equitable Life, Note,                  -
              2,000,000 2,000,000 7.70%, 12/1/2015                              2,156,560  2,156,560
                                  ------------------------------
          -                        GEICO Corp., Deb., 9.15%,               -
              1,000,000 1,000,000 9/15/2021                                     1,133,740  1,133,740
                                  ------------------------------
          -      25,000            ITT Hartford Group, Inc.,               -       27,032     27,032
                           25,000 Note, 8.30%, 12/1/2001
                                  ------------------------------
          -      15,000            Lincoln National Corp.,                 -       15,987     15,987
                           15,000 Note, 7.625%, 7/15/2002
                                  ------------------------------
          -     250,000            MBIA, Deb., 9.00%,                      -      270,430
                          250,000 2/15/2001                                                  270,430
                                  ------------------------------
          -     900,000            Provident Cos., Inc., Bond,             -      871,011
                          900,000 7.405% 3/15/2038                                           871,011
                                  ------------------------------
          -                         Reinsurance Group of                   -
              2,000,000 2,000,000 America, Sr. Note, 7.25%,                     2,181,280  2,181,280
                                  4/1/2006

                                  ------------------------------
          -                        SunAmerica, Inc., Medium                -
              1,500,000 1,500,000 Term Note, 7.34%, 8/30/2005                   1,660,335  1,660,335
                                  ------------------------------
          -                        SunAmerican, Inc., Note,                -
              1,000,000 1,000,000 Series 2, 6.20%, 10/31/1999                   1,011,680  1,011,680
                                  ------------------------------
          -     400,000            SunAmerica, Inc., Sr. Note,             -      403,716
                          400,000 6.20%, 10/31/1999                                          403,716
                                  ------------------------------
          -     500,000            SunAmerica, Inc., Sr. Note,             -      503,920
                          500,000 9.00%, 1/15/1999                                           503,920
                                  -------------------------------------------------------------------
                                        Total                              -                               5.21%
                                                                               14,745,936 14,745,936
                                  -------------------------------------------------------------------
 LEISURE & ENTERTAINMENT  0.0%

----------------------------------------------------------------
          -      40,000            Disney (Walt) Co., Bond,                        41,388     41,388       0.01%
                           40,000 6.375%, 3/30/2001
                                  -------------------------------------------------------------------
 MACHINERY & EQUIPMENT  0.6%

----------------------------------------------------------------
          -                        Continental Airlines, Inc.,                                             0.60%
              1,600,000 1,600,000 Pass Thru Cert., Series                       1,687,408  1,687,408
                                  1997-4 B, 6.90%, 1/2/2017

                                  -------------------------------------------------------------------
 METAL & MINING  1.0%

----------------------------------------------------------------
          -                        Barrick Gold Corp., Deb.,               -                               0.97%
              2,500,000 2,500,000 7.50%, 5/1/2007                               2,751,575  2,751,575
                                  ------------------------------
 MULTI-INDUSTRY  0.3%

----------------------------------------------------------------
    750,000           -            Loews Corp., Deb., 8.875%,        893,580            -                  0.32%
                          750,000 4/15/2011                                                  893,580
                                  -------------------------------------------------------------------
 MUNICIPAL SERVICES  3.5%

----------------------------------------------------------------
          -                        Atlanta & Fulton County, GA
              1,250,000 1,250,000 Recreation Authority,
                                  Taxable Revenue Bonds,
                                  Series 1997,

                                   7.00% Bonds (Downtown Arena             -
                                  Project)/(FSA INS),                           1,333,363  1,333,363
                                  12/1/2028

                                  ------------------------------
          -                        Kansas City, MO                         -
              1,325,000 1,325,000 Redevelopment Authority,                      1,526,268  1,526,268
                                  7.65% Bonds (FSA LOC),
                                  11/1/2018

                                  ------------------------------
          -                        McKeesport, PA, Taxable                 -
              2,000,000 2,000,000 G.O. Series B 1997, 7.30%                     2,111,860  2,111,860
                                  Bonds (MBIA INS), 3/1/2020

                                  ------------------------------
          -                        Miami Florida Revenue                   -
              1,000,000 1,000,000 Pension Obligation, 7.20%                     1,039,100  1,039,100
                                  Bonds (AMBAC LOC), 12/1/2025

                                  ------------------------------
          -                        Minneapolis/St. Paul, MN                                        -
              1,250,000 1,250,000 Airport Commission, UT GO
                                  Taxable Revenue Bonds,
                                  (Series 9),

                                   8.95% Bonds                             -
                                  (Minneapolis/St. Paul, MD),                   1,435,000  1,435,000
                                  1/1/2022

                                  ------------------------------
          -                        Pittsburgh, PA Urban                    -
              1,000,000 1,000,000 Redevelopment Authority,                      1,244,600  1,244,600
                                  9.07% Bonds (CGIC GTD),
                                  9/1/2014

                                  ------------------------------
          -                        St. Johns County, FL                                            -
              1,000,000 1,000,000 Convention Center, Taxable
                                  Municipal Revenue Bonds,
                                  8.00% Bonds

                                   (FSA INS), 1/1/2026                     -
                                                                                1,135,290  1,135,290
                                  -------------------------------------------------------------------
                                        Total                              -                               3.47%
                                                                                9,825,481  9,825,481
                                  -------------------------------------------------------------------
 OIL & GAS  0.8%

----------------------------------------------------------------
          -      10,000            Atlantic Richfield Co.,                 -       12,804     12,804
                           10,000 Deb., 9.125%, 3/1/2011
                                  ------------------------------
          -                        Phillips Petroleum Co.,                 -
              1,750,000 1,750,000 Deb., 9.18%, 9/15/2021                        1,981,420  1,981,420
                                  ------------------------------
          -     250,000            Shell Oil Co., Deb., 6.95%,             -      250,618
                          250,000 12/15/1998                                                 250,618
                                  -------------------------------------------------------------------
                                        Total                              -                               0.79%
                                                                                2,244,842  2,244,842
                                  -------------------------------------------------------------------
 PHARMACEUTICAL  0.3%

----------------------------------------------------------------
          -     500,000            American Home Products                  -      517,320
                          500,000 Corp., Note, 7.70%,                                        517,320
                                  2/15/2000

                                  ------------------------------
          -     250,000            American Home Products                  -      283,125
                          250,000 Corp., Note, 7.90%,                                        283,125
                                  2/15/2005

                                  -------------------------------------------------------------------
                                        Total                              -      800,445                  0.28%
                                                                                             800,445
                                  -------------------------------------------------------------------
 PROCESS INDUSTRIES 0.3%

----------------------------------------------------------------
    750,000           -            Westvaco Corp., Deb.,             821,175            -                  0.29%
                          750,000 7.75%, 2/15/2023                                           821,175
                                  -------------------------------------------------------------------
 RAIL INDUSTRY  0.4%

----------------------------------------------------------------
          -                        Atchison Topeka & Santa Fe              -                               0.37%
              1,000,000 1,000,000 RR, Equip. Trust, 6.55%,                      1,049,200  1,049,200
                                  1/6/2013

                                  -------------------------------------------------------------------
 RETAILERS  3.0%

----------------------------------------------------------------
          -                        Dayton-Hudson Corp., Deb.,              -
              1,000,000 1,000,000 10.00%, 12/1/2000                             1,096,230  1,096,230
                                  ------------------------------
          -      15,000            Dillard Investment, Deb.,               -       16,198     16,198
                           15,000 9.25%, 2/1/2001
                                  ------------------------------
          -                        Eckerd Corp., Sr. Sub.                  -
              1,874,000 1,874,000 Note, 9.25%, 2/15/2004                        1,981,605  1,981,605
                                  ------------------------------
          -                        May Department Stores Co.,              -
              2,000,000 2,000,000 Deb., 8.125%, 8/15/2035                       2,334,980  2,334,980
                                  ------------------------------
          -                        Penney (J.C.) Co., Inc.,                -
              2,250,000 2,250,000 Deb., 7.65%, 8/15/2016                        2,370,960  2,370,960
                                  ------------------------------
          -     300,000            Sears, Roebuck & Co., Deb.,             -      300,144
                          300,000 8.45%, 11/1/1998                                           300,144
                                  ------------------------------
          -     500,000            Sears, Roebuck & Co.,                   -      518,630
                          500,000 Medium Term Note, 7.32%,                                   518,630
                                  4/24/2000

                                  -------------------------------------------------------------------
                                        Total                              -                               3.04%
                                                                                8,618,747  8,618,747
                                  -------------------------------------------------------------------
 SOVEREIGN GOVERNMENT  1.7%

----------------------------------------------------------------
          -                        Quebec, Province of, Deb.,              -
              1,000,000 1,000,000 9.125%, 8/22/2001                             1,112,690  1,112,690
                                  ------------------------------
          -                        Quebec, Province of, Deb.,              -
              1,000,000 1,000,000 13.25%, 9/15/2014                             1,115,500  1,115,500
                                  ------------------------------
          -                        Sweden, Kingdom of, Deb.,               -
              1,000,000 1,000,000 10.25%, 11/1/2015                             1,429,770  1,429,770
                                  ------------------------------
          -                        Victoria Public Authority,              -
              1,000,000 1,000,000 Local Gov't. Guarantee,                       1,107,970  1,107,970
                                  8.25%, 1/15/2002

                                  -------------------------------------------------------------------
                                        Total                              -                               1.68%
                                                                                4,765,930  4,765,930
                                  -------------------------------------------------------------------
 SURFACE TRANSPORTATION  1.2%

----------------------------------------------------------------
          -                        Trans Ocean Container                   -                               1.17%
              3,000,000 3,000,000 Corp., Sr. Sub. Note,                         3,326,040  3,326,040
                                  12.25%, 7/1/2004

                                  -------------------------------------------------------------------
 TECHNOLOGY SERVICES  0.0%

----------------------------------------------------------------
          -      35,000            Lucent Technologies, Inc.,              -       36,681     36,681       0.01%
                           35,000 Note, 6.90%, 7/15/2001
                                  -------------------------------------------------------------------
 TELECOMMUNICATIONS & CELLULAR  1.5%

----------------------------------------------------------------
          -                        BellSouth                               -
              1,750,000 1,750,000 Telecommunications, Inc.,                     1,905,365  1,905,365
                                  Deb., 7.00%, 12/1/2095

                                  ------------------------------
          -                        Cox Communications, Inc.,               -
              1,500,000 1,500,000 Medium Term Note, 6.69%,                      1,581,060  1,581,060
                                  9/20/2004

                                  ------------------------------
          -     800,000            New England Telephone &                 -      870,512
                          800,000 Telegraph, Deb., 8.625%,                                   870,512
                                  8/1/2001

                                  -------------------------------------------------------------------
                                        Total                              -                               1.54%
                                                                                4,356,937  4,356,937
                                  -------------------------------------------------------------------
 UTILITIES  3.1%

----------------------------------------------------------------
          -     250,000            Central Illinois Public,                -      254,323
                          250,000 1st Mtg. Bond, 6.00%,                                      254,323
                                  4/1/2000

                                  ------------------------------
          -     250,000            Consolidated Edison Co.,                -      276,797
                          250,000 Deb., Series 92B, 7.625%,                                  276,797
                                  3/1/2004

                                  ------------------------------
          -      60,000            Duke Energy Corp., 1st Ref.             -       60,711     60,711
                           60,000 Mtg., 6.25%, 8/12/1999
                                  ------------------------------
          -                        Enersis S.A., Note, 7.40%,              -      976,388
              1,250,000 1,250,000 12/1/2016                                                  976,388
                                  ------------------------------
                      -            Gulf States Utilities, 1st                           -
  1,000,000             1,000,000 Mtg. Bond, Series 2005B,         1,061,220               1,061,220
                                  6.77%, 8/1/2005

                                  ------------------------------
          -                         Israel Electric Corp.                  -
              1,500,000 1,500,000 Ltd., Sr. Note, 7.875%,                       1,493,460  1,493,460
                                  12/15/2026

                                  ------------------------------
          -      30,000            Michigan Consolidated Gas,              -       32,574     32,574
                           30,000 1st Mtg. Bond, 6.80%,
                                  6/15/2003

                                  ------------------------------
          -     300,000            Midwest Power Systems,                  -      306,324
                          300,000 Inc., Mtg. Bond, 6.75%,                                    306,324
                                  2/1/2000

                                  ------------------------------
          -     180,000            Minnesota Power and Light               -      199,933
                          180,000 Co., 1st Mtg. Bond, 7.75%,                                 199,933
                                  6/1/2007

                                  ------------------------------
                      -            Pacific Gas & Electric Co.,                          -
  1,000,000             1,000,000 Unsecd. Note, Series B,          1,114,540               1,114,540
                                  7.75%, 6/30/2004

                                  ------------------------------
          -                        Puget Sound Energy, Inc.,               -
              1,200,000 1,200,000 Medium Term Note, 7.02%,                      1,247,760  1,247,760
                                  12/1/2027

                                  ------------------------------
          -       5,000     5,000  Sonat, Inc., Note, 6.875%,              -        5,286      5,286
                                  6/1/2005
                                  ------------------------------
          -     500,000              Tenaga Nasional Berhad,               -      208,180
                          500,000 Deb., 7.50%, 1/15/2096                                     208,180
                                  ------------------------------
                      -            West Penn Power Co., 1st                             -
  1,000,000             1,000,000 Mtg. Bond, 7.875%, 12/1/2004     1,032,030               1,032,030
                                  ------------------------------
          -     500,000            Wisconsin Tel Co., Deb.,                -      501,569
                          500,000 6.25%, 8/1/2004                                            501,569
                                  -------------------------------------------------------------------
                                        Total                                                              3.10%
                                                                   3,207,790    5,563,305  8,771,095
                                  -------------------------------------------------------------------
                                        TOTAL CORPORATE BONDS                                             48.34%
                                                                  18,195,075  118,635,155 136,830,230
                                  -------------------------------------------------------------------
 GOVERNMENT AGENCIES  15.3%

----------------------------------------------------------------
                      -            Federal Farm CreditBank,          997,650            -
  1,000,000             1,000,000 Note, 11/19/1998                                           997,650
                                  ------------------------------
                      -            Federal Farm CreditBank,                             -
  2,000,000             2,000,000 Note, 5.875%, 1/21/2005          2,063,380               2,063,380
                                  ------------------------------
          -                        Federal Farm CreditBank,                -
              1,250,000 1,250,000 Note, 5.93%, 8/7/2008                         1,304,525  1,304,525
                                  ------------------------------
    500,000           -            Federal Farm CreditBank,          539,285            -
                          500,000 Note, 9.20%, 9/27/2005                                     539,285
                                  ------------------------------
                      -            Federal Home Loan Bank,                              -
  1,000,000             1,000,000 Bond, 5.644%, 2/23/1999          1,001,820               1,001,820
                                  ------------------------------
          -                        Federal Home Loan Bank,                 -
              1,500,000 1,500,000 Bond, 5.905%, 7/22/2008                       1,561,260  1,561,260
                                  ------------------------------
                      -            Federal Home Loan Bank,                              -
  1,000,000             1,000,000 Bond, 6.00%, 7/7/2004            1,018,110               1,018,110
                                  ------------------------------
                      -            Federal Home Loan Bank,                              -
  2,000,000             2,000,000 Bond, 6.06%, 4/27/2004           2,012,280               2,012,280
                                  ------------------------------
                      -            Federal Home Loan Bank,                              -
  1,000,000             1,000,000 Bond, 6.10%, 4/7/2003            1,019,180               1,019,180
                                  ------------------------------
                      -            Federal Home Loan Bank,                              -
  1,000,000             1,000,000 Bond, 6.11%, 4/17/2003           1,019,730               1,019,730
                                  ------------------------------
                      -            Federal Home Loan Bank,                              -
  1,000,000             1,000,000 Bond, 6.11%, 5/15/2003           1,020,430               1,020,430
                                  ------------------------------
                      -            Federal Home Loan Bank,                              -
  1,000,000             1,000,000 Bond, 6.14%, 5/11/2005           1,026,810               1,026,810
                                  ------------------------------
                      -            Federal Home Loan Bank,                              -
  1,000,000             1,000,000 Bond, 6.23%, 6/1/2005            2,058,660               2,058,660
                                  ------------------------------
                      -            Federal Home Loan Bank,                              -
  3,000,000             3,000,000 Bond, 6.25%, 5/19/2004           3,062,970               3,062,970
                                  ------------------------------
                      -            Federal Home Loan Bank,                              -
  1,000,000             1,000,000 Bond, 7.00%, 12/15/2009          1,021,330               1,021,330
                                  ------------------------------
          -                        Federal Home Loan Bank,                 -
              1,500,000 1,500,000 Note, Series HH07, 6.90%,                     1,670,100  1,670,100
                                  2/7/2007

                                  ------------------------------
          -                        Federal Home Loan Bank, Sr.             -
              3,500,000 3,500,000 Note, 5.80%, 9/2/2008                         3,643,535  3,643,535
                                  ------------------------------
                      -            Federal Home Loan Bank,                              -
  1,250,000             1,250,000 Structured Note, 4.914%,         1,248,868               1,248,868
                                  12/2/1998

                                  ------------------------------
    500,000           -            Federal Home Loan Bank,           505,175            -
                          500,000 Structured Note, 5.05%,                                    505,175
                                  3/29/2000

                                  ------------------------------
                      -            Federal Home Loan Mortgage                           -
  2,500,000             2,500,000 Corp., Note, 6.35%,              2,552,125               2,552,125
                                  7/17/2008

                                  ------------------------------
          -      50,000            Federal Home Loan Mortgage              -       50,404     50,404
                           50,000 Corp., Note, 6.93%,
                                  3/17/2004

                                  ------------------------------
                      -            Federal Home Loan Mortgage                           -
  3,000,000             3,000,000 Corp., Structured Note,          3,026,280               3,026,280
                                  5.00%, 3/10/2000

                                  ------------------------------
          -     500,000            Federal National Mortgage               -      536,095
                          500,000 Association, 8.25%,                                        536,095
                                  12/18/2000

                                  ------------------------------
          -                        Federal National Mortgage               -
              1,650,000 1,650,000 Association, Medium Term                      1,735,272  1,735,272
                                  Note, 6.71%, 7/24/2001

                                  ------------------------------
                      -            Federal National Mortgage         525,975            -
  1,500,000             1,500,000 Association, Medium Term                                   525,975
                                  Note, Series B, 7/9/2012

                                  ------------------------------
          -     100,000            Federal National Mortgage               -      100,518                  0.04%
                          100,000 Association, Note, 7.17%,                                  100,518
                                  1/20/2004

                                  ------------------------------
                      -            Federal National Mortgage
  1,500,000             1,500,000 Association, Principal
                                  STRIPS, 7.16% - 7.23%,
                                  4/12/2006

                                -  (Callable 4/12/1999 @ 100)                           -
                                                                   1,470,510               1,470,510
                                  ------------------------------
          -     500,000            Tennessee Valley Authority,             -      511,555
                          500,000 6.125%, 7/15/2003                                          511,555
                                  ------------------------------
          -                        Tennessee Valley Authority,             -
              1,800,000 1,800,000 8.625%, 11/15/2029                            1,788,102  1,788,102
                                  ------------------------------
          -                        Tennessee Valley Authority,             -
              3,305,000 3,305,000 Note, 8.625%, 11/15/2029                      3,339,240  3,339,240
                                  -------------------------------------------------------------------
                                        TOTAL GOVERNMENT                                                  15.34%
                                  AGENCIES                        27,190,568   16,240,606 43,431,174
                                  -------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES  7.9%

----------------------------------------------------------------
 FEDERAL HOME LOAN MORTGAGE CORPORATION  2.5%

----------------------------------------------------------------
          -     655,703            Pool C00622, 7.00%,                     -      668,817
                          655,703 6/1/2028                                                   668,817
                                  ------------------------------
          -     942,344            Pool C11040, 7.00%,                     -      961,191
                          942,344 6/1/2028                                                   961,191
                                  ------------------------------
          -     841,177            Pool E66857, 6.50%,                     -      853,533
                          841,177 5/1/2012                                                   853,533
                                  ------------------------------
          -                        Pool E70007, 6.00%,                     -
              3,502,524 3,502,524 4/1/2013                                      3,517,865  3,517,865
                                  ------------------------------
          -                        Pool TBA, 6.50%, 11/1/2099              -
              1,000,000 1,000,000                                               1,008,130  1,008,130
                                  -------------------------------------------------------------------
                                        Total                              -                               2.48%
                                                                                7,009,536  7,009,536
                                  -------------------------------------------------------------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION  2.1%

----------------------------------------------------------------
          -     814,194            Pool 267905, 7.00%,                     -      832,514
                          814,194 2/1/2024                                                   832,514
                                  ------------------------------
          -                        Pool 354370, 6.50%,                     -
              1,352,817 1,352,817 8/1/2003                                      1,371,418  1,371,418
                                  ------------------------------
          -                        Pool 421090, 6.50%,                     -
              1,795,897 1,795,897 4/1/2028                                      1,809,923  1,809,923
                                  ------------------------------
          -                        Pool 421590, 6.50%,                     -
              1,956,124 1,956,124 4/1/2028                                      1,972,008  1,972,008
                                  -------------------------------------------------------------------
                                        Total                              -                               2.11%
                                                                                5,985,863  5,985,863
                                  -------------------------------------------------------------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  3.3%

----------------------------------------------------------------
          -      47,145            Pool 1851, 7.50%, 6/20/2007             -       48,619     48,619
                           47,145
                                  ------------------------------
          -     921,422            Pool 312595, 8.00%,                     -      955,975
                          921,422 1/15/2022                                                  955,975
                                  ------------------------------
          -     807,527            Pool 379983, 7.50%,                     -      832,763
                          807,527 2/15/2024                                                  832,763
                                  ------------------------------
          -                        Pool 447986,                            -
              1,479,943 1,479,943 7.00%,6/15/2028                               1,514,633  1,514,633
                                  ------------------------------
          -                        Pool 468686, 7.50%,                     -
              1,949,172 1,949,172 2/15/2028                                     2,008,856  2,008,856
                                  ------------------------------
          -     779,367            Pool 780204, 7.00%,                     -      737,852
                          720,735 7/15/2025                                                  737,852
                                  ------------------------------
          -                        Pool 780359, 7.50%,                     -
              2,452,089 2,164,715 12/15/2023                                    2,232,362  2,232,362
                                  ------------------------------
          -                        Pool TBA, 7.00%, 11/1/2099              -
              1,000,000 1,000,000                                               1,023,440  1,023,440
                                  -------------------------------------------------------------------
                                        Total                              -                               3.30%
                                                                                9,354,500  9,354,500
                                  -------------------------------------------------------------------
                                        TOTAL MORTGAGE-BACKED              -                               7.90%
                                  SECURITIES                                   22,349,899 22,349,899
                                  -------------------------------------------------------------------
 PREFERRED STOCKS  0.8%

----------------------------------------------------------------
 TECHNOLOGY SERVICES  0.8%

----------------------------------------------------------------
          -      21,103            Microsoft Corp., Cumulative             -                               0.73%
                           21,103 Conv. Pfd., Series A, $2.20                   2,062,818  2,062,818
                                  -------------------------------------------------------------------





 U.S.TREASURY BONDS  4.8%

---------------------------------------------------------------
          - $3,800,000           Bond, 6.00%, 2/15/2026                    -
                       3,800,000                                              4,145,382   4,145,382
                                -------------------------------
          -                      Bond, 6.125%, 11/15/2027                  -
             1,200,000 1,200,000                                              1,349,112   1,349,112
                                -------------------------------
          -                      Bond, 6.375%, 8/15/2027                   -
             2,500,000 2,500,000                                              2,880,650   2,880,650
                                -------------------------------
          -                      Bond, 7.125%, 2/15/2023                   -                314,476
               255,000  255,000                                                 314,476
                                -------------------------------
          -                      Bond, 7.875%, 2/15/2021                   -                184,348
               140,000  140,000                                                 184,348
                                -------------------------------
          -                      Bond, 9.875%, 11/15/2015                  -                401,136
               265,000  265,000                                                 401,136
                                -------------------------------
          -                      Bond, 10.75%, 8/15/2005                   -
             1,500,000 1,500,000                                              2,028,840   2,028,840
                                -------------------------------
          -                      Bond, 11.625%, 11/15/2004                 -
             1,500,000 1,500,000                                              2,051,475   2,051,475
                                -------------------------------
          -     75,000           Bond, 12.00%, 8/15/2013                   -                115,823
                         75,000                                                 115,823
                                --------------------------------------------------------------------
                                      Total                                -                               4.76%
                                                                             13,471,242  13,471,242
                                --------------------------------------------------------------------
 U.S. TREASURY NOTES  3.3%

---------------------------------------------------------------
          -                      Note, 5.625%, 5/15/2008                   -
             3,300,000 3,300,000                                              3,555,750   3,555,750
                                -------------------------------
    250,000      5,000           Note, 5.75%, 8/15/2003              264,965      5,299     270,264
                        255,000
                                -------------------------------
          -     50,000           Note, 6.375%, 7/15/1999                   -     50,663      50,663
                         50,000
                                -------------------------------
          -     20,000           Note, 6.50%, 4/30/1999                    -     20,202      20,202
                         20,000
                                -------------------------------
          -                      Note, 6.50%, 8/15/2005                    -
             1,860,000 1,860,000                                              2,076,671   2,076,671
                                -------------------------------
          -                      Note, 7.75%, 11/30/1999                   -
             3,240,000 3,240,000                                              3,352,558   3,352,558
                                -------------------------------
          -     25,000           Note, 7.875%, 11/15/1999                  -     25,872      25,872
                         25,000
                                --------------------------------------------------------------------
                                      Total                          264,965                               3.30%
                                                                              9,087,015   9,351,980
                                --------------------------------------------------------------------
                                      TOTAL TREASURY                 264,965                               8.06%
                                SECURITIES                                   22,558,257  22,823,222
                                --------------------------------------------------------------------
 (1)REPURCHASE AGREEMENTS  2.7%

---------------------------------------------------------------
          -                      Westdeutsche Landesbank                   -                               2.72%
             7,705,000 7,705,000Girozentrale, 5.42%, dated                    7,705,000   7,705,000
                                10/30/1998, due 11/2/1998

                                --------------------------------------------------------------------
 INVESTMENT COMPANIES  1.0%

---------------------------------------------------------------
                     -           Goldman Sachs Government          2,801,722          -                    0.99%
  2,801,722            2,801,722Income Fund ( at net asset                                2,801,722
                                value)

                                --------------------------------------------------------------------
                                      TOTAL INVESTMENTS                                 282,220,107   283,085,483
                                (identified cost                  85,545,221 196,674,886
                                $273,203,963)(2)

                                --------------------------------------------------------------------
                                                                                                      99.7%

 (1) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in joint accounts with other Federated funds.

 (2) The cost of investment for federal tax purposes amounts to $273,203,963. The net unrealized appreciation of investments on a federal tax basis amounts to $9,016,144 which is comprised of $10,223,320 appreciation and $1,207,176 depreciation at October 31, 1998.

     Note: The categories of investments are shown as a percentage of net assets ($283,085,483) at October 31, 1998.

 The following acronyms are used throughout this proforma:

 AMBAC American Municipal Bond Assurance Corporation LP     Limited Partnership
 CGIC  Capital Guaranty Insurance Corporation        MBIA   Municipal Bond
                                                            Investors Assurance
 CMO   Collateralized Mortgage Obligation            PLC Public Limited Company
 FSA   Financial Security Assurance                      Separate Trading of
                                                         Registered Interest

                                         STRIPS and Principal Securities

 GO    General Obligation                 SA     Support Agreement
 GTD   Guaranty                           TBA    To Be Announced
 INS   Insured                            UT     Unlimited Tax
 LOC   Letter of Credit

 See Notes to the Proforma Financial Statements



                                  CCB BOND FUND
                       FEDERATED INTERMEDIATE INCOME FUND

             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                         OCTOCTOBER 31, 1998 (UNAUDITED)

----------------------------------------------------------------------------------------------------------
                                                   CCB          FEDERATED                       FEDERATED
                                                  BOND         INTERMEDIATE      PRO FORMA      PRO FORMA
                                                  FUND         INCOME FUND      ADJUSTMENT      COMBINED

                                                ----------     -------------    ------------    ----------
ASSETS:
-------------------------------------------
Investments in securities, at  value          $ 85,545,218   $  196,674,886         ---       $ 282,220,104
(identified cost, $83,232,318,
$189,971,645 & 273,203,963 respectively)

-------------------------------------------

-------------------------------------------
Income receivable                                 905,476         3,492,993         ---         4,398,469
-------------------------------------------

-------------------------------------------
Receivable for shares sold                            ---           314,786         ---           314,786
-------------------------------------------

-------------------------------------------
                                                ----------     -------------    ------------    ----------
     Total assets                               86,450,694      200,482,665         ---         286,933,359
-------------------------------------------
LIABILITIES:

-------------------------------------------
Payable to Bank                                                     341,260         ---           341,260
-------------------------------------------
Payable for investments purchased                     ---         2,037,635         ---         2,037,635
-------------------------------------------
Income distributions payable                      435,178           940,511         ---         1,375,689
-------------------------------------------
Payable for shares redeemed                           ---            62,440         ---            62,440
-------------------------------------------

-------------------------------------------
Accrued expenses                                   27,622             3,230         ---            30,852
-------------------------------------------
                                                ----------     -------------    ------------    ----------
     Total liabilities                            462,800         3,385,076         ---         3,847,876
-------------------------------------------     ----------     -------------    ------------    ----------
NET ASSETS                                    $ 85,987,894   $  197,097,589         ---       $ 283,085,483
-------------------------------------------     ----------     -------------    ------------    ----------
NET ASSETS CONSISTS OF:

-------------------------------------------
Paid in capital                               $ 86,729,748   $  190,372,445         ---         277,102,193
-------------------------------------------
Net unrealized appreciation of                  2,312,900         6,703,244         ---         9,016,144
investments

-------------------------------------------
Accumulated net realized loss on                (3,054,754)        (26,651)         ---         (3,081,405)
investments

-------------------------------------------
Undistributed net investment income                   ---            48,551         ---            48,551
-------------------------------------------
                                                ----------     -------------    ------------    ----------
     Total Net Assets                         $ 85,987,894   $  197,097,589         ---       $ 283,085,483
-------------------------------------------     ----------     -------------    ------------    ----------
NET ASSETS:

-------------------------------------------
Institutional Shares                          $ 85,987,894   $  187,906,574         ---       $ 273,894,468
-------------------------------------------
Institutional Service Shares                          ---         9,191,015         ---         9,191,015
-------------------------------------------                                     ------------
                                                ----------     -------------                    ----------
    Total Net Assets                          $ 85,987,894   $  197,097,589         ---       $ 283,085,483
-------------------------------------------     ----------     -------------    ------------    ----------
SHARES OUTSTANDING:

-------------------------------------------
Institutional Shares                            8,304,548        18,210,881          27,612 (a) 26,543,041
-------------------------------------------
Institutional Service Shares                          ---           890,749         ---           890,749
-------------------------------------------                                     ------------
                                                ----------     -------------                    ----------
    Total shares outstanding                    8,304,548        19,101,630          27,612     27,433,790
-------------------------------------------     ----------     -------------    ------------    ----------
NET ASSET VALUE, OFFERING PRICE, AND
REDEMPTION PROCEEDS PER SHARE:

-------------------------------------------
INSTITUTIONAL SHARES:

-------------------------------------------
Net Asset Value Per Share                     $     10.35    $        10.32         ---       $     10.32
-------------------------------------------
                                                ----------     -------------    ------------    ----------
Offering Price Per Share *                    $     10.84    $        10.32         ---       $     10.32
-------------------------------------------
                                                ----------     -------------    ------------    ----------
 Redemption Proceeds Per Share                $     10.35    $        10.32         ---       $     10.32
-------------------------------------------     ----------     -------------    ------------    ----------
INSTITUTIONAL SERVICE SHARES:

-------------------------------------------
Net Asset Value Per Share                     $       ---    $        10.32         ---       $     10.32
-------------------------------------------     ----------
                                                               -------------    ------------    ----------
Offering Price Per Share                      $       ---    $        10.32         ---       $     10.32
-------------------------------------------     ----------
                                                               -------------    ------------    ----------
Redemption Proceeds Per Share                 $       ---    $        10.32         ---       $     10.32
-------------------------------------------     ----------     -------------    ------------    ----------
(a) Adjustment to reflect share balance as a result of the combination.

  *    Computation of Offering Price per Share ( 100/95.50 of $10.35).   (See Notes to Pro Forma Financial Statements)




                                                          CCB BOND FUND
                                                FEDERATED INTERMEDIATE INCOME FUND

                                           PRO FORMA COMBINING STATEMENT OF OPERATIONS
                                          SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------------------
                                            CCB      FEDERATED                   FEDERATED
                                           BOND     INTERMEDIATE    PRO FORMA    PRO FORMA

                                         FUND (A)   INCOME FUND    ADJUSTMENT     COMBINED

                                         ---------- -------------  ------------  -----------
---------------------------------------
INVESTMENT INCOME:

---------------------------------------
---------------------------------------
Interest                               $ 2,924,688     6,063,240 $         --- $  8,987,928 $
---------------------------------------
---------------------------------------
Dividend                                                  35,191           ---       35,191
---------------------------------------  ---------- -------------  ------------  -----------
---------------------------------------
     Total income                        2,924,688     6,098,431           ---    9,023,119
---------------------------------------
---------------------------------------
EXPENSES:

---------------------------------------
---------------------------------------
Investment advisory fee                    321,745       473,831     (206,249) a    589,327
---------------------------------------
---------------------------------------
Administrative personnel and services       61,482        78,137      (50,749) b     88,870
fee

---------------------------------------
---------------------------------------
Transfer agent and dividend                 23,769        30,704      (21,202) c     33,271
disbursing agent fees and expenses
---------------------------------------
---------------------------------------
Directors'/Trustees fees                       770         3,532       (1,025) d      3,277
---------------------------------------
---------------------------------------
Accounting and custodian fees               33,435        48,286      (37,953) e     43,768
---------------------------------------
---------------------------------------
Professional Fees                            8,457        11,401       (8,868) f     10,990
---------------------------------------
---------------------------------------
Distribution services fee -                    ---         8,257           ---        8,257
Institutional Service Shares
---------------------------------------
---------------------------------------
Shareholder services fee -                     ---       228,659        63,664 g    292,323
Institutional Shares

---------------------------------------
---------------------------------------
Shareholder services fee -                     ---         8,257           ---        8,257
Institutional Service Shares
---------------------------------------
---------------------------------------
Share registration costs                     6,964        17,881        13,467 h     38,312
---------------------------------------
---------------------------------------
Printing and postage                         3,305        13,630       (3,324) i     13,611
---------------------------------------
---------------------------------------
Other expenses                               2,288        18,822         5,356 j     26,466
---------------------------------------  ---------- -------------  ------------  -----------
---------------------------------------
     Total expenses                        462,215       941,397     (246,883)    1,156,729
---------------------------------------
---------------------------------------
Waivers-

---------------------------------------
---------------------------------------
Waiver of investment advisory fee        (321,745)     (170,842)       298,109    (194,478)
---------------------------------------
---------------------------------------
Waiver of distribution services fee -          ---       (2,972)           ---      (2,972)
Institutional Service Shares

---------------------------------------
---------------------------------------
Waiver of shareholder services fee-            ---     (228,659)      (63,664)    (292,323)
Institutional Shares

---------------------------------------
---------------------------------------
Waiver of shareholder services fee -           ---       (5,284)           ---      (5,284)
Institutional Service Shares

---------------------------------------  ---------- -------------  ------------  -----------
---------------------------------------  ---------- -------------  ------------  -----------
  Total waivers                          (321,745)     (407,757)       234,445    (495,057)
---------------------------------------  ---------- -------------  ------------  -----------
---------------------------------------  ---------- -------------  ------------  -----------
   Net expenses                            140,470       533,640      (12,438)      661,672
---------------------------------------  ---------- -------------  ------------  -----------
---------------------------------------  ---------- -------------  ------------  -----------
     Net investment income               2,784,218     5,564,791        12,438    8,361,447
---------------------------------------  ---------- -------------  ------------  -----------
---------------------------------------
REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS:

---------------------------------------
---------------------------------------
Net realized gain  on investments          304,580     (114,400)           ---      190,180
---------------------------------------
---------------------------------------
Net change in unrealized appreciation    1,063,263     2,790,845           ---    3,854,108
(depreciation) of investments
---------------------------------------
---------------------------------------  ---------- -------------  ------------  -----------
    Net realized and unrealized gain     1,367,843     2,676,445           ---    4,044,288
(loss) on investments
                                         ---------- -------------  ------------  -----------
---------------------------------------  ---------- -------------  ------------  -----------
       Change in net assets resulting  $ 4,152,061     8,241,236 $      12,438 $ 12,405,735
                                                 $
from operations
---------------------------------------  ---------- -------------  ------------  -----------
(a) Represents the period for the six months ended October 31, 1998.



(See Legend to Pro Forma Adjustments on following page)
(See Notes to Pro Forma Financial Statements)

                       FEDERATED INTERMEDIATE INCOME FUND

                                  CCB BOND FUND

              NOTES TO PRO FORMA COMBINING STATEMENT OF OPERATIONS

                  SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)

a) Federated Management (the "Adviser") receives for its services an annual investment advisory fee equal to 0.50% of the Federated Intermediate Income Fund's (the "Fund") average daily net assets. Central Carolina Bank & Trust Company receives for its services an annual investment advisory fee equal to 0.75% of the CCB Bond Fund's average daily net assets. The pro forma adjustment reflects fees incurred at a lower rate by the Fund compared to the CCB Bond Fund. The reduction in the investment advisory fee reflects the decrease in advisory fees imposed by the Adviser. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

b) Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The FAS fee is based on the level of average aggregate net assets of the fund for the period. The pro forma adjustment reflects fees incurred at a lower rate by the Fund compared to the CCB Bond Fund.

c) Federated Shareholder Services Company serves as transfer and dividend disbursing agent for the Fund. The fee is based on the size, type, and number of accounts and transactions made by shareholders. The pro forma adjustment reflects fees incurred at a lower rate by the Fund compared to the CCB Bond Fund.

d) Adjustment to reflect the elimination of the Directors/Trustees fees for the CCB Bond Fund .

e) Fees reflect custodian costs for the Fund paid to State Street Bank and Trust Company. The custodian fee is based on a percentage of assets, plus out-of-pocket expenses. Federated Shareholder Services Company maintains the Fund's accounting records. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses. The pro forma adjustment reflects fees incurred at a lower rate by the Fund compared to the CCB Bond Fund.

f) Adjustment to reflect the audit fee and legal fee reductions due to the combining of two portfolios into one.

g) Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS") the Federated Intermediate Income Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

h) Adjustment to reflect state registration costs for Federated Intermediate Income Fund only.

i) Printing and postage expenses are adjusted to reflect estimated savings to be realized by combining two portfolios into a single portfolio.

j) Insurance premiums are allocated from a group coverage. The allocation is comprised of a base amount, plus a portion based on average net assets. The pro forma combined insurance premium equals the fixed base premium for a single portfolio, plus its allowable portion which is based on its percentage of the combined fund complex assets.

                       FEDERATED INTERMEDIATE INCOME FUND

                                  CCB BOND FUND

               NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

1.      BASIS OF COMBINATION

        The accompanying unaudited Pro Forma Combining Portfolio of Investments, Statement of Assets and Liabilities, and Statement of Operations reflect the accounts of Federated Intermediate Income Fund and CCB Bond Fund, collectively ("the Funds"), for the six month period ended October 31, 1998. These statements have been derived from the books and records utilized in calculating daily net asset values at October 31, 1998. The accompanying unaudited Pro Forma Combining Statement of Operations reflects the accounts of the Funds, for the six month period ended October 31, 1998, the most recent semi-annual report date of the Federated Intermediate Income Fund, the acquiring Fund.

        The Pro Forma Combining Portfolio of Investments, Statement of Assets and Liabilities, and Statement of Operations ("Pro Forma Financial Statements") should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

        The Pro Forma Financial Statements give effect to the proposed transfer of the assets of CCB Bond Fund in exchange for Institutional Shares of Federated Intermediate Income Fund. Under generally accepted accounting principles, Federated Intermediate Income Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

        The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory and administration fee arrangements for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

        For the six month period ended October 31, 1998, Federated Intermediate Income Fund and CCB Bond Fund paid investment advisory fees computed at the annual rate of 0.50% and 0.75%, respectively, as a percentage of average daily net assets.

        The Adviser may voluntarily choose to waive all or portion of their fees and reimburse certain operating expenses of the Funds.

        SHARES OF BENEFICIAL INTEREST

        The Pro Forma net asset value per share assumes the issuance of 8,332,160 Institutional Shares of the Federated Intermediate Income Fund in exchange for 8,304,548 shares from CCB Bond Fund which would have been issued at October 31, 1998, in connection with the proposed reorganization.